UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: October 31, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

Annual Report	October 31, 2015

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

TABLE OF CONTENTS
Management’s Discussion and Analysis of Fund Performance (unaudited)	1
Schedules of Investments	8

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Global Public Equity Fund

The Cornerstone Advisors Global Public Equity Fund (the “Fund”) reached its three year anniversary on August 30, 2015. Since inception, the Fund has grown from $507 million in initial assets to $853 million at fiscal year-end, October 31, 2015. The Fund has performed within expectations for the time period and market conditions and is ahead of the MSCI All Country World Index (“ACWI”) (“Fund benchmark”) since inception.

Fund performance was 1.39% for the fiscal year versus the Fund benchmark at -0.03%. The Global Opportunistic Module was the best performer at 5.20%. Global Structured Module gained 0.39% for the year and Style Specialists Module lost 0.73%. Given the market environment and our thorough understanding of the strategy, we are not overly concerned that the Module trailed the Fund benchmark and believe this shows the diversification benefit of the three Modules. Overall, we are pleased with the relatively strong performance against the benchmark over the past year, despite only a moderate absolute return.

During the fiscal year we added Chautauqua Global Growth and Clarivest Global Growth to the Global Opportunistic roster and removed Turner Global Concentrated.

Global Public Equity markets had their first major increase in volatility over the summer. We believe our diversified approach performed as expected during that period. The underlying funds and sub-advisers will continue to select the geographic region, investment style, and market capitalization in which they wish to invest. This results in the Fund being designed to participate in the economic growth of multiple regions, currencies, and economic sectors. While the Fund benchmark is a market capitalization weighted index designed to measure the equity market performance of 23 developed and 23 emerging markets, the Fund is agnostic to market capitalization weighting and is not bound to the 46 countries defined by the Fund benchmark. Therefore, some level of deviation is expected. We look forward to sharing periodic updates on the Cornerstone Advisors Global Public Equity Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Annualized Inception to Date
Cornerstone Advisors Global Public Equity Fund	1.39%	11.56%	11.67%
MSCI ACWI [3]	-0.03%	9.92%	10.39%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Global Public Equity Fund, versus the MSCI ACWI

1	For the year ended October 31, 2015. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2015 are -3.13% and 9.74%, respectively. Gross expense ratio for the Fund from the most recent prospectus is 0.99%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Income Opportunities Fund

The Cornerstone Advisors Income Opportunities Fund (the “Fund”) reached its three year anniversary on August 30, 2015. Since inception, the Fund has grown from $114 million in initial assets to $163 million at fiscal year-end, October 31, 2015. The Fund has performed within expectations for the time period and market conditions.

Fund performance was -12.00% for the fiscal year versus the Fund benchmark at 1.21%. All modules had negative performance with the Convertible Securities Module losing 0.14%, Global High Yield Module down 0.50%, Emerging Markets Local Debt Module down 18.89% and the Master Limited Partnership Income Module the worst performer at 25.88%

During the fiscal year no changes were made to the underlying sub-advisers.

The past year was difficult for investments with sensitivity to energy and emerging market currencies. While the absolute performance of the modules was not favorable, performance was within expectations given the specific environment for the specific underlying investments. Going forward, we expect the Fund to continue to focus on providing current income from niche strategies that we believe are underutilized in investor portfolios today.

While we expect the variability of returns to be higher than those of traditional core fixed income, we also expect less sensitivity to rising rates. We look forward to sharing periodic updates on the Cornerstone Advisors Income Opportunities Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Annualized Inception to Date
Cornerstone Advisors Income Opportunities Fund	-12.00%	2.45%	2.76%
50/50 Hybrid of the following Indices:	1.21%	5.86%	6.14%
MSCI ACWI [3]	-0.03%	9.92%	10.39%
Barclays U.S. Aggregate Index [4]	1.96%	1.65%	1.74%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Income Opportunities Fund, versus a 50/50 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the year ended October 31, 2015. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC- registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. International investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. The potential tax

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2015 are -15.93% and 1.44%, respectively. Gross expense ratio from the most recent prospectus is 0.92%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Public Alternatives Fund

The Cornerstone Advisors Public Alternatives Fund (the “Fund”) reached its three year anniversary on August 30, 2015. Since inception, the fund has grown from $293 million in initial assets to $480 million at fiscal year-end, October 31, 2015. Despite trailing the Fund benchmark (60/40 Hybrid of the MSCI ACWI/Barclays U.S. Aggregate Indices (“Fund benchmark”), the Fund has performed within expectations for the time period, market conditions, and relative to Strategy Module specific benchmarks.

Fund performance was 5.16% for the fiscal year versus the Fund benchmark at 1.00%. The Arbitrage Module was the best performer at 8.54%. The Global Macro Module returned 1.50% for the same period.

Performance difference between the Fund benchmark and Strategy Module Benchmarks highlight the difference in how this fund was constructed in comparison to traditional public equity and global fixed income, of which the Fund benchmark is comprised. We designed this fund to exhibit a lower correlation to traditional public equity and global fixed income markets and in that respect the fund has performed as expected. The recent market environment has highlighted how this fund is differentiated from traditional stocks and bonds. We believe that the Fund is positioned to capture a broad opportunity set that can benefit in differing market environments going forward.

During the fiscal year we added Numeric Investors Integrated Alpha and AJO Global Market Neutral. The strategies were funded from current investment. There were no underlying sub-advisers removed.

In the coming year we will continue to monitor the investment universe for compelling strategies that may be appropriate for the Fund; however, we do not expect to make anywhere near the number of changes that were implemented this year. We look forward to sharing periodic updates on the Cornerstone Advisors Public Alternatives Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Annualized Inception to Date
Cornerstone Advisors Public Alternatives Fund	5.16%	4.38%	4.05%
60/40 Hybrid of the following Indices:	1.00%	6.69%	7.00%
MSCI ACWI [3]	-0.03%	9.92%	10.39%
Barclays U.S. Aggregate Index [4]	1.96%	1.65%	1.74%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Public Alternatives Fund, versus a 60/40 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the year ended October 31, 2015. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC- registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

increased volatility and lower trading volume. Investments in smaller companies typically exhibit higher volatility. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. With short sales, you risk paying more for a security than you received from its sale. Short sale losses are potentially unlimited. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, arbitrage and leverage, which can increase volatility and decrease performance.

One year return and annualized inception to date return as of 09/30/2015 are 5.87% and 4.22%, respectively. Gross expense ratio from the most recent prospectus is 2.01%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Management’s Discussion and Analysis of Fund Performance (unaudited)

Cornerstone Advisors Real Assets Fund

The Cornerstone Advisors Real Assets Fund reached its three year anniversary on August 30, 2015. Since inception, the fund has grown from $115 million in initial assets to $153 million at fiscal year-end, October 31, 2015. Despite trailing the Fund benchmark (67/33 Hybrid of the MSCI ACWI/Barclays U.S. Aggregate Indices (“Fund benchmark”), the Fund continues to perform within expectations for the time period, market conditions, and relative to Strategy Module specific benchmarks.

Fund performance was -19.43% for the fiscal year versus the Fund benchmark at 0.84%. All modules declined over the period. Inflation Protected Securities Modules was down 2.07%, Master Limited Partnership Total Return Module lost 22.17% and Diversified Commodities Module declined 28.48%. This fiscal year was the most challenging since 2008 for commodity and energy sensitivity investments. Despite low realized inflation (as measured by headline CPI), we believe real asset strategies are a core component of a diversified portfolio approach.

During the fiscal year no changes were made to the underlying sub-advisers of the fund.

In the coming year we plan to continue to explore the potential of adding a fourth Module to the Fund. Research is still being conducted to test the potential benefits of Emerging Market Currencies, Infrastructure and Real Estate. We look forward to sharing periodic updates on the Cornerstone Advisors Real Assets Fund with you in the coming year. Thank you for your continued trust and confidence in Cornerstone Advisors.

AVERAGE ANNUAL TOTAL RETURN [1,2]
	One Year Return	Average Annual 3-Year Return	Annualized Inception to Date
Cornerstone Advisors Real Assets Fund	-19.43%	-5.90%	-5.40%
67/33 Hybrid of the following Indices:	0.84%	7.26%	7.60%
MSCI ACWI [3]	-0.03%	9.92%	10.39%
Barclays U.S. Aggregate Index [4]	1.96%	1.65%	1.74%

Comparison of Change in the Value of a $10,000 Investment in the Cornerstone Advisors Real Assets Fund, versus a 67/33 Hybrid of following indices: the MSCI ACWI and the Barclays U.S. Aggregate Index

1	For the year ended October 31, 2015. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 30, 2012.

2	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

4	The Barclays U.S. Aggregate Index represents securities that are SEC- registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

This represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing in the Fund is subject to the risks of the underlying funds. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. The Fund is non-diversified and entails certain risks, including risk associated with the use of derivatives (options, swap agreements, futures contracts and similar instruments), hedging, and leverage, which can increase volatility and decrease performance. Investments in securities of MLPs involve risk that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP. MLP common units and other equity securities can be affected by economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer. MLP investments in the energy industry entail significant risk and volatility. Investing in the commodity futures markets may subject the Fund to greater volatility than

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

investments in traditional securities. The value of an inflation protected security tends to decrease when real interest rates increase, and tends to increase when real interest rates decrease. The potential tax benefits from investing in MLPs depend on them being treated as partnerships for federal tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the fund which could result in a reduction of the fund’s value.

One year return and annualized inception to date return as of 09/30/2015 are -23.28% and -6.42%, respectively. Gross expense ratio from the most recent prospectus is 0.99%. The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 877-762-1442.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

Sector Weightings (unaudited)†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.0%
	Shares	Value

ARGENTINA — 0.0%
Banco Macro ADR *	1,446	$89,262
Ternium ADR	13,966	200,691

		289,953

AUSTRALIA — 1.7%
Abacus Property Group ‡	45,505	105,649
Aconex *	16,401	53,215
Adelaide Brighton	18,475	55,091
AGL Energy	40,080	476,042
Amalgamated Holdings	2,273	22,680
Amcor	49,284	478,285
APA Group	67,731	442,775
Ardent Leisure Group	29,520	58,561
Aristocrat Leisure	19,431	129,069
Asciano	15,387	89,806
ASX	3,239	94,856
Beach Energy	116,133	53,447
Brambles	29,765	219,777
Caltex Australia	10,883	244,641
Commonwealth Bank of Australia	4,947	269,301
Computershare	14,168	108,640
CSG *	53,286	61,032
CSL	11,966	798,556
Domino’s Pizza Enterprises	59,428	1,974,937
DuluxGroup	22,574	94,800
Echo Entertainment Group	40,714	147,572
Goodman Group ‡	114,521	493,885
GUD Holdings	3,733	21,326
Hansen Technologies	24,702	53,796

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Insurance Australia Group	14,182	$56,689
Iress	11,306	75,551
iSentia Group	21,469	63,228
JB Hi-Fi	4,199	53,599
Lend Lease Group	49,100	454,286
Macquarie Atlas Roads Group	18,280	53,017
McMillan Shakespeare	5,650	50,490
Mineral Resources	264,254	800,790
National Australia Bank	8,136	174,124
Navitas	18,894	56,278
Newcrest Mining *	4,891	42,705
Oil Search	28,303	159,338
Origin Energy	38,217	149,822
Orora	59,340	98,407
Pacific Brands	29,197	14,872
Qantas Airways	360,523	1,015,501
Ramsay Health Care	4,029	177,837
Recall Holdings	9,733	52,890
Rio Tinto	2,512	90,913
Scentre Group ‡	15,293	44,942
SMS Management & Technology	13,961	48,562
Southern Cross Media Group	57,479	40,115
Spotless Group Holdings	33,984	52,103
Stockland ‡	19,141	55,072
Suncorp Group	6,044	56,346
Super Retail Group	9,154	62,729
Sydney Airport	27,357	125,414
Tabcorp Holdings	39,323	132,190
Tatts Group	73,175	205,930
Technology One	15,035	41,125
Telstra	174,723	671,924
Ten Network Holdings *	70,067	8,229
TPG Telecom	83,016	654,095
Transpacific Industries Group	105,495	50,826
Transurban Group	36,071	268,234
Treasury Wine Estates	17,023	85,420
Veda Group	26,969	50,387
Vicinity Centres ‡	26,039	53,927
Village Roadshow	2,406	12,868
Washington H Soul Pattinson	3,370	38,712
Wesfarmers	18,007	505,666
Westfield ‡	5,874	42,717
Westpac Banking	9,821	218,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

AUSTRALIA (continued)
Whitehaven Coal *	70,151	$50,785
Woodside Petroleum	19,628	415,302
Woolworths	20,079	343,924

		14,524,510

AUSTRIA — 0.3%
ams	5,335	171,422
BUWOG	1,109	23,584
Conwert Immobilien Invest	8,493	121,972
Erste Group Bank	13,165	387,078
Immobilien Anlagen	7,359	144,540
Oesterreichische Post	1,290	46,957
OMV	22,524	601,513
Schoeller-Bleckmann Oilfield Equipment	1,010	60,668
Verbund	8,329	117,768
Voestalpine	4,346	157,391
Wienerberger	24,081	443,686

		2,276,579

BELGIUM — 0.3%
Anheuser-Busch InBev	3,958	474,465
Barco	323	21,185
Bekaert	1,905	56,590
bpost	3,522	88,192
Cofinimmo ‡	1	112
Colruyt	338	16,711
Delhaize Group	4,259	395,534
Groupe Bruxelles Lambert	4,211	342,254
Nyrstar	18,556	28,435
Ontex Group	9,897	304,459
Proximus	6,648	230,577
Telenet Group Holding *	2,464	143,874
UCB	6,560	568,748
Umicore	3,188	135,627

		2,806,763

BERMUDA — 0.1%
Endurance Specialty Holdings	4,372	276,005
Global Sources *	1,600	14,320
Signet Jewelers	3,113	469,876

		760,201

BRAZIL — 0.8%
Aliansce Shopping Centers	21,200	57,445
Ambev ADR	55,549	270,524

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Arezzo Industria e Comercio	5,300	$28,860
Arteris	17,400	42,546
Banco do Brasil	32,800	135,825
BB Seguridade Participacoes	103,497	713,856
BM&FBovespa	18,000	53,208
Braskem ADR	3,810	42,482
BRF	17,736	276,396
CETIP — Mercados Organizados	12,282	108,599
Cia Energetica de Minas Gerais ADR	12,405	24,190
Cia Hering	14,800	58,140
Cia Paranaense de Energia ADR	15,850	130,921
Cielo	48,176	457,332
Cosan Industria e Comercio	25,322	162,245
CPFL Energia *	28,105	112,885
CSU Cardsystem	14,100	10,968
Duratex	12,400	20,578
EcoRodovias Infraestrutura e Logistica	17,600	27,154
EDP — Energias do Brasil	24,100	70,490
Embraer	29,600	217,056
Equatorial Energia	9,400	83,823
Estacio Participacoes	18,000	72,158
Eternit	17,800	10,339
Fibria Celulose	70,737	965,525
Fleury	19,800	84,148
Gerdau ADR	285,000	396,150
Grendene	11,300	52,888
Industrias Romi	43,400	19,919
JBS	113,619	419,824
Kepler Weber	600	3,554
Kroton Educacional	51,716	132,222
Light	14,100	46,908
Linx	5,700	69,466
Localiza Rent a Car	9,200	62,024
Lojas Renner	17,200	82,509
Marfrig Global Foods *	8,400	13,874
Multiplus	6,100	54,317
Odontoprev	39,900	102,219
QGEP Participacoes	23,800	36,781
Qualicorp	22,029	92,536
Raia Drogasil	11,369	117,889
Somos Educacao	10,100	34,700
Sul America	11,856	58,195

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

BRAZIL (continued)
Tempo Participacoes	14,500	$14,476
Tereos Internacional *	14,700	1,982
Tractebel Energia	13,800	121,198
Transmissora Alianca de Energia Eletrica	9,100	46,956
Tupy	5,900	32,280
Ultrapar Participacoes	27,552	478,662
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6,347	72,068
WEG	31,300	116,871

		6,918,161

CANADA — 2.3%
Agnico Eagle Mines	1,814	51,274
Aimia	5,900	54,596
Air Canada, Cl B *	108,100	889,535
Allied Properties ‡	3,039	83,389
Amaya *	1,900	42,458
Bank of Montreal	1,400	81,413
Bank of Nova Scotia	1,600	75,240
Barrick Gold	14,335	110,176
BCE	7,215	311,863
Bellatrix Exploration *	27,956	45,966
Bonterra Energy	2,637	43,782
CAE	8,700	98,204
Canadian Imperial Bank of Commerce	3,500	268,415
Canadian National Railway	7,487	457,316
Canadian Tire, Cl A	800	70,370
Canadian Utilities, Cl A	4,300	113,123
Canfor *	4,052	57,328
Capital Power	5,173	74,335
CCL Industries, Cl B	4,817	682,433
Celestica *	50,700	568,417
Cenovus Energy	3,333	49,654
CGI Group, Cl A *	7,544	280,217
China Gold International Resources *	9,434	12,626
CI Financial	7,500	178,954
Cineplex	1,300	50,097
Cogeco Cable	1,155	59,649
Colliers International Group	8,450	418,946
Computer Modelling Group	5,400	51,208
Concordia Healthcare	50,961	1,558,917

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Constellation Software	500	$216,045
Cott	5,900	61,590
Descartes Systems Group *	5,100	89,238
Dollarama	1,900	128,347
Domtar	16,200	668,088
Eldorado Gold	10,651	37,225
Element Financial *	18,528	239,606
Emera	5,100	167,088
Empire	3,369	70,570
Enbridge	3,400	145,324
Enghouse Systems	1,200	54,723
Fairfax Financial Holdings	200	98,489
FirstService	3,170	111,517
Fortis	8,000	231,569
Franco-Nevada	1,900	96,366
Freehold Royalties	2,843	22,068
George Weston	1,000	84,215
Gildan Activewear	2,400	68,994
Goldcorp	7,394	94,602
Husky Energy	3,394	45,864
IMAX *	26,814	1,029,389
Imperial Oil	8,879	295,446
Innergex Renewable Energy	7,000	56,638
Jean Coutu Group PJC, Cl A	4,100	62,491
Kinross Gold *	26,437	53,173
Laurentian Bank of Canada	2,226	90,174
Linamar	9,100	528,838
Loblaw	4,649	244,965
lululemon athletica *	38,056	1,871,213
MacDonald Dettwiler & Associates	1,486	88,574
Maple Leaf Foods	2,200	34,979
Metro, Cl A	12,437	355,628
Mullen Group	5,580	74,508
North West	2,800	62,099
Northland Power	5,100	65,915
Open Text	2,718	125,985
Parex Resources *	14,491	108,827
Parkland Fuel	5,723	99,570
Pason Systems	7,833	115,255
Pembina Pipeline	10,200	256,404
Progressive Waste Solutions	3,200	76,941
Quebecor, Cl B	5,400	127,154
Raging River Exploration *	11,976	76,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Ritchie Bros Auctioneers	1,600	$41,529
Rogers Communications, Cl B	14,222	565,900
Royal Bank of Canada	2,500	142,953
Saputo	6,300	150,225
Shaw Communications, Cl B	38,155	792,221
Silver Wheaton	6,569	89,271
SNC-Lavalin Group	1,912	61,282
Sun Life Financial	4,800	161,884
Suncor Energy	2,743	81,623
Thomson Reuters	3,000	123,157
Toromont Industries	2,200	57,255
TransCanada	13,272	446,595
Valeant Pharmaceuticals International *	9,215	861,876
WSP Global	4,414	153,660
Yamana Gold	22,435	49,070

		19,250,114

CHILE — 0.2%
AES Gener	93,847	45,120
Aguas Andinas, Cl A	13,860	7,289
AntarChile	4,905	49,649
Antofagasta	6,139	49,788
Banco de Chile	474,424	50,204
Banco de Credito e Inversiones	1,171	47,751
Banco Santander Chile ADR	12,764	242,388
Besalco	150,131	55,359
Bupa Chile	69,280	53,937
CAP	13,755	36,359
Colbun	46,100	12,228
Empresa Nacional de Telecomunicaciones	7,770	71,877
Empresas CMPC	38,766	95,689
Empresas COPEC	15,219	142,575
Enersis	315,397	83,201
Parque Arauco	28,360	47,386
Quinenco	20,604	40,818
SACI Falabella	55,270	370,574
SONDA	33,570	53,946
Vina Concha y Toro	58,530	99,557

		1,655,695

CHINA — 3.3%
361 Degrees International	90,000	32,025
Agricultural Bank of China, Cl H	532,000	217,274

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Alibaba Group Holding ADR *	33,516	$2,809,646
Anhui Conch Cement, Cl H	56,500	172,765
Baidu ADR *	9,446	1,770,842
Bank of China, Cl H	1,511,000	711,776
Bank of Communications, Cl H	355,000	262,176
Bitauto Holdings ADR *	3,182	101,506
CGN Power, Cl H (A)	285,000	118,404
China Coal Energy, Cl H	152,000	64,976
China Communications Services, Cl H	1,186,000	477,263
China Construction Bank, Cl H	1,757,342	1,272,498
China Datang Renewable Power, Cl H	136,000	18,170
China Eastern Airlines, Cl H *	650,000	420,302
China King-Highway Holdings *	43,702	143,119
China Life Insurance, Cl H	154,443	555,424
China Medical System Holdings	36,000	49,776
China Mobile	202,035	2,414,491
China National Building Material, Cl H	204,000	127,257
China Oilfield Services, Cl H	40,000	44,869
China Petroleum & Chemical, Cl H	134,000	95,981
China Railway Construction, Cl H	12,500	18,976
China Railway Group, Cl H	211,000	200,501
China Resources Beer Holdings	132,000	249,185
China Shenhua Energy, Cl H	36,500	61,406
China Shineway Pharmaceutical Group	340,000	441,761
China Shipping Container Lines, Cl H * (D)	42,000	13,482
China Shipping Development, Cl H (D)	24,000	13,600
China Southern Airlines, Cl H	320,000	272,838
China Telecom, Cl H	668,000	349,601
China Unicom Hong Kong	230,000	283,192
Chongqing Rural Commercial Bank, Cl H	835,000	525,815
CNOOC	207,000	232,786
CRRC	34,000	43,236
Ctrip.com International ADR *	33,579	3,121,840
Datang International Power Generation, Cl H	10,000	3,697
Dongfeng Motor Group, Cl H	70,000	101,035
Evergrande Real Estate Group	177,000	135,741

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Golden Eagle Retail Group	49,000	$63,155
Great Wall Motor, Cl H	37,500	45,751
Guangdong Electric Power Development, Cl B	20,771	13,601
Hengan International Group	20,000	216,673
Huadian Power International, Cl H	232,000	169,681
Huaneng Power International, Cl H	140,000	151,844
Industrial & Commercial Bank of China, Cl H	1,111,000	707,359
Inner Mongolia Yitai Coal, Cl B	75,600	63,279
Intime Retail Group	58,000	63,953
JD.com ADR *	5,857	161,770
KWG Property Holding	226,000	162,892
Mindray Medical International ADR	2,500	59,950
NetEase ADR	4,810	695,189
New Oriental Education & Technology Group ADR	3,379	92,956
Ping An Insurance Group of China, Cl H	145,516	817,244
Qunar Cayman Islands ADR *	2,767	134,310
Shenzhou International Group Holdings	26,388	130,912
Sihuan Pharmaceutical Holdings Group (D)	122,000	2
Sinopec Shanghai Petrochemical, Cl H	116,000	48,317
Sinopharm Group, Cl H	488,342	2,031,171
Sinotruk Hong Kong	74,500	31,078
Stella International Holdings	39,000	96,463
Sun Art Retail Group	85,000	69,819
Tencent Holdings	180,197	3,405,053
Uni-President China Holdings	78,000	64,123
Vipshop Holdings ADR *	3,160	64,843
Want Want China Holdings	182,000	151,496
WuXi PharmaTech Cayman ADR *	2,000	89,400
Yanzhou Coal Mining, Cl H	64,000	30,774
Zhuzhou CSR Times Electric, Cl H	50,852	329,799
Zijin Mining Group, Cl H	354,000	95,004

		28,207,093

CZECH REPUBLIC — 0.0%
Komercni Banka	578	119,695
Philip Morris CR	94	44,780
Unipetrol *	6,190	37,124

		201,599

COMMON STOCK — continued
	Shares	Value

DENMARK — 0.7%
AP Moeller—Maersk, Cl B	165	$243,941
Carlsberg, Cl B	3,184	260,954
Chr Hansen Holding	1,940	116,896
Danske Bank	29,516	811,604
Dfds	5,720	173,733
DSV	1,462	59,424
Genmab *	1,594	156,993
H Lundbeck	8,476	249,288
Novo Nordisk, Cl B	27,886	1,476,475
Novo Nordisk ADR	27,694	1,472,767
Novozymes, Cl B	5,101	237,043
Pandora	2,581	297,095
Royal Unibrew	9,693	383,135
TDC	23,457	123,160
Tryg	16,580	299,180

		6,361,688

EGYPT — 0.0%
Commercial International Bank Egypt SAE	25,203	166,396

FINLAND — 0.3%
Amer Sports	9,809	274,246
Elisa	4,423	165,943
Fortum	15,044	226,313
Kesko, Cl B	4,097	131,031
Kone, Cl B	11,268	481,589
Neste	4,023	97,809
Nokia	27,795	207,695
Orion, Cl B	8,407	299,499
Sampo, Cl A	13,490	659,778
Sanoma	9,867	43,484
Stora Enso, Cl R	14,793	137,444
Tikkurila	129	2,372

		2,727,203

FRANCE — 3.1%
Accor	2,340	116,555
Air Liquide	6,066	787,108
Airbus Group	6,293	436,904
Alten	2,681	138,958
AXA	27,800	743,806
BNP Paribas	4,819	293,037
Capital Gemini	12,053	1,072,902
Christian Dior	923	181,518

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

FRANCE (continued)
Cie Generale des Etablissements Michelin	1,028	$102,404
CNP Assurances	3,431	48,967
Danone	31,658	2,206,093
Dassault Systemes	6,242	493,296
Electricite de France	7,949	148,407
Engie	26,615	467,826
Eurazeo	729	51,338
Eurofins Scientific	1,448	524,465
Eutelsat Communications	291	9,604
Fonciere Des Regions ‡	546	51,503
Gecina ‡	393	50,310
Hermes International	2,327	896,673
ICADE ‡	687	50,950
Iliad	10,024	2,108,948
Ingenico Group	2,631	311,379
JCDecaux	27,155	1,105,929
Kering	12,080	2,237,782
Klepierre ‡	1,324	62,889
Lagardere	3,023	88,137
L’Oreal	2,070	377,149
LVMH Moet Hennessy Louis Vuitton	3,172	591,656
Numericable-SFR *	57,603	2,609,738
Orange	67,366	1,187,411
Orpea	751	60,377
Pernod Ricard	994	117,297
Remy Cointreau	1,036	72,264
Renault	7,912	746,762
Rubis	5,534	444,007
Safran	26,676	2,027,744
Sanofi	7,076	713,352
SCOR	1,455	54,157
SEB	3,889	394,712
Sodexo	3,479	309,335
Technip	418	21,917
Teleperformance	4,110	323,179
Total	16,231	787,856
Unibail-Rodamco ‡	372	104,122
Veolia Environnement	6,721	156,448
Vicat	814	52,112
Virbac	276	55,122
Vivendi	21,253	512,580
Wendel	411	49,178

		26,556,163

COMMON STOCK — continued
	Shares	Value

GERMANY — 2.5%
adidas	2,514	$225,999
ADO Properties * (A)	6,123	156,546
Allianz	6,095	1,069,300
Aurelius	9,430	421,709
Aurubis	3,405	227,608
BASF	9,917	813,360
Bayer	5,413	722,243
Bechtle	682	63,098
Brenntag	1,164	70,333
Commerzbank *	31,012	341,878
Covestro * (A)	7,508	231,132
Daimler	41,094	3,569,106
Deutsche EuroShop	1,066	51,530
Deutsche Lufthansa	3,236	47,891
Deutsche Telekom	91,062	1,705,226
Deutsche Wohnen	24,908	703,178
Drillisch	5,702	294,214
E.ON	62,855	665,616
Fraport Frankfurt Airport Services Worldwide	768	48,815
Freenet	3,906	131,851
Fresenius & KGaA	9,444	694,070
Fresenius Medical Care & KGaA	1,085	97,803
Gerresheimer	6,456	504,319
Gerry Weber International	2,262	36,931
GFT Technologies	9,337	276,416
Grand City Properties	17,355	346,573
Hannover Rueck	506	58,675
Henkel & KGaA	3,765	348,283
HUGO BOSS	664	68,456
Kabel Deutschland Holding	445	56,654
KION Group	1,170	52,806
Krones	462	55,523
KUKA	677	57,370
KWS Saat	302	97,705
LEG Immobilien	4,468	356,916
Linde	1,303	226,204
MAN	704	73,380
Merk	2,170	211,747
MTU Aero Engines	593	54,857
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	231,500
ProSiebenSat.1 Media	1,152	62,352

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

GERMANY (continued)
Rheinmetall	10,100	$636,071
RWE	8,825	123,239
SAP	9,870	779,787
Scout24 * (A)	12,600	422,596
Siemens	5,211	524,777
SMA Solar Technology	5,663	274,429
Software	2,194	63,766
STADA Arzneimittel	14,700	558,637
Stroeer	10,408	658,339
TAG Immobilien	3,903	50,658
TUI	2,748	51,217
Vonovia	3,190	106,649
Wincor Nixdorf	1,419	72,862
Wirecard	25,530	1,322,216
Zalando * (A)	9,474	331,868

		21,506,284

GREECE — 0.2%
Alpha Bank AE *	47,962	6,101
Diana Shipping *	10,900	68,779
Eurobank Ergasias *	2,864,186	98,754
FF Group	1,514	30,683
GEK Terna Holding Real Estate Construction *	7,794	16,027
Grivalia Properties REIC ‡	3,869	35,109
Hellenic Exchanges — Athens Stock Exchange	9,932	56,704
Hellenic Petroleum	4,503	26,128
Hellenic Telecommunications Organization	18,966	177,130
Intralot — Integrated Lottery Systems & Services *	13,695	22,767
JUMBO	2,313	22,489
Marfin Investment Group Holdings *	17,561	1,638
Metka	2,405	23,089
Motor Oil Hellas Corinth Refineries	7,664	94,072
Navios Maritime Acquisition	38,600	138,188
Navios Maritime Holdings	7,200	15,192
OPAP	9,095	80,273
Public Power	20,958	121,612
StealthGas *	26,007	109,750
Titan Cement	8,085	177,275

		1,321,760

COMMON STOCK — continued
	Shares	Value

HONG KONG — 1.6%
AIA Group	314,288	$1,837,090
Alibaba Pictures Group *	100,000	26,837
ANTA Sports Products	45,821	128,080
APT Satellite Holdings	383,000	377,510
Beijing Enterprises Water Group	500,000	396,559
Beijing Jingneng Clean Energy, Cl H	172,000	59,839
BOC Hong Kong Holdings	18,000	57,577
Brightoil Petroleum Holdings *	139,000	49,394
Brilliance China Automotive Holdings	24,000	33,357
Cafe de Coral Holdings	16,000	54,143
Cheung Kong Infrastructure Holdings	9,000	83,549
China Everbright International	40,000	64,331
China Innovationpay Group *	304,000	19,842
China Mengniu Dairy	118,000	229,327
China Minsheng Banking, Cl H	11,400	11,412
China Overseas Land & Investment	166,852	540,887
China Overseas Property Holdings *	12,000	2,059
China Resources Cement Holdings	76,000	30,646
China Resources Gas Group	8,000	21,913
China Resources Power Holdings	46,000	104,191
China State Construction International Holdings	38,000	57,534
China Traditional Chinese Medicine *	120,000	90,768
China Zhongwang Holdings	169,600	74,831
CITIC	52,000	97,021
CK Hutchison Holdings	26,100	358,377
CLP Holdings	35,500	309,997
CSPC Pharmaceutical Group	62,000	57,938
CT Environmental Group	486,280	172,335
Esprit Holdings	33,300	37,435
Galaxy Entertainment Group	398,441	1,365,388
GCL New Energy Holdings *	696,000	51,213
Geely Automobile Holdings	60,000	32,147
Global Brands Group Holding *	76,000	15,732
G-Resources Group	1,956,000	43,951
Guangdong Investment	72,000	100,760
Guangzhou Automobile Group, Cl H	72,000	63,358
Haier Electronics Group	33,000	63,934
Hang Seng Bank	21,700	398,931
HC International *	74,000	43,072

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
HKT Trust & HKT	188,000	$226,620
Honbridge Holdings *	306,000	54,641
Hong Kong Exchanges and Clearing	16,006	420,079
Hongkong Land Holdings	8,000	60,043
Hopewell Highway Infrastructure	3,000	1,381
Hopewell Holdings	60,000	216,434
Hua Han Bio-Pharmaceutical Holdings	564,000	81,876
Hysan Development	19,000	84,465
Jardine Matheson Holdings	800	43,623
Jardine Strategic Holdings	500	15,040
Johnson Electric Holdings	125	460
Kingboard Chemical Holdings	51,500	72,872
Kingston Financial Group	58,000	22,995
KuangChi Science *	201,000	82,635
Kunlun Energy	701,765	575,581
Landing International Development *	1,865,000	56,273
Lee & Man Paper Manufacturing	165,000	103,127
Lenovo Group	8,000	7,499
Li & Fung	138,000	112,185
Link ‡	13,000	77,848
Luye Pharma Group *	40,000	39,464
Man Wah Holdings	186,128	213,279
MGM China Holdings	40,800	59,727
MTR	53,500	242,472
New China Life Insurance, Cl H	9,200	40,417
Orient Overseas International	1,500	7,153
PAX Global Technology	35,000	45,803
PCCW	275,000	148,753
People’s Insurance Group of China, Cl H	492,000	263,955
Phoenix Healthcare Group	53,500	80,807
Power Assets Holdings	44,500	443,065
Sands China	41,010	147,928
Shanghai Industrial Holdings	23,000	60,541
Shanghai Pharmaceuticals Holding, Cl H	30,900	71,332
Shangri-La Asia	36,000	33,079
Shenzhen International Holdings	40,780	61,985
Sino Biopharmaceutical	140,000	175,311
Sino Land	32,000	49,456
Sino Oil And Gas Holdings *	335,000	8,279
SJM Holdings	72,000	60,110

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
SSY Group	76,690	$19,268
Sun Hung Kai Properties	8,000	107,255
Superb Summit International Group *(D)	75,000	—
Swire Pacific, Cl A	4,000	46,540
Techtronic Industries	168,443	617,301
Television Broadcasts	15,400	56,212
Tianneng Power International	520,000	379,083
Tonly Electronics Holdings	800	495
Town Health International Medical Group	344,000	71,485
Truly International Holdings	220,000	52,529
VTech Holdings	9,000	109,360
West China Cement	406,000	69,539
Wharf Holdings	13,000	77,573
Wynn Macau	26,400	36,382
Yue Yuen Industrial Holdings	10,000	36,608

		13,811,488

INDIA — 0.5%
Apollo Hospitals Enterprise	2,760	55,438
Asian Paints	9,678	123,267
Axis Bank	16,000	116,517
Bharat Forge	6,205	81,615
Bharat Petroleum	16,266	217,234
Britannia Industries	2,029	100,610
Eicher Motors	284	77,238
Emami	7,322	120,613
Glenmark Pharmaceuticals	3,173	48,192
HDFC Bank ADR	9,185	561,571
Hindustan Petroleum	16,466	193,932
Indian Oil *	27,235	166,673
Infosys ADR	28,822	523,408
ITC	51,736	265,357
KPR Mill	4,357	53,480
LIC Housing Finance	21,752	159,671
Maruti Suzuki India	1,496	101,866
Nilkamal	4,127	63,025
Relaxo Footwears	1,939	15,455
RSWM	9,466	40,946
Ruchi Soya Industries	20,195	9,823
Sangam India	13,477	51,641
Sanghvi Movers	7,790	39,163
Siyaram Silk Mills	167	2,392

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

INDIA (continued)
Sun Pharmaceutical Industries	14,562	$198,426
Suzlon Energy *	715,845	269,480
Tata Consultancy Services	6,657	254,301
Tata Motors ADR *	6,453	190,815
Torrent Power	36,889	109,947
Vardhman Textiles	15,973	177,621
WNS Holdings ADR *	2,434	82,926
Zee Entertainment Enterprises	28,348	177,357

		4,650,000

INDONESIA — 0.3%
Agung Podomoro Land *	2,798,300	56,178
AKR Corporindo	102,100	43,993
Asahimas Flat Glass	31,900	16,175
Astra Graphia	171,500	21,241
Astra International	163,000	70,040
Bank Central Asia	290,000	272,626
Bank Negara Indonesia Persero	297,500	102,946
Elnusa	567,200	14,381
Energi Mega Persada *	14,621,400	53,282
Gudang Garam	17,000	53,266
Indocement Tunggal Prakarsa	25,500	33,346
Indofood Sukses Makmur	122,700	49,412
Jasa Marga Persero	88,500	31,190
Kalbe Farma	998,100	103,408
Matahari Department Store	61,642	74,395
Metrodata Electronics	250,765	12,264
Mitrabahtera Segara Sejati	115,200	3,331
Perusahaan Gas Negara Persero	475,600	103,896
Petrosea	162,400	3,769
Samudera Indonesia	15,400	5,985
Semen Indonesia Persero	100,100	71,196
Sugih Energy *	2,112,200	58,884
Tambang Batubara Bukit Asam Persero	25,500	13,617
Telekomunikasi Indonesia Persero	4,327,377	844,860
Tower Bersama Infrastructure *	128,500	66,731
Unilever Indonesia	2,500	6,741
United Tractors	57,200	75,104

		2,262,257

IRELAND — 0.8%
Accenture PLC, Cl A	7,352	788,134
Bank of Ireland *	323,636	120,645

COMMON STOCK — continued
	Shares	Value

IRELAND (continued)
C&C Group PLC	940	$3,752
CRH PLC	8,173	223,428
Dalata Hotel Group *	7,190	35,737
Experian	6,493	111,083
Fleetmatics Group *	7,599	422,960
Fly Leasing ADR	3,873	51,085
Glanbia	5,761	111,751
Greencore Group	34,979	162,760
Icon PLC *	2,894	184,840
Kerry Group, Cl A	3,941	320,479
Mallinckrodt PLC *	8,500	558,195
Paddy Power PLC	829	95,902
Prothena PLC *	500	25,755
Ryanair Holdings PLC	22,713	1,775,900
Seagate Technology	11,700	445,302
Trinity Biotech PLC ADR	12,020	134,985
Tyco International	17,300	630,412
Weatherford International *	25,500	261,120
XL Group, Cl A	5,100	194,208

		6,658,433

ISRAEL — 0.3%
Attunity *	18,204	228,369
Bank Hapoalim	38,928	202,860
Bezeq The Israeli Telecommunication	52,716	113,628
Check Point Software Technologies *	1,200	101,928
Elbit Systems	4,350	345,182
Israel Chemicals	19,122	105,873
Israel Discount Bank, Cl A *	155,058	282,947
Kenon Holdings *	7	92
Mellanox Technologies *	1,800	84,798
Mizrahi Tefahot Bank	3,810	46,244
Oil Refineries *	133,566	48,899
Paz Oil	334	50,039
Sapiens International	7,982	94,268
Teva Pharmaceutical Industries	3,971	230,203
Teva Pharmaceutical Industries ADR	2,117	125,305
The Israel Corporation	206	53,091
Tower Semiconductor *	44,852	601,071

		2,714,797

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

ITALY — 1.2%
Anima Holding (A)	23,336	$229,028
Ansaldo STS	5,099	54,214
Assicurazioni Generali	11,532	218,853
Atlantia	13,217	366,127
Banca Popolare di Milano Scarl	162,438	152,931
Brembo	3,226	142,434
CNH Industrial	312,936	2,115,793
Davide Campari-Milano	15,785	135,178
De’ Longhi	5,901	144,814
DiaSorin	1,323	59,364
Ei Towers	938	56,718
Enel	164,453	759,938
Eni	28,735	469,901
ERG	4,679	66,189
EXOR	3,879	192,462
Interpump Group	3,725	54,919
Intesa Sanpaolo	465,532	1,624,359
Luxottica Group	2,698	189,118
Parmalat	13,187	34,306
Pfeiffer Vacuum Technology	714	89,195
Prada	8,800	35,844
Recordati	7,850	195,262
Reply	503	64,083
Snam	69,564	360,867
Telecom Italia	543,248	758,938
Tenaris	4,206	53,046
Terna Rete Elettrica Nazionale	74,168	377,696
Unipol Gruppo Finanziario	108,726	508,707
Yoox Net-A-Porter Group, Cl A *	8,633	293,309

		9,803,593

JAPAN — 4.8%
Adastria	5,129	288,768
Aeon	9,200	136,592
Aica Kogyo	3,700	73,410
Air Water	8,000	131,125
Aisin Seiki	1,500	59,553
Alps Electric	7,000	217,102
ANA Holdings	28,000	83,539
Ariake Japan	5,575	252,708
Asahi Kasei	13,000	79,708
Ashikaga Holdings	24,600	111,105
Astellas Pharma	31,800	462,862
Bank of Yokohama	14,000	87,402

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Bridgestone	21,600	$794,835
Calbee	4,000	144,862
Canon	6,600	197,520
Central Glass	25,000	123,525
Chiba Bank	7,000	51,127
Chubu Electric Power	17,300	266,172
Chugai Pharmaceutical	5,300	171,282
Citizen Holdings	2,800	21,181
Cosmo Energy Holdings *	700	9,577
Credit Saison	600	12,317
Dai Nippon Printing	8,000	82,652
Daicel	12,000	158,920
Daihatsu Motor	1,000	12,253
Daito Trust Construction	500	54,079
Daiwa House Industry	2,700	70,878
Daiwa Securities Group	313,000	2,135,661
Denso	2,100	97,607
East Japan Railway	1,500	142,873
Eisai	3,000	187,526
Electric Power Development	6,000	198,105
Fancl	7,300	102,373
Fast Retailing	200	72,978
FP	2,000	81,900
Frontier Real Estate Investment ‡	9	36,374
Fuji Heavy Industries	1,800	69,766
FUJIFILM Holdings	16,900	673,659
Fujitsu	14,000	66,234
GMO internet	21,100	299,078
Heiwa	15,100	278,546
Hino Motors	52,400	598,423
Hirose Electric	840	101,745
Hiroshima Bank	22,000	122,238
Hitachi	29,000	167,307
Hitachi Chemical	4,100	64,881
Hitachi Koki	5,800	42,220
Hokkaido Electric Power *	32,500	347,177
Hokkoku Bank	14,000	51,937
Hokuetsu Kishu Paper	22,000	153,124
Honda Motor	4,100	136,121
Hoshizaki Electric	7,632	553,867
House Foods Group	6,400	110,559
Idemitsu Kosan	400	6,565
ITOCHU	63,300	798,380

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Itoham Foods	19,000	$97,055
Japan Real Estate Investment ‡	11	50,814
Japan Retail Fund Investment ‡	27	52,229
Japan Tobacco	9,900	342,589
Jeol	17,000	102,527
Joyo Bank	11,000	57,187
JSR	2,800	44,240
JX Holdings	80,300	316,060
Kajima	55,000	315,608
Kakaku.com	8,600	161,071
Kamigumi	7,000	60,150
Kaneka	12,000	106,534
Kao	3,200	164,269
Kawasaki Heavy Industries	17,000	67,894
KDDI	42,000	1,017,059
Keio	15,000	122,094
Kewpie	7,000	159,601
Kintetsu Group Holdings	3,000	11,604
Kirin Holdings	7,000	99,051
Kobayashi Pharmaceutical	1,900	147,354
Komatsu	11,200	184,268
Koyo Seiko	6,000	103,472
Kuraray	8,600	105,982
Kusuri No Aoki	6,007	286,475
Kyowa Hakko Kirin	7,000	115,458
Kyushu Electric Power	13,400	162,197
Kyushu Financial Group *	7,810	60,062
Leopalace21 *	10,300	55,002
Lion	35,264	340,591
Makita	1,300	71,347
Marubeni	17,000	98,461
Miraca Holdings	2,200	98,110
Mitsubishi	9,600	174,587
Mitsubishi Chemical Holdings	8,500	53,101
Mitsubishi Heavy Industries	2,000	10,099
Mitsubishi Materials	16,000	55,787
Mitsubishi Motors	1,000	8,873
Mitsubishi Tanabe Pharma	6,100	103,151
Mitsubishi UFJ Financial Group	41,700	270,229
Mitsui	9,600	121,770
Mitsui Chemicals	4,000	15,162
Mitsui OSK Lines	15,000	40,088
Miura	8,100	96,686

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Mizuho Financial Group	381,800	$786,146
MonotaRO	8,900	229,398
Morinaga	68,754	350,150
MS&AD Insurance Group Holdings	2,200	64,858
Murata Manufacturing	1,200	172,708
NEC	19,000	58,711
NGK Spark Plug	4,000	97,517
NH Foods	6,000	125,269
Nichi-iko Pharmaceutical	2,000	55,544
Nihon Kohden	2,900	56,331
Nihon M&A Center	5,487	226,081
Nippon Building Fund ‡	11	52,147
Nippon Paint Holdings	2,500	52,868
Nippon Shinyaku	1,000	39,183
Nippon Telegraph & Telephone	63,200	2,331,446
Nippon Yusen	29,000	75,889
Nipro	30,800	345,792
Nishi-Nippon City Bank	118,000	344,652
Nissan Chemical Industries	2,200	54,575
Nissan Motor	5,100	53,177
Nisshin Seifun Group	9,900	151,490
Nissin Foods Holdings	4,400	203,606
Nitori Holdings	2,100	164,106
Nitto Denko	1,800	115,416
NOF	23,000	164,214
Nomura Research Institute	1,300	53,156
Noritz	3,800	59,380
NS Solutions	12,566	613,504
NTT Data	1,000	49,753
NTT DOCOMO	26,700	519,124
Odakyu Electric Railway	12,000	117,331
Okinawa Electric Power	3,400	83,527
Olympus	41,041	1,385,834
Ono Pharmaceutical	1,000	137,114
Onward Holdings	8,000	50,161
Open House	18,810	346,521
Oracle Japan	1,900	86,425
Osaka Gas	60,000	236,400
Otsuka Holdings	5,700	190,059
Penta-Ocean Construction	64,028	290,552
Plenus	6,300	97,387
Resona Holdings	136,000	719,087
Ricoh	5,700	61,421

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Rohto Pharmaceutical	3,200	$52,961
Santen Pharmaceutical	10,000	135,957
Sawai Pharmaceutical	800	51,126
SCSK	3,686	141,682
Seiko	25,600	167,260
Seiko Epson	3,100	47,038
Seven Bank	19,500	88,869
Sharp	7,000	7,657
Shimadzu	4,000	62,115
Shimamura	500	56,095
Shin-Etsu Chemical	3,700	220,021
Shinsei Bank	25,000	52,479
Shionogi	3,300	135,761
Shizuoka Bank	5,000	50,095
Showa Shell Sekiyu	8,600	76,015
Sojitz	168,000	369,897
Sompo Japan Nipponkoa Holdings	1,600	50,293
St. Marc Holdings	3,000	89,329
Start Today	11,936	399,376
Sumitomo	70,600	777,726
Sumitomo Electric Industries	6,600	90,509
Sumitomo Metal Mining	6,000	74,469
Sumitomo Mitsui Financial Group	4,800	191,414
Sumitomo Osaka Cement	33,000	127,099
Sumitomo Realty & Development	3,000	98,773
Sundrug	400	21,154
Suruga Bank	1,000	19,681
Taiheiyo Cement	18,000	59,350
Taisei	34,000	221,396
Takashimaya	10,000	89,490
Takeda Pharmaceutical	5,900	288,381
TDK	1,000	63,688
TechnoPro Holdings	12,415	335,401
Teijin	15,000	52,973
Temp Holdings	10,200	152,170
Terumo	3,100	91,918
Toho Gas	19,000	116,470
Tokai Rika	27,400	596,021
Tokio Marine Holdings	2,700	103,917
Tokyo Electric Power *	26,700	182,181
Tokyo Electron	2,500	150,128
Tokyo Gas	60,000	296,694
TonenGeneral Sekiyu	19,000	197,662

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Toray Industries	15,000	$131,226
Toshiba	7,000	19,751
TOTO	500	16,939
Toyo Suisan Kaisha	2,000	73,650
Toyota Boshoku	9,200	196,978
Toyota Motor	29,200	1,791,251
Trend Micro	1,400	54,432
Tsumura	25,200	607,251
TV Asahi Holdings	40,600	676,178
Unicharm	10,800	231,532
United Arrows	5,200	223,595
USS	6,900	122,108
Wacoal Holdings	9,000	112,881
West Japan Railway	200	14,111
Yahoo Japan	12,900	54,762
Yamaguchi Financial Group	5,000	61,514
Yokogawa Electric	4,800	53,422

		40,540,508

JERSEY — 0.0%
Randgold Resources ADR	2,411	161,224

MALAYSIA — 0.5%
AirAsia	162,000	55,715
Alliance Financial Group	100	83
Allianz Malaysia	8,400	20,862
Axiata Group	92,300	132,181
Berjaya Sports Toto	79,868	59,447
Boustead Holdings	42,700	40,149
British American Tobacco Malaysia	4,900	70,437
Bumi Armada	190,000	42,856
CIMB Group Holdings	100	107
Datasonic Group	199,700	69,263
DRB-Hicom	7,800	2,433
Favelle Favco	14,600	8,666
Genting Malaysia	132,900	133,011
Hartalega Holdings	45,800	55,590
Hong Leong Bank	100	324
Hua Yang	74,700	32,327
IHH Healthcare	259,816	381,571
IJM	102,000	78,770
IOI	104,000	102,914
IOI Properties Group	51,999	24,417
JCY International	131,600	23,917

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

MALAYSIA (continued)
Kim Loong Resources	13,000	$8,448
KNM Group *	380,200	46,906
Lafarge Malaysia	12,700	26,857
Malayan Banking	114,700	220,160
Malaysian Pacific Industries	69,000	111,691
Mega First	11,200	6,559
MISC	159,800	335,936
My EG Services	70,700	48,745
Panasonic Manufacturing Malaysia	1,800	9,215
Petronas Chemicals Group	136,400	201,313
Petronas Dagangan	18,200	95,520
PPB Group	18,700	67,296
Protasco	65,860	25,762
SHL Consolidated	21,700	15,760
Sime Darby	24,900	48,408
Sunway	16,800	12,112
Sunway Construction Group *	1,680	508
Telekom Malaysia	64,900	100,367
Tenaga Nasional	149,700	440,678
Top Glove	129,600	286,432
UEM Edgenta	56,900	44,106
UMW Holdings	26,900	51,587
UMW Oil & Gas	150,700	42,446
Unisem M	162,600	90,193
VS Industry	416,000	150,092
WTK Holdings	49,300	12,818
YTL Power International	219,900	77,288

		3,912,243

MEXICO — 0.7%
Alfa, Cl A	90,356	187,300
Alsea	155,952	511,066
America Movil, Ser L	166,858	148,495
America Movil ADR, Cl L	22,636	403,147
Arca Continental	31,300	199,934
Axtel *	53,405	23,053
Banregio Grupo Financiero	32,600	174,508
Bio Pappel *	74,280	87,781
Cemex *	1	1
Coca-Cola Femsa	6,900	52,935
Concentradora Fibra Danhos ‡	22,600	52,717
El Puerto de Liverpool	8,400	117,026
Fibra Uno Administracion ‡	39,500	86,615
Fomento Economico Mexicano ADR	1,702	168,651

COMMON STOCK — continued
	Shares	Value

MEXICO (continued)
Genomma Lab Internacional, Cl B *	19,000	$13,941
Gruma, Cl B	39,324	603,508
Grupo Aeroportuario del Centro Norte Sab, Cl B	13,900	71,394
Grupo Aeroportuario del Pacifico, Cl B	41,690	376,017
Grupo Aeroportuario del Pacifico ADR	2,207	200,992
Grupo Aeroportuario del Sureste, Cl B	4,600	71,287
Grupo Bimbo, Ser A *	18,400	52,033
Grupo Financiero Banorte, Cl O	85,209	456,176
Grupo Financiero Inbursa, Cl O	1,926	3,860
Grupo Mexico	182,961	445,944
Grupo Televisa ADR	13,634	397,295
Industrias Bachoco	58,020	264,075
Industrias Bachoco ADR	3,379	184,899
Industrias Penoles	6,500	86,105
Infraestructura Energetica Nova	12,800	61,521
Kimberly-Clark de Mexico, Cl A	21,300	50,975
Mexichem	22,600	58,792
Nemak * (A)	66,000	95,497
OHL Mexico *	40,798	53,919
PLA Administradora Industrial S de RL ‡	26,500	48,788
Promotora y Operadora de Infraestructura *	11,066	139,127
Unifin Financiera SAPI SOFOM ENR *	56,611	171,021
Wal-Mart de Mexico	46,000	121,838

		6,242,233

NETHERLANDS — 2.1%
Aalberts Industries	10,282	334,501
Aegon	81,985	505,260
Akzo Nobel	3,685	261,461
Arcadis	1,989	50,151
ASM International	2,408	92,340
ASML Holding	4,978	463,909
ASML Holding, Cl G	10,325	958,057
Boskalis Westminster	2,647	128,918
Cimpress *	1,100	86,790
Core Laboratories	23,754	2,763,303
Euronext (A)	8,135	357,647
Fugro	3,607	68,466
Gemalto	1,579	99,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

NETHERLANDS (continued)
GrandVision (A)	14,285	$394,990
Heineken	2,341	213,999
ING Groep	91,296	1,326,510
InterXion Holding *	79,924	2,348,167
James Hardie Industries	18,672	242,742
Koninklijke DSM	5,876	313,766
Koninklijke KPN	117,411	431,857
Koninklijke Philips Electronics	9,705	262,493
Koninklijke Vopak	1,666	67,121
NN Group	44,426	1,396,225
NXP Semiconductors *	8,113	635,653
QIAGEN *	5,125	124,541
Refresco Gerber * (A)	3,105	50,806
RELX	25,227	431,887
Royal Dutch Shell, Cl A	41,423	1,084,301
Royal Dutch Shell, Cl B	31,860	838,563
TNT Express	6,504	54,732
TomTom *	27,869	303,391
Unilever	22,765	1,028,688
uniQure *	4,700	83,331
Wessanen	4,986	53,624
Wolters Kluwer	5,236	177,372
Yandex, Cl A *	18,447	296,997

		18,331,661

NEW ZEALAND — 0.2%
a2 Milk *	95,733	49,267
Air New Zealand	68,491	135,115
Auckland International Airport	30,774	109,387
Contact Energy	9,672	33,972
Fisher & Paykel Healthcare	39,110	205,830
Fletcher Building	42,202	212,817
Genesis Energy	52,879	66,780
Goodman Property Trust ‡	56,953	46,426
Kiwi Property Group ‡	31,160	28,656
Precinct Properties New Zealand ‡	52,735	43,516
SKYCITY Entertainment Group	33,207	89,945
Spark New Zealand	61,550	140,138
Xero *	9,986	108,180
Z Energy	29,946	135,862

		1,405,891

NORWAY — 0.5%
Atea	10,036	92,985

COMMON STOCK — continued
	Shares	Value

NORWAY (continued)
DNB	10,350	$131,760
Gjensidige Forsikring	8,858	135,024
Kongsberg Gruppen	4,384	68,802
Marine Harvest	19,036	255,408
Nordic Semiconductor *	11,847	57,139
Opera Software	17,309	108,298
Orkla	29,498	250,863
Prosafe	137,200	381,173
Salmar	46,399	760,247
Schibsted, Cl B *	5,951	185,602
Statoil	22,778	367,462
Telenor	14,081	265,795
Tomra Systems	6,440	68,751
Veidekke	9,557	121,181
XXL (A)	30,637	327,220
Yara International	6,901	312,689

		3,890,399

PANAMA — 0.1%
Copa Holdings, Cl A	14,000	707,280

PERU — 0.0%
Credicorp	724	81,942

PHILIPPINES — 0.1%
Cebu Air	35,240	67,297
First Gen	31,100	16,844
Globe Telecom	2,770	134,479
Integrated Micro-Electronics	11,000	1,398
Lopez Holdings	1,340,500	194,067
Pepsi-Cola Products Philippines	143,400	12,852
San Miguel	67,980	69,779
San Miguel Pure Foods	2,910	8,576
Universal Robina	28,843	123,549

		628,841

POLAND — 0.4%
Agora	5,296	15,797
Alior Bank *	2,223	46,712
Amica Wronki	992	42,307
AmRest Holdings *	382	17,819
Asseco Poland	25,128	371,523
Ciech *	4,441	85,894
ComArch	895	27,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

POLAND (continued)
Cyfrowy Polsat	12,474	$80,409
Emperia Holding	1,074	19,450
Energa	9,538	40,701
Eurocash	12,651	170,716
Fabryki Mebli Forte	3,528	51,762
Grupa Lotos *	6,147	45,321
Impexmetal *	21,898	15,278
Kernel Holding	12,132	164,672
KGHM Polska Miedz	5,110	119,116
Lentex	21,694	52,549
Orange Polska	41,350	75,978
PGE Polska Grupa Energetyczna	177,831	662,840
PKP Cargo	1,252	21,513
Polski Koncern Naftowy Orlen	25,515	414,176
Polskie Gornictwo Naftowe i Gazownictwo	122,255	216,248
Powszechna Kasa Oszczednosci Bank Polski	14,086	104,506
Powszechny Zaklad Ubezpieczen	1,694	165,054
Rafako *	7,063	12,330
Trakcja *	28,268	74,102

		3,114,305

PORTUGAL — 0.1%
Banco Comercial Portugues, Cl R *	1,912,918	110,367
Banco Espirito Santo * (D)	66,989	—
CTT-Correios de Portugal	16,547	188,269
EDP — Energias de Portugal	68,697	254,371
Galp Energia SGPS	16,055	174,340
Jeronimo Martins SGPS	3,021	42,537
NOS SGPS	22,076	183,282
Pharol SGPS *	133,260	56,561
Portucel	49,916	203,754

		1,213,481

PUERTO RICO — 0.1%
OFG Bancorp	12,200	112,362
Triple-S Management, Cl B *	15,400	317,086

		429,448

RUSSIA — 0.4%
Gazprom PAO ADR	8,709	36,691
Lenta GDR *	4,460	33,494
Magnit PJSC GDR	3,389	154,794
Magnitogorsk Iron & Steel Works GDR	18,808	92,897

COMMON STOCK — continued
	Shares	Value

RUSSIA (continued)
MegaFon PJSC GDR	10,710	$139,046
NovaTek GDR	3,273	298,668
OTCPharm PJSC *	9,357	34,006
Rosneft OAO GDR	33,860	135,778
Rostelecom *	15,333	134,819
Sberbank of Russia ADR	63,482	387,835
Severstal PAO GDR	13,900	163,250
Sistema GDR	42,142	292,806
Surgutneftegas OAO ADR	23,300	157,392
Tatneft PAO ADR	19,300	597,514
X5 Retail Group GDR *	19,915	411,214

		3,070,204

SINGAPORE — 0.3%
Ascendas ‡	92,000	156,604
Ascott Residence Trust ‡	1,000	863
Biosensors International Group *	105,300	51,559
CapitaLand Mall Trust ‡	66,000	93,250
ComfortDelGro	21,000	45,488
Dairy Farm International Holdings	20,800	136,835
DBS Group Holdings	17,000	208,962
Ezra Holdings *	590,140	51,377
Flextronics International *	28,733	327,269
Genting Singapore	79,000	45,820
Golden Agri-Resources	226,000	62,724
Haw Par	9,100	54,369
Keppel ‡	4,960	3,417
Keppel Infrastructure Trust	124,000	45,998
M1	55,000	111,510
Oversea-Chinese Banking	33,000	212,207
Singapore Airlines	6,400	49,264
Singapore Post	96,000	129,688
Singapore Press Holdings	84,300	240,034
Singapore Technologies Engineering	31,000	73,105
Singapore Telecommunications	81,800	231,909
Starhill Global ‡	1,000	577
Wilmar International	102,700	229,243

		2,562,072

SOUTH AFRICA — 0.8%
Anglo American Platinum *	1,540	26,888
AngloGold Ashanti *	7,718	65,762
AVI	8,181	52,111
Bidvest Group	12,472	318,708

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

SOUTH AFRICA (continued)
Brait *	2,471	$28,404
Comair	5,673	1,316
FirstRand	185,790	681,309
Gold Fields	17,127	44,795
Group	27,880	317,596
Group ADR	20,700	236,187
Hosken Consolidated Investments *	3,863	39,515
Hulamin	20,512	9,884
KAP Industrial Holdings	85,302	45,305
Liberty Holdings	4,543	44,501
Mediclinic International	21,681	190,665
MMI Holdings	69,084	125,225
Mr Price Group	3,286	50,457
Nampak	19,396	31,430
Naspers, Cl N	1,036	151,978
Net 1 UEPS Technologies *	37,100	631,813
Netcare	49,850	141,956
Pick N Pay Holdings *	4,761	9,767
Pioneer Foods Group	3,934	56,422
PPC	40,213	48,345
Remgro	13,860	277,671
RMB Holdings	20,680	100,852
Sappi *	8,589	33,889
Sasol	19,349	621,907
Sibanye Gold	7,656	12,904
SPAR Group	3,506	50,395
Standard Bank Group	107,395	1,115,405
Steinhoff International Holdings	111,690	684,562
Super Group *	17,137	40,288
Telkom SOC	17,083	89,754
Tiger Brands	2,040	46,682
Tongaat Hulett	3,919	33,517
Transaction Capital	14,668	11,288
Woolworths Holdings	66,848	495,292

		6,964,745

SOUTH KOREA — 2.7%
Amorepacific	586	192,995
AMOREPACIFIC Group	720	100,964
BGF retail	625	93,198
BNK Financial Group	5,248	64,446
Busan City Gas	843	27,350
CJ	817	170,881
CJ CheilJedang	430	131,797

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Cosmax	1,885	$318,353
Coway	846	62,953
CrystalGenomics *	831	8,974
Daedong	2,576	7,803
Daesung Holdings	1,980	20,604
Daewon San Up	6,352	37,051
Daewoo International	2,814	49,179
DGB Financial Group	640	5,949
Dong-A ST, Cl A	164	17,826
Dongbu Insurance	988	59,044
Dongil Industries	125	6,261
Dongsuh	1,830	54,044
Dongwon Development	2,355	88,274
Doosan	597	57,851
E-Mart	418	77,676
Eusu Holdings *	13,172	101,604
Green Cross	1,680	266,957
GS Holdings	8,010	351,363
Halla Holdings	736	36,610
Hanssem	244	49,901
Hanwha	2,671	87,776
Hanwha Life Insurance	6,954	51,747
Hyosung	597	61,123
Hyundai Glovis	420	72,433
Hyundai Home Shopping Network	578	61,688
Hyundai Marine & Fire Insurance	24,357	724,389
Hyundai Merchant Marine *	9,024	47,033
Hyundai Mobis	769	161,190
Hyundai Steel	3,726	169,708
Kangwon Land	9,104	337,201
KB Financial Group	10,772	341,571
KB Financial Group ADR	8,400	264,852
KCC	202	72,058
KEPCO Plant Service & Engineering	907	82,586
Kia Motors	13,344	652,001
KISCO	520	22,073
Kolon Industries	936	50,813
Korea Aerospace Industries	802	63,504
Korea Electric Power	27,841	1,250,853
Korea Investment Holdings	4,455	237,392
Korea Zinc	299	124,036
Korean Air Lines *	2,371	64,071
KT&G	3,821	381,194

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Kumho Petrochemical	1,199	$60,605
Kunsul Chemical Industrial	1,106	43,100
KyungDong City Gas	567	52,413
LG	1,291	74,704
LG Chemical	974	259,378
LG Display	9,940	188,344
LG Display ADR	14,541	138,139
LG Electronics	1,676	72,162
LG International	2,201	67,309
LG Uplus	3,970	38,062
Lotte Chemical	730	153,445
Lotte Chilsung Beverage	75	146,781
Lotte Confectionery	28	48,797
LS	1,669	56,336
Macquarie Korea Infrastructure Fund	10,868	76,301
Macrogen *	251	8,401
Medy-Tox	1,048	447,032
Meritz Financial Group	31,306	400,369
Mi Chang Oil Industrial	247	16,640
Mobase	5,176	44,983
NAVER	3,438	1,803,894
Orion	117	98,159
Osstem Implant *	5,013	293,499
Ottogi	55	50,461
Paradise	54,209	1,025,335
POSCO	1,474	234,543
Posco ICT	12,756	55,813
RedcapTour	1,187	24,911
S&T Holdings	5,263	122,489
Sam Young Electronics	1,260	13,793
Samsung C&T *	959	130,385
Samsung Card	1,780	60,084
Samsung Electronics	4,107	4,923,936
Samsung Electronics GDR	1,205	719,747
Samsung Fine Chemicals	1,448	47,655
Samsung Fire & Marine Insurance	573	160,081
Samsung Life Insurance	1,874	178,608
SeAH Holdings	100	15,333
Sewon Precision Industry	4,119	88,049
Shinhan Financial Group	8,220	313,031
Shinsegae	255	51,754
Shinsegae Information and Communication Company	195	20,611

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
SK Chemicals	1,021	$60,428
SK Holdings	1,241	290,175
SK Hynix	16,697	448,696
SK Telecom	214	45,156
SK Telecom ADR	26,055	613,856
S-Oil	2,522	152,404
ViroMed *	2,639	366,647
YESCO	1,130	37,211
Young Poong	43	47,216
Yuhan	1,520	377,428

		23,105,889

SPAIN — 1.0%
Abertis Infraestructuras	14,402	239,507
Aena * (A)	24,525	2,737,346
Almirall	5,528	106,472
Amadeus IT Holding, Cl A	10,609	452,763
Banco Popular Espanol	25,096	95,694
Banco Santander	96,614	543,249
Bankia	6,467	8,348
CaixaBank	39,220	150,752
Ebro Foods	6,406	121,570
Enagas	8,971	271,971
Faes Farma	23,823	64,100
Ferrovial	3,841	96,976
Grifols	6,129	284,460
Grupo Catalana Occidente	1,419	44,132
Iberdrola	27,289	194,934
Industria de Diseno Textil	16,520	619,780
Merlin Properties Socimi ‡	32,056	411,019
NH Hotel Group *	46,872	287,179
Red Electrica	4,207	371,335
Repsol	35,631	450,405
Telefonica	49,814	659,107
Vidrala	1,121	53,159
Viscofan	2,878	168,095
Zardoya Otis	7,474	92,044

		8,524,397

SWEDEN — 0.7%
Assa Abloy, Cl B	6,651	132,405
Autoliv	1,934	234,478
Axfood	21,786	393,460
Betsson	4,969	80,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

SWEDEN (continued)
BillerudKorsnas	26,496	$480,888
BioGaia, Cl B	1,360	44,140
Capio * (A)	8,334	54,626
Elekta, Cl B	21,122	163,322
Fingerprint Cards, Cl B *	1,616	79,689
Hennes & Mauritz, Cl B	12,752	497,074
Hexpol	16,200	158,200
Holmen, Cl B	4,751	143,403
Hufvudstaden, Cl A	7,488	106,080
ICA Gruppen	3,109	110,890
Industrivarden, Cl A	2,480	48,609
Karo Bio *	11,882	55,769
Lifco, Cl B	1,359	30,191
Lundin Petroleum *	6,553	94,776
Meda, Cl A	12,488	183,896
Medivir, Cl B *	7,694	68,455
Sandvik	5,244	49,121
Securitas, Cl B	10,349	135,356
Skandinaviska Enskilda Banken, Cl A	8,394	88,326
Skanska, Cl B	6,356	124,045
SKF, Cl B	4,224	74,373
SSAB, Cl A	19,106	69,247
Svenska Cellulosa SCA, Cl B	11,785	348,769
Svenska Handelsbanken, Cl A	7,273	99,043
Swedbank, Cl A	23,258	533,645
Telefonaktiebolaget LM Ericsson, Cl B	51,627	506,396
TeliaSonera	111,238	569,230
Unibet Group	689	60,758
Volvo, Cl B	7,150	74,413
Wallenstam, Cl B	14,484	128,493

		6,022,529

SWITZERLAND — 3.4%
Baloise Holding	465	55,920
Burckhardt Compression Holding	264	92,401
Cie Financiere Richemont	35,659	3,066,865
Comet Holding	80	54,874
Credit Suisse Group	140,596	3,513,278
dorma+kaba Holding	343	214,393
Dufry *	777	91,163
EMS-Chemie Holding	499	211,700
Geberit	1,180	381,638

COMMON STOCK — continued
	Shares	Value

SWITZERLAND (continued)
Givaudan	393	$705,590
Julius Baer Group	53,116	2,643,942
Kuehne + Nagel International	11,363	1,577,858
Kuoni Reisen Holding	304	63,058
LafargeHolcim	32,690	1,843,555
Leonteq	1,847	357,705
Mobimo Holding	450	97,243
Nestle	21,708	1,661,140
Novartis	34,868	3,167,558
Partners Group Holding	319	115,549
Roche Holding	3,801	1,034,144
Schindler Holding	2,558	415,797
SGS	226	431,343
Sika	41	134,593
STMicroelectronics	28,489	196,386
Straumann Holding	636	180,351
Swatch Group	2,034	369,478
Swiss Life Holding	4,257	1,018,510
Swiss Re	2,126	197,964
Swisscom	669	345,515
Syngenta	1,650	556,304
TE Connectivity	37,500	2,416,500
Tecan Group	2,196	299,642
Temenos Group	11,158	522,699
U-Blox	994	192,463
UBS Group	24,124	482,749
Vontobel Holding	2,109	103,815
Zurich Insurance Group	907	240,167

		29,053,850

TAIWAN — 1.2%
AU Optronics	87,000	25,602
AU Optronics ADR	57,291	165,571
Cheng Shin Rubber Industry	61,000	110,413
Chicony Electronics	19,190	45,690
China Airlines *	54,000	19,359
China Steel	179,520	108,515
China Steel Chemical	24,000	90,619
ChipMOS TECHNOLOGIES	3,053	54,130
Chunghwa Telecom	214,000	656,704
CTBC Financial Holding	109,181	59,878
CTCI	39,000	50,756
Delta Electronics	88,000	447,624
E.Sun Financial Holding	405,019	243,462

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Eclat Textile	14,517	$214,185
Ennoconn	9,853	105,925
Eva Airways *	41,000	24,061
Evergreen Marine Taiwan	136,350	60,761
Far Eastern New Century	102,939	93,582
Far EasTone Telecommunications	71,748	155,697
Feng TAY Enterprise	9,000	51,598
First Financial Holding	105,000	50,829
Formosa Petrochemical	91,000	221,388
Formosa Plastics	135,200	313,956
Fubon Financial Holding	279,537	451,750
Hon Hai Precision Industry	227,756	605,842
Hon Hai Precision Industry GDR	109,629	627,667
Hua Nan Financial Holdings	92,000	44,287
King Slide Works	5,000	65,770
Makalot Industrial	6,000	45,784
Mega Financial Holding	70,000	50,990
Merida Industry	9,000	52,693
Novatek Microelectronics	26,000	88,621
OBI Pharma *	5,000	61,916
Pegatron	80,000	196,157
Pou Chen	146,000	205,898
Powertech Technology	73,000	161,533
Silicon Motion Technology ADR	7,152	227,362
St. Shine Optical	3,000	45,467
Taiwan Cement	65,000	72,251
Taiwan Semiconductor Manufacturing	75,000	315,029
Taiwan Semiconductor Manufacturing ADR	133,810	2,938,468
Tatung *	257,000	46,855
Uni-President Enterprises	144,059	243,858
Wan Hai Lines	73,000	48,437
Yuanta Financial Holding	129,000	50,708
Yungtay Engineering	30,000	48,487

		10,066,135

THAILAND — 0.5%
Advanced Info Service	22,800	149,121
Asia Plus Group Holdings	44,700	4,646
Bangchak Petroleum	480,000	486,516
Bangkok Bank	7,900	37,129
Bangkok Chain Hospital	175,300	32,749
Bangkok Expressway	28,600	28,871

COMMON STOCK — continued
	Shares	Value

THAILAND (continued)
Bangkok Metro *	524,800	$26,854
BEC World	23,500	20,790
BTS Group Holdings	120,600	32,738
Bumrungrad Hospital	8,200	49,859
Charoen Pokphand Foods	35,881	20,898
CP ALL PLC	271,827	381,941
Delta Electronics Thailand	80,500	190,877
Electricity Generating	9,100	39,736
Fabrinet *	16,900	366,223
Forth Smart Service	52,400	20,184
Kang Yong Electric	1,000	8,304
Kasikornbank	6,400	31,014
Krung Thai Bank	1,485,000	712,890
Krungthai Card	28,800	80,716
Lalin Property	144,100	15,472
Major Cineplex Group	22,500	17,713
Minor International	40,810	34,934
Pre-Built	19,100	7,482
PTT	54,500	423,298
PTT Global Chemical	44,400	69,587
Ratchaburi Electricity Generating Holding	21,700	32,264
Siam Cement	13,614	172,975
Siam City Cement	5,500	52,175
Sino Thai Engineering & Construction PCL *	41,400	29,392
Superblock *	639,000	26,769
Thai Central Chemical	11,600	8,888
Thai Union Group, Cl F	147,200	73,253
Thai Vegetable Oil	24,600	18,338
Thanachart Capital	641,800	604,148
Tipco Asphalt	225,500	271,097
TKS Technologies	37,940	8,860
TTW PCL *	81,600	24,741
Vibhavadi Medical Center	729,600	31,206

		4,644,648

TURKEY — 0.3%
Adana Cimento Sanayii, Cl A	43,476	97,970
Akbank	29,981	77,094
Akcansa Cimento	18,132	85,236
Anadolu Efes Biracilik Ve Malt Sanayii	8,205	64,716
Aselsan Elektronik Sanayi Ve Ticaret	17,624	84,516

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

TURKEY (continued)
Baticim Bati Anadolu Cimento Sanayii	4,440	$9,895
BIM Birlesik Magazalar	9,074	184,812
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	13,931
Bursa Cimento Fabrikasi	3,843	5,543
DO & CO	675	61,700
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	44,512	43,260
Enka Insaat ve Sanayi	78,971	140,147
Eregli Demir ve Celik Fabrikalari	255,159	362,976
Ford Otomotiv Sanayi	7,400	87,110
Haci Omer Sabanci Holding	16,489	52,406
Is Yatirim Menkul Degerler	26,414	8,971
Petkim Petrokimya Holding	34,878	51,619
Soda Sanayii	39,720	65,747
TAV Havalimanlari Holding	40,425	317,754
Tupras Turkiye Petrol Rafinerileri	10,341	273,364
Turk Hava Yollari *	77,101	228,125
Turkcell Iletisim Hizmetleri	26,002	103,548
Turkiye Garanti Bankasi	31,825	82,770
Turkiye Is Bankasi, Cl C	124,251	212,453
Turkiye Vakiflar Bankasi TAO, Cl D	27,316	39,064

		2,754,727

UNITED ARAB EMIRATES — 0.0%
Abu Dhabi Commercial Bank PJSC	69,762	142,449
Emaar Malls Group PJSC *	152,717	130,140

		272,589

UNITED KINGDOM — 4.9%
Admiral Group PLC	9,284	230,913
Alent	9,234	70,755
Anglo American	19,266	162,437
Aon PLC	2,595	242,139
ARM Holdings PLC	125,232	1,986,208
AstraZeneca	15,857	1,016,374
Auto Trader Group * (A)	185,301	1,111,212
Aviva PLC	25,237	188,787
Babcock International Group	5,449	81,049
BAE Systems PLC	105,808	718,374
Barclays	172,000	615,193
Barratt Developments PLC	197,310	1,858,823
Berendsen	3,176	50,234
Betfair Group	7,028	349,175

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Booker Group PLC	111,928	$320,739
BP PLC	57,553	345,205
British American Tobacco	9,918	591,161
British Land ‡	3,998	53,707
BT Group, Cl A	87,393	625,691
BTG *	16,819	143,497
Bunzl	33,211	952,607
Burberry Group PLC	23,637	483,899
Capita	4,879	95,948
Centamin	58,701	57,483
Cherkizovo Group PJSC GDR	1,153	10,340
Cobham PLC	34,964	149,883
Compass Group	12,240	211,480
Croda International	17,905	800,392
DCC	5,811	466,418
Delphi Automotive PLC	11,338	943,208
Derwent London ‡	915	54,726
Diageo	85,681	2,482,497
Direct Line Insurance Group	8,748	53,224
Domino’s Pizza Group PLC *	165,471	2,783,495
easyJet	2,130	57,612
Electrocomponents	11,858	37,486
Elementis	27,586	99,546
Fidessa Group	2,409	72,710
Filtrona PLC	9,290	120,550
Firstgroup *	32,913	49,203
Fresnillo	6,275	70,779
G4S	36,409	136,330
Gazprom Neft PAO ADR	4,583	52,445
GlaxoSmithKline PLC	38,276	829,607
Greggs	17,228	315,262
Halma	33,948	399,270
Hammerson ‡	3,450	33,855
Hargreaves Lansdown	67,839	1,509,746
Hikma Pharmaceuticals	4,191	140,123
HSBC Holdings	69,346	543,217
IG Group Holdings	19,192	223,724
Inchcape	12,714	156,872
Inmarsat	23,719	360,360
Innospec	1,400	77,336
Innovation Group	83,054	50,953
Intermediate Capital Group	31,349	273,840
Intertek Group	7,299	295,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Kingspan Group	12,884	$312,119
Laird	14,051	73,311
Land Securities Group ‡	2,883	59,608
Legal & General Group	19,805	79,900
Liberty Global *	29,880	1,274,083
Lloyds Banking Group	198,592	225,553
Lukoil PJSC ADR	7,517	272,867
Micro Focus International	8,282	160,190
MMC Norilsk Nickel PJSC ADR	14,479	215,013
Mondi	6,536	151,659
Moneysupermarket.com Group	39,048	201,408
National Grid PLC	79,506	1,135,214
NCC Group	10,075	42,862
Oxford Instruments	4,810	38,467
Pace	13,923	79,954
Pearson	18,481	246,200
Pennon Group	12,684	158,569
Playtech	4,778	63,086
Premier Farnell	29,357	45,156
Provident Financial	7,623	407,387
Prudential	6,451	151,397
Randgold Resources	891	60,035
Reckitt Benckiser Group PLC	3,834	375,438
RELX	5,343	95,699
Renishaw	1,877	54,571
Rentokil Initial	22,532	53,515
Rexam	31,501	262,101
Rightmove PLC	5,521	326,980
Rio Tinto	14,254	518,665
Ros Agro GDR	2,189	20,850
RPC Group PLC	7,632	76,717
RSA Insurance Group	10,202	66,202
Sage Group	48,686	408,526
Segro ‡	7,685	53,306
Shaftesbury PLC ‡	10,627	154,288
Sky	14,520	245,387
Smiths Group	3,293	48,876
Spectris PLC	5,941	152,845
Spirax-Sarco Engineering	6,938	325,796
Spirent Communications	26,600	30,317
SSE	24,017	560,455
SSP Group	49,589	230,332
Standard Chartered PLC	6,736	74,982

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM (continued)
Standard Life	7,953	$51,633
Stolt-Nielsen	1,998	27,092
Subsea 7	4,377	34,284
Tate & Lyle	5,019	46,174
Ted Baker	3,451	160,855
Telecity Group PLC	90,426	1,637,565
Telecom Plus	5,459	88,360
Travis Perkins	2,001	59,098
UBM	906	7,145
Ultra Electronics Holdings	2,889	74,875
Unilever	7,544	336,037
UNITE Group	31,412	321,335
Victrex PLC	3,660	104,403
Vodafone Group	315,120	1,041,820
VTB Bank PJSC GDR	79,310	174,768
WH Smith	8,647	227,375
Workspace Group ‡	21,092	312,058
Worldpay Group * (A)	298,709	1,284,760
Xchanging	20,004	51,986

		41,845,225

UNITED STATES — 46.7%
Consumer Discretionary — 6.7%
1-800-Flowers.com, Cl A *	22,800	226,404
Aaron’s	2,200	54,274
Advance Auto Parts	3,967	787,172
Amazon.com *	5,278	3,303,500
Amcon Distributing	602	50,568
American Axle & Manufacturing Holdings *	8,700	192,792
American Eagle Outfitters	24,900	380,472
Aramark	23,000	698,050
Ark Restaurants	500	11,830
AutoZone *	1,126	883,246
Big 5 Sporting Goods	13,400	122,610
Big Lots	2,300	106,030
Bloomin’ Brands	32,850	557,465
BorgWarner	10,300	441,046
Bravo Brio Restaurant Group *	13,000	152,620
Build-A-Bear Workshop, Cl A *	4,600	71,576
Cambium Learning Group *	32,144	154,613
Carmike Cinemas *	11,083	283,836
Carriage Services, Cl A	18,189	391,245
Carrols Restaurant Group *	29,921	351,871

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Cavco Industries *	3,300	$325,380
Century Communities *	19,744	376,716
Charter Communications, Cl A *	321	61,292
Cherokee *	12,252	222,374
Chipotle Mexican Grill, Cl A *	1,535	982,753
Columbia Sportswear	5,030	275,896
Comcast, Cl A	13,269	830,905
Cooper Tire & Rubber	14,500	605,955
CSS Industries	4,400	120,120
Culp	2,900	87,029
Dana Holding	20,766	348,869
Dave & Buster’s Entertainment *	2,100	81,018
Del Frisco’s Restaurant Group *	6,100	82,167
Destination Maternity	5,700	39,501
DeVry Education Group	28,500	671,460
DineEquity	2,103	175,495
Dollar General	7,800	528,606
Dollar Tree *	23,513	1,539,866
Eldorado Resorts *	29,137	288,456
Entercom Communications, Cl A *	4,500	49,680
Entravision Communications, Cl A	38,131	334,028
EW Scripps, Cl A	12,103	266,992
Express *	26,391	509,346
Flexsteel Industries	3,000	130,470
Ford Motor	43,600	645,716
Gannett	15,300	242,046
General Motors	25,300	883,223
Genuine Parts	5,695	516,878
GNC Holdings, Cl A	16,700	496,825
Good Times Restaurants *	28,809	170,837
Goodyear Tire & Rubber	17,600	577,984
Gray Television *	19,100	303,499
Habit Restaurants, Cl A *	1,800	42,984
Harte-Hanks	19,100	81,175
Hasbro	9,405	722,586
Haverty Furniture	5,500	128,755
hhgregg *	5,000	27,000
Home Depot	4,612	570,228
Houghton Mifflin Harcourt *	20,550	402,575
HSN	4,089	252,905
International Game Technology	1,678	27,217
Interpublic Group of Companies	29,000	664,970

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Interval Leisure Group	11,137	$196,568
Isle of Capri Casinos *	13,200	252,516
J Alexander’s Holdings *	892	8,599
Jack in the Box	4,900	365,197
JC Penney *	21,373	195,991
K12 *	4,200	40,782
Kirkland’s	11,809	271,489
Kohl’s	11,700	539,604
Kona Grill *	10,324	141,955
La-Z-Boy, Cl Z	4,900	139,895
Lear	3,600	450,216
LGI Homes *	14,703	412,125
Liberty Global, Cl A *	5,918	263,469
Liberty Global LiLAC *	300	11,586
Lowe’s	5,258	388,198
M/I Homes *	6,200	142,290
Mattel	43,500	1,069,230
MCBC Holdings *	3,200	42,144
McDonald’s	10,074	1,130,806
Meredith	5,278	248,172
Metaldyne Performance Group	3,900	85,098
Mohawk Industries *	2,750	537,625
Monarch Casino & Resort *	8,900	195,266
Monro Muffler Brake	2,014	149,378
Motorcar Parts of America *	13,144	442,427
Movado Group	6,800	175,032
Murphy USA *	1,652	101,383
National CineMedia	9,059	128,638
Nautilus *	25,498	434,486
Netflix *	6,329	685,937
New York Times, Cl A	48,000	637,440
Newell Rubbermaid	11,700	496,431
NIKE, Cl B	15,058	1,973,050
Norwegian Cruise Line Holdings *	26,517	1,687,012
O’Reilly Automotive *	4,013	1,108,631
Outerwall	3,200	192,000
Oxford Industries	2,600	189,332
Papa Murphy’s Holdings *	17,217	237,767
PetMed Express	16,500	277,530
Pinnacle Entertainment *	2,800	98,028
Priceline Group *	1,969	2,863,398
PVH	7,150	650,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Rave Restaurant Group *	16,540	$131,824
RCI Hospitality Holdings *	12,300	122,262
Reading International, Cl A *	11,864	183,892
Red Lion Hotels *	22,071	180,761
Remy International	244	7,195
Rocky Brands	12,300	156,825
Ross Stores	3,920	198,274
Ruth’s Hospitality Group	16,207	251,371
Scholastic	12,000	490,440
Select Comfort *	14,883	315,520
Shiloh Industries *	4,900	36,946
Sinclair Broadcast Group, Cl A	9,504	285,215
Skullcandy *	23,329	130,642
Smith & Wesson Holding *	25,200	450,072
Sportsman’s Warehouse Holdings *	22,538	242,509
Stage Stores	13,400	130,382
Standard Motor Products	2,400	106,200
Staples	14,500	188,355
Starbucks	18,800	1,176,316
Stein Mart	9,100	80,626
Stoneridge *	23,100	293,139
Strattec Security	1,300	77,766
TAL Education Group ADR *	1,800	69,210
Target	2,700	208,386
TEGNA	22,700	613,808
Tilly’s, Cl A *	17,704	129,062
Time	11,687	217,144
Time Warner	18,133	1,366,140
Time Warner Cable	1,428	270,463
TJX	12,810	937,564
Tower International	5,000	137,350
TRI Pointe Group *	32,800	425,744
Viacom, Cl B	12,900	636,099
VOXX International, Cl A *	12,500	64,500
Walt Disney	16,643	1,892,975
West Marine *	3,901	39,712
Yum! Brands	5,857	415,320
ZAGG *	22,700	192,496

		57,422,515

Consumer Staples — 2.9%
Altria Group	14,296	864,479
Archer-Daniels-Midland	15,900	725,994

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Bunge	5,000	$364,800
Cal-Maine Foods	6,300	336,798
Campbell Soup	4,000	203,160
Casey’s General Stores	1,610	171,014
Central Garden & Pet, Cl A *	12,000	202,560
Church & Dwight	6,898	593,849
Cia Cervecerias Unidas ADR	3,860	92,524
Clorox	2,000	243,880
Coca-Cola	28,923	1,224,889
Colgate-Palmolive	7,680	509,568
ConAgra Foods	13,450	545,398
Costco Wholesale	4,462	705,532
CVS Health	22,711	2,243,393
Dean Foods	14,200	257,162
General Mills	2,600	151,086
Hormel Foods	9,744	658,207
Ingles Markets, Cl A	8,200	409,508
Ingredion	6,000	570,360
J&J Snack Foods	1,300	159,627
JM Smucker	6,750	792,383
John B Sanfilippo & Son	8,584	555,556
Keurig Green Mountain	9,628	488,621
Kimberly-Clark	3,465	414,795
Kraft Heinz	17,209	1,341,786
Kroger	18,400	695,520
Mannatech *	4,800	119,136
McCormick	5,833	489,855
Medifast *	7,200	201,384
Mondelez International, Cl A	22,696	1,047,647
Nature’s Sunshine Products	7,532	89,254
Omega Protein *	8,400	152,880
PepsiCo	10,268	1,049,287
Philip Morris International	2,974	262,901
Procter & Gamble	19,710	1,505,450
Reynolds American	8,096	391,199
Roundy’s *	12,600	27,090
Sanderson Farms	1,200	83,412
SpartanNash	17,200	479,880
Sysco	8,400	346,500
TreeHouse Foods *	3,701	316,954
USANA Health Sciences *	300	38,580
Village Super Market, Cl A	3,400	85,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Staples (continued)
Walgreens Boots Alliance	4,106	$347,696
Wal-Mart Stores	16,422	939,995
Weis Markets	1,300	53,482

		23,550,235

Energy — 3.0%
Adams Resources & Energy	3,700	164,502
Apache	47,600	2,243,388
Bonanza Creek Energy *	32,942	187,440
Carrizo Oil & Gas *	8,052	302,997
Chevron	25,112	2,282,179
CNOOC ADR	1,129	128,345
Columbia Pipeline Group	3,600	74,772
ConocoPhillips	19,326	1,031,042
Continental Resources *	15,300	518,823
Delek US Holdings	12,507	340,190
DHT Holdings	42,100	330,906
Energen	9,950	578,592
EOG Resources	5,900	506,515
EQT (B)	7,400	488,918
Evolution Petroleum	13,735	94,772
Exxon Mobil	38,606	3,194,260
FMC Technologies *	22,500	761,175
GasLog	4,200	48,594
Golar LNG	600	17,406
Green Plains	5,100	104,601
Gulf Island Fabrication	4,200	42,462
Hallador Energy	5,500	33,495
Helmerich & Payne	20,535	1,155,504
HollyFrontier	12,400	607,228
Independence Contract Drilling *	28,254	198,626
Kinder Morgan	16,200	443,070
Lukoil PJSC ADR	10,100	366,125
Marathon Petroleum	13,000	673,400
McDermott International *	73,500	338,835
Newpark Resources *	10,692	60,517
Occidental Petroleum	13,280	989,891
Pacific Ethanol *	3,400	20,434
Parker Drilling *	30,100	86,086
PDC Energy *	5,725	345,447
PHI *	5,200	99,008
REX American Resources *	6,300	345,933
Ring Energy *	24,281	252,280

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
Sasol ADR	4,066	$130,763
Schlumberger	20,520	1,603,843
Spectra Energy	23,637	675,309
Synergy Resources *	26,559	297,195
Tesoro	2,600	278,018
Transocean	15,000	237,450
VAALCO Energy *	33,700	62,008
Valero Energy	28,737	1,894,343
Western Refining	900	37,458
Whiting Petroleum *	7,950	136,978
Williams Companies	18,200	717,808

		25,528,931

Financials — 8.0%
Acadia Realty Trust ‡	10,776	354,423
Access National	9,300	192,417
ACE	2,000	227,080
Alleghany *	300	148,881
Allstate	3,900	241,332
Altisource Portfolio Solutions *	4,900	131,369
American Assets Trust ‡	2,700	113,832
American Campus Communities ‡	13,250	537,552
American Capital Agency ‡	9,399	167,584
American Equity Investment Life Holding	5,632	144,630
American Express	4,600	336,996
American International Group	41,300	2,604,378
American National Bankshares	4,100	103,320
American Tower, Cl A ‡	2,500	255,575
Ameriprise Financial	4,700	542,192
Ameris Bancorp	12,745	401,468
Apollo Commercial Real Estate Finance ‡	9,200	152,812
Apollo Residential Mortgage ‡	11,400	146,718
Argo Group International Holdings	7,270	454,520
Armada Hoffler Properties ‡	9,700	104,178
Ashford Hospitality Prime ‡	6,500	95,550
Aspen Insurance Holdings	11,600	563,876
Asta Funding *	5,900	50,740
Atlas Financial Holdings *	16,424	312,385
AvalonBay Communities ‡	1,039	181,648
Axis Capital Holdings	3,300	178,200
Banc of California	13,900	181,256

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Bank of America	171,600	$2,879,448
Bank of Commerce Holdings	18,600	116,064
Banner	8,617	422,836
Bar Harbor Bankshares	6,027	213,055
BB&T	6,800	252,620
Berkshire Hathaway, Cl B *	6,653	904,941
Berkshire Hills Bancorp	7,700	220,220
BNC Bancorp	12,823	287,876
Boston Properties ‡	1,909	240,248
C&F Financial	2,400	91,200
Calamos Asset Management, Cl A	6,000	56,340
Camden Property Trust ‡	2,323	171,414
Capital Bank Financial, Cl A	5,671	183,173
Capital One Financial	15,707	1,239,282
CBL & Associates Properties ‡	11,432	166,679
Cedar Realty Trust ‡	16,700	116,733
CenterState Banks	19,495	284,237
Central Pacific Financial	2,800	62,608
Chatham Lodging Trust ‡	9,400	215,166
Chubb	1,700	219,895
Cincinnati Financial	9,800	590,254
Citigroup	68,167	3,624,439
Citizens & Northern	4,200	83,202
Civista Bancshares	10,600	110,664
CME Group, Cl A	2,900	273,963
CNB Financial	8,252	153,322
CNO Financial Group	32,717	628,494
Consumer Portfolio Services *	1,800	9,756
CorEnergy Infrastructure Trust ‡	30,400	155,344
CoreSite Realty ‡	8,330	457,733
Crawford, Cl B	12,400	74,400
Crown Castle International ‡	3,421	292,359
Customers Bancorp *	1,800	49,500
CYS Investments ‡	21,100	162,892
Dime Community Bancshares	6,400	111,040
Discover Financial Services	4,200	236,124
Dynex Capital ‡	21,100	139,893
E*TRADE Financial *	17,350	494,648
Eaton Vance	9,000	324,990
EMC Insurance Group	14,700	367,500
Employers Holdings	10,700	283,229
Enterprise Financial Services	14,200	402,712

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Equinix ‡	1,924	$570,812
Equity Commonwealth ‡ *	15,150	434,956
ESSA Bancorp	5,500	72,985
Everest Re Group	1,689	300,591
FBR	2,800	55,384
Federal Agricultural Mortgage, Cl C	7,100	208,456
Federated National Holding	12,925	397,896
Fidelity Southern	38,258	801,505
Fifth Third Bancorp	35,400	674,370
Financial Institutions	7,800	203,736
First Bancorp	4,900	103,537
First Business Financial Services	6,600	162,690
First Commonwealth Financial	21,900	201,261
First Community Bancshares	17,800	342,294
First Defiance Financial	12,400	474,920
First Financial	2,900	99,383
First Financial Northwest	13,500	169,425
First Industrial Realty Trust ‡	19,564	424,148
First Potomac Realty Trust ‡	30,879	364,063
Flushing Financial	5,800	122,032
FNF Group	4,100	144,648
FNFV Group *	14,166	159,226
Franklin Financial Network *	12,107	324,589
Gain Capital Holdings	12,900	96,105
Getty Realty ‡	5,600	94,528
Gladstone Commercial ‡	9,400	150,494
Gladstone Investment	32,600	244,174
Goldman Sachs Group	2,600	487,500
Great Southern Bancorp	7,700	372,141
Hartford Financial Services Group	4,800	222,048
Hatteras Financial ‡	10,534	150,742
HCI Group	8,200	357,602
Heartland Financial USA	4,100	151,044
Heritage Commerce	37,695	398,813
Heritage Financial	13,107	241,431
Heritage Oaks Bancorp	35,627	313,874
HomeStreet *	12,576	263,216
HomeTrust Bancshares *	4,300	81,442
Horizon Bancorp	8,600	224,460
Horizon Technology Finance	11,300	110,288
Hudson Pacific Properties ‡	17,765	507,546
Iberiabank	2,944	178,495

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Independence Holding	5,900	$80,004
Intercontinental Exchange	900	227,160
Invesco	15,500	514,135
Investors Real Estate Trust ‡	9,803	79,600
JPMorgan Chase	51,040	3,279,320
Kansas City Life Insurance	1,600	78,448
KCG Holdings, Cl A *	15,300	191,097
KeyCorp	37,100	460,782
Kilroy Realty ‡	4,039	265,928
Kite Realty Group Trust ‡	10,159	268,299
Lakeland Bancorp	7,035	81,817
LendingTree *	4,460	541,266
Lincoln National	12,800	684,928
M&T Bank	3,200	383,520
Macatawa Bank	19,800	102,168
Manning & Napier, Cl A	9,300	69,750
Marsh & McLennan	4,600	256,404
MBIA *	22,000	165,220
Medallion Financial	15,700	131,252
Mercantile Bank	300	6,618
Merchants Bancshares	4,600	144,992
MidSouth Bancorp	10,900	110,635
MidWestOne Financial Group	5,497	168,428
Monarch Financial Holdings	9,447	123,283
Mortgage Investment Trust ‡	11,000	167,310
Nasdaq	8,900	515,221
National Penn Bancshares	13,832	166,537
National Western Life Group, Cl A	800	206,392
Navigators Group *	2,000	170,700
Nelnet, Cl A	4,311	154,248
New York Community Bancorp	16,100	265,972
New York Mortgage Trust ‡	23,900	135,752
NewBridge Bancorp	35,530	401,844
Newtek Business Services	6,400	106,176
Northeast Bancorp	700	7,525
Northern Trust	21,580	1,519,016
Northrim BanCorp	5,400	149,148
NorthStar Asset Management Group	10,921	159,774
OceanFirst Financial	13,500	249,210
Old Line Bancshares	5,500	94,325
Oppenheimer Holdings, Cl A	5,900	108,265

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Oritani Financial	1,000	$15,920
Outfront Media ‡	18,021	425,476
Pacific Continental	7,300	104,682
Pacific Premier Bancorp *	13,280	283,528
Park Sterling	28,255	204,849
PartnerRe	1,839	255,621
Pebblebrook Hotel Trust ‡	10,659	364,325
PNC Financial Services Group	3,400	306,884
Preferred Apartment Communities, Cl A ‡	3,900	42,705
Preferred Bank	8,925	295,507
Primerica	2,515	119,789
Provident Financial Holdings	11,400	195,396
Radian Group	15,822	228,944
Raymond James Financial	12,000	661,320
Regional Management *	2,600	42,406
Republic Bancorp, Cl A	2,600	66,118
Ryman Hospitality Properties ‡	11,448	602,165
S&T Bancorp	4,300	137,084
Sabra Health Care ‡	10,104	229,159
Saul Centers ‡	2,700	151,389
Sierra Bancorp	9,500	153,995
Signature Bank *	1,402	208,786
Simon Property Group ‡	1,546	311,457
Southwest Bancorp	16,489	278,829
STAG Industrial ‡	11,178	229,373
State Bank Financial	15,238	326,093
Strategic Hotels & Resorts ‡ *	27,410	386,481
Summit Hotel Properties ‡	27,700	362,316
Sun Communities ‡	7,722	517,528
Sunstone Hotel Investors ‡	4,600	66,516
SunTrust Banks	23,350	969,492
Synovus Financial	17,730	560,800
T Rowe Price Group	10,067	761,267
Tompkins Financial	2,600	141,128
Torchmark	3,100	179,831
Travelers	2,600	293,514
TriCo Bancshares	11,588	305,460
United Community Banks	19,927	401,728
United Financial Bancorp	9,400	122,012
United Fire Group	1,700	63,223
United Insurance Holdings	7,600	125,552

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Universal Insurance Holdings	10,700	$337,585
Univest Corp of Pennsylvania	15,300	301,257
Unum Group	19,650	680,873
US Bancorp	8,815	371,817
VEREIT ‡	283,015	2,337,704
Voya Financial	14,700	596,379
Walker & Dunlop *	5,100	147,951
Washington Trust Bancorp	3,000	116,400
Wells Fargo	16,671	902,568
West Bancorporation	10,300	203,528
Wintrust Financial	6,541	330,255
WR Berkley	2,400	133,992
Zions Bancorporation	15,000	431,550

		69,137,231

Health Care — 7.2%
Abbott Laboratories	14,500	649,600
Accuray *	30,875	206,862
Aceto	29,435	887,760
Addus HomeCare *	3,100	77,438
Aetna	11,300	1,297,014
Agenus *	5,600	25,536
Albany Molecular Research *	24,580	443,423
Alder Biopharmaceuticals *	3,600	115,128
Alere *	6,706	309,281
Allergan *	12,636	3,897,827
AMAG Pharmaceuticals *	9,800	392,000
Amgen	5,100	806,718
AMN Healthcare Services *	1,600	45,392
Amsurg, Cl A *	13,300	932,197
ANI Pharmaceuticals *	8,158	341,331
Anika Therapeutics *	1,000	38,520
Anthem	6,500	904,475
Anthera Pharmaceuticals *	34,787	200,721
Applied Genetic Technologies *	700	8,400
athenahealth *	7,200	1,097,640
AtriCure *	13,005	240,918
Avalanche Biotechnologies *	17,200	144,996
Avinger *	10,234	173,569
Baxalta	9,800	337,708
Becton Dickinson & Company	4,783	681,673
Bellicum Pharmaceuticals *	4,700	58,797
BioMarin Pharmaceutical *	1,500	175,560

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
BioSpecifics Technologies *	5,183	$302,739
BioTelemetry *	26,569	345,928
Bluebird Bio *	600	46,278
Bristol-Myers Squibb	19,939	1,314,977
Cambrex *	8,000	367,760
Cancer Genetics *	17,374	112,931
Cara Therapeutics *	16,366	231,906
Cardiovascular Systems *	8,806	120,642
Catalyst Pharmaceuticals *	52,520	165,963
Celgene *	13,783	1,691,312
Cempra *	7,246	160,861
Centene *	3,300	196,284
Chemed	800	125,832
Chiasma *	5,297	120,454
Cigna	7,400	991,896
Coherus Biosciences *	1,400	38,990
Concert Pharmaceuticals *	15,742	357,501
CorVel *	300	9,960
CR Bard	8,542	1,591,802
Cross Country Healthcare *	25,310	341,685
Cynosure, Cl A *	9,021	339,550
Cytokinetics *	19,200	165,312
Depomed *	3,700	64,750
Eagle Pharmaceuticals *	6,465	411,885
Edwards Lifesciences *	993	156,050
Eli Lilly	12,363	1,008,450
Emergent BioSolutions *	10,300	331,145
Endocyte *	3,000	15,420
Ensign Group	1,900	80,104
EPIRUS Biopharmaceuticals *	1,400	7,490
Exactech *	11,400	194,142
Express Scripts Holding *	26,756	2,311,183
Fate Therapeutics *	24,821	109,212
Five Prime Therapeutics *	5,100	163,965
Fluidigm *	15,200	164,312
Foamix Pharmaceuticals *	3,100	22,103
Fonar *	14,900	260,005
Gilead Sciences	11,100	1,200,243
Grifols ADR	41,915	1,459,061
Hanger *	3,900	56,238
HCA Holdings *	7,424	510,697
HeartWare International *	2,000	86,380

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
Henry Schein *	3,280	$497,609
ICU Medical *	2,783	306,046
Illumina *	5,378	770,560
Impax Laboratories *	5,010	173,496
Imprivata *	10,546	113,791
INC Research Holdings, Cl A *	7,500	312,825
InfuSystems Holdings *	56,800	154,496
Inogen *	10,814	462,190
Intersect ENT *	9,701	185,871
iRadimed *	9,254	245,231
Johnson & Johnson	27,900	2,818,737
Juniper Pharmaceuticals *	3,800	45,980
La Jolla Pharmaceutical *	5,968	149,140
Laboratory Corp of America Holdings *	7,900	969,646
Lannett *	1,400	62,678
LeMaitre Vascular	28,040	373,493
LHC Group *	4,700	211,806
Lipocine *	10,417	124,587
LivaNova *	1,052	69,727
MacroGenics *	6,500	201,955
Marinus Pharmaceuticals *	10,412	70,489
Masimo *	300	11,904
McKesson	400	71,520
Medtronic	7,100	524,832
Merck	24,027	1,313,316
Molina Healthcare *	5,800	359,600
Momenta Pharmaceuticals *	11,000	180,510
Natus Medical *	1,000	45,530
Nektar Therapeutics *	9,847	116,884
NeoGenomics *	50,880	358,704
Neurocrine Biosciences *	2,700	132,543
NewLink Genetics *	2,100	80,367
Nivalis Therapeutics *	43,981	352,728
Nobilis Health *	38,632	108,942
Ophthotech *	4,200	209,706
Orthofix International *	7,300	248,565
Pacira Pharmaceuticals *	12,918	645,254
PAREXEL International *	4,270	269,522
PDL BioPharma	13,700	62,746
Pfenex *	19,180	346,774
Pfizer	72,447	2,450,158

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
PharMerica *	13,221	$377,724
PhotoMedex *	7,700	3,698
Prestige Brands Holdings *	4,748	232,699
Progenics Pharmaceuticals *	31,701	232,685
Providence Service *	6,738	348,018
Quest Diagnostics	9,500	645,525
RadNet *	29,368	194,122
Regeneron Pharmaceuticals *	2,309	1,287,014
Repligen *	14,774	491,088
Rigel Pharmaceuticals *	26,000	66,040
Rockwell Medical *	19,131	221,537
RTI Surgical *	42,859	180,222
Sangamo BioSciences *	3,000	21,150
SciClone Pharmaceuticals *	39,500	300,990
Select Medical Holdings	31,600	357,080
Sorrento Therapeutics *	17,400	150,336
Spectrum Pharmaceuticals *	12,000	62,520
St. Jude Medical	8,250	526,432
STERIS	6,400	479,680
Sucampo Pharmaceuticals, Cl A *	8,200	158,752
Supernus Pharmaceuticals *	15,720	259,380
SurModics *	9,809	209,226
Teligent *	30,976	225,196
Tetraphase Pharmaceuticals *	9,800	88,494
Thermo Fisher Scientific	1,800	235,404
Trevena *	8,100	77,922
UnitedHealth Group	18,501	2,179,048
Varian Medical Systems *	8,500	667,505
Vascular Solutions *	12,855	412,903
Vertex Pharmaceuticals *	5,855	730,353
VWR *	4,200	115,542
Waters *	2,572	328,702
WellCare Health Plans *	3,500	310,100
Zafgen *	1,800	17,334
Zoetis, Cl A	15,050	647,301
Zogenix *	10,400	122,616

		61,418,678

Industrials — 4.9%
3M	3,966	623,495
ACCO Brands *	53,100	428,517
Aegion, Cl A *	7,400	142,746
AGCO	25,800	1,248,462

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Air Transport Services Group *	24,100	$235,939
Alamo Group	3,600	168,912
Alaska Air Group	3,006	229,208
Allegiant Travel, Cl A	1,843	363,900
Allegion	6,600	430,122
AMERCO	740	300,670
American Airlines Group	37,007	1,710,464
American Woodmark *	4,700	341,690
AMETEK	3,600	197,352
Apogee Enterprises	400	19,812
ArcBest	6,566	170,059
Argan	5,600	206,920
Avianca Holdings ADR	17,211	68,500
Avis Budget Group *	4,663	232,870
Barrett Business Services	300	14,694
Boeing	4,500	666,315
Builders FirstSource *	1,300	15,366
CAI International *	5,100	59,262
Caterpillar	11,000	802,890
CBIZ *	30,450	327,338
CH Robinson Worldwide	3,709	257,330
Chicago Bridge & Iron	11,500	516,005
Cintas	2,000	186,180
Columbus McKinnon	5,800	108,402
Comfort Systems USA	2,900	92,597
Controladora Vuela Cia de Aviacion ADR *	2,353	39,977
Costamare	3,200	45,024
Covenant Transportation Group, Cl A *	13,005	250,997
CRA International *	5,800	135,720
CSX	7,100	191,629
Cummins	5,400	558,954
Curtiss-Wright	4,237	294,726
Danaher	4,500	419,895
Deere	10,610	827,580
Delta Air Lines	6,100	310,124
Deluxe	6,616	393,983
Donaldson	15,500	468,100
Ducommun *	9,000	194,760
Eastern	6,900	115,713
EMCOR Group	500	24,140

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Emerson Electric	6,400	$302,272
Engility Holdings	4,800	154,512
Equifax	1,700	181,169
Esterline Technologies *	2,715	209,191
Expeditors International of Washington	7,600	378,404
Federal Signal	7,000	105,420
FedEx	3,914	610,780
General Cable	4,100	63,099
General Dynamics	1,100	163,438
General Electric	100,500	2,906,460
Gibraltar Industries *	9,046	229,045
Global Brass & Copper Holdings	4,200	94,458
GP Strategies *	10,036	251,803
Greenbrier	4,000	152,160
Griffon	4,900	84,182
H&E Equipment Services	7,300	140,963
Hawaiian Holdings *	26,800	929,960
HD Supply Holdings *	4,400	131,076
Herman Miller	2,200	69,806
Honeywell International	5,227	539,845
Hubbell, Cl B	4,850	469,723
Huntington Ingalls Industries	1,600	191,904
Hurco	2,763	74,242
IHS, Cl A *	6,000	717,240
Insperity	2,300	106,858
Insteel Industries	700	14,973
Interface, Cl A	1,800	35,190
JetBlue Airways *	34,500	856,980
Kadant	7,321	301,039
KLX *	9,750	381,322
L-3 Communications Holdings, Cl 3	1,991	251,662
LB Foster, Cl A	4,600	67,758
Leidos Holdings	1,675	88,055
Lockheed Martin	1,600	351,728
LS Starrett, Cl A	1,600	19,120
LSI Industries	23,280	250,027
Lydall *	4,900	167,727
Matson	7,200	329,976
Meritor *	2,300	25,001
Mueller Industries	3,401	107,199
MYR Group *	14,410	324,225

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
NN	6,610	$91,218
Norfolk Southern	7,200	576,216
Northrop Grumman	1,600	300,400
NV5 Holdings *	11,471	267,045
Owens Corning	19,500	887,835
PAM Transportation Services *	5,765	205,868
Park-Ohio Holdings	10,971	378,499
Patrick Industries *	17,711	718,712
Precision Castparts	801	184,879
Radiant Logistics *	29,640	117,671
Raytheon	2,622	307,823
RBC Bearings *	2,094	143,209
Republic Airways Holdings *	14,600	84,096
Resources Connection	3,300	59,235
Roper Technologies	1,533	285,674
RPX *	21,000	299,040
RR Donnelley & Sons	2,444	41,230
SkyWest	11,821	225,072
SL Industries *	4,522	151,487
SPX FLOW *	6,200	210,180
Stericycle *	3,817	463,269
Tennant	1,996	115,608
Tetra Tech	11,054	297,353
Timken	6,581	207,960
TransUnion *	16,700	429,357
Triumph Group	9,300	433,194
TrueBlue *	3,300	95,601
UniFirst	1,346	141,424
Union Pacific	5,784	516,800
United Continental Holdings *	9,200	554,852
United Parcel Service, Cl B	9,078	935,216
United Technologies	5,564	547,553
Universal Truckload Services	11,800	188,564
Vectrus *	2,900	72,123
Verisk Analytics, Cl A *	7,700	551,397
Versar *	8,600	28,036
Wabash National *	66,047	790,583
Waste Management	7,000	376,320
Watsco	1,068	131,396
Werner Enterprises	20,000	529,200
West	8,557	203,742
Willdan Group *	13,846	153,829

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
WW Grainger	824	$173,040
Xerium Technologies *	15,572	210,222
Xylem	34,500	1,256,145
YRC Worldwide *	12,900	235,554

		42,441,058

Information Technology — 9.2%
Activision Blizzard	8,500	295,460
Adobe Systems *	22,918	2,031,910
Advanced Energy Industries *	19,600	554,288
Akamai Technologies *	11,100	675,102
Alphabet, Cl A *	12,557	9,259,406
Alphabet, Cl C *	1,751	1,244,628
Amkor Technology *	38,600	240,092
Amphenol, Cl A	11,300	612,686
Analog Devices	2,550	153,306
Apple	69,059	8,252,550
ARRIS Group *	5,141	145,285
Aspen Technology *	12,204	505,123
Atmel	66,580	506,008
Autobytel *	22,980	427,888
Automatic Data Processing	8,130	707,229
AVG Technologies *	13,300	315,210
Bel Fuse, Cl B	5,900	106,377
Black Box	7,300	89,133
Blucora *	23,900	234,220
Cascade Microtech *	21,051	322,501
CDK Global	9,619	478,930
CDW	3,100	138,539
Ciena *	3,200	77,248
Cirrus Logic *	12,100	373,043
Cisco Systems	46,247	1,334,226
Citrix Systems *	6,700	550,070
ClearOne	10,900	131,454
Cognizant Technology Solutions, Cl A *	5,500	374,605
Computer Sciences	14,850	988,862
Comtech Telecommunications	4,900	118,384
Constant Contact *	5,500	143,550
Corning	30,300	563,580
Cree *	35,200	886,688
CSG Systems International	700	23,464
Cypress Semiconductor	30,661	323,167

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Daktronics	7,700	$74,690
Demand Media *	3,200	13,920
DHI Group *	26,600	240,730
EarthLink Holdings	39,200	335,160
eBay *	5,326	148,595
EchoStar, Cl A *	44,854	2,010,805
Electronic Arts *	16,430	1,184,110
EMC	4,568	119,773
ePlus *	11,270	951,413
Euronet Worldwide *	400	32,096
Everi Holdings *	20,200	94,536
Everyday Health *	7,100	66,740
Facebook, Cl A *	34,702	3,538,563
Fidelity National Information Services	3,100	226,052
Fiserv *	2,600	250,926
FLIR Systems	4,300	114,681
Gigamon *	6,900	180,987
GigOptix *	88,867	220,390
GTT Communications *	16,725	313,092
Hackett Group	31,914	474,880
Higher One Holdings *	18,800	55,272
HP	35,884	967,433
Information Services Group	58,321	214,038
Ingram Micro, Cl A	16,500	491,370
Integrated Device Technology *	6,900	175,950
Intel	42,021	1,422,831
Internap *	27,554	186,265
International Business Machines	2,500	350,200
Itron *	12,000	440,760
Ixia *	6,600	95,106
IXYS	13,500	168,210
Jabil Circuit	32,000	735,360
Juniper Networks	32,800	1,029,592
Key Tronic *	9,600	79,968
Limelight Networks *	70,215	143,239
LinkedIn, Cl A *	2,817	678,531
LogMeIn *	1,700	114,512
Luxoft Holding, Cl A *	5,213	347,394
Manhattan Associates *	3,800	276,830
MasterCard, Cl A	42,502	4,207,273
MaxLinear, Cl A *	57,982	753,766

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Mentor Graphics	8,143	$221,490
Methode Electronics	3,490	116,322
Microchip Technology	11,775	568,615
Micron Technology *	5,484	90,815
Microsoft	22,889	1,204,877
MicroStrategy, Cl A *	1,100	189,277
Motorola Solutions	6,128	428,776
NeuStar, Cl A *	2,800	76,132
Nuance Communications *	49,000	831,530
NVIDIA	26,000	737,620
Oracle	77,215	2,999,031
OSI Systems *	200	17,236
Palo Alto Networks *	3,786	609,546
Park City Group *	25,233	293,964
Paychex	13,831	713,403
PayPal Holdings *	3,826	137,774
PC Connection	12,300	285,852
PCM *	11,779	109,191
PC-Tel	11,600	66,294
Pegasystems	2,300	64,147
Photronics *	10,600	101,654
Plexus *	6,897	238,774
PRGX Global *	11,600	43,500
Progress Software *	22,082	536,151
PTC *	16,600	588,304
QAD, Cl A	7,962	203,349
QUALCOMM	8,221	488,492
Reis	7,548	183,718
Rofin-Sinar Technologies *	11,100	321,456
Sanmina *	4,000	82,680
Science Applications International	2,157	98,920
ShoreTel *	53,116	501,415
Sigma Designs *	4,100	36,121
Spok Holdings	2,500	45,075
Stamps.com *	1,700	128,537
Sykes Enterprises *	1,100	31,900
SYNNEX	4,395	388,694
TechTarget *	30,778	287,159
Telenav *	31,275	225,180
TeleTech Holdings	3,283	95,535
Teradata *	32,700	919,197
Tessera Technologies	2,300	80,431

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Total System Services	3,900	$204,555
TTM Technologies *	22,600	164,980
Tucows, Cl A *	6,200	167,586
Tyler Technologies *	300	51,108
Ubiquiti Networks *	15,584	454,741
Ultra Clean Holdings *	20,400	99,552
Unisys *	16,700	223,780
United Online *	18,885	220,577
USA Technologies *	55,745	158,316
Verint Systems *	6,558	312,030
VeriSign *	1,393	112,276
Visa, Cl A	29,345	2,276,585
Wayside Technology Group	5,374	97,968
Web.com Group *	30,080	705,977
Workday, Cl A *	12,763	1,007,894
XO Group *	5,225	79,054
Zix *	39,500	204,610

		78,639,974

Materials — 1.8%
AEP Industries *	1,900	152,000
Air Products & Chemicals	4,118	572,320
Alcoa	75,000	669,750
American Vanguard	17,614	236,204
Ashland	1,382	151,633
Axiall	13,700	277,425
Balchem	1,061	72,466
Ball	2,000	137,000
Berry Plastics Group *	1,200	40,200
Chase	1,100	48,851
Chemours	15,433	106,951
Core Molding Technologies *	8,400	168,336
Crown Holdings *	2,400	127,296
Ecolab	2,484	298,949
EI du Pont de Nemours	7,668	486,151
FMC	32,260	1,313,305
Friedman Industries	5,600	33,544
FutureFuel	2,000	30,820
Graphic Packaging Holding	4,600	65,136
Huntsman	25,100	330,567
International Flavors & Fragrances	4,173	484,318
International Paper	4,700	200,643
Kaiser Aluminum	2,852	231,839

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials (continued)
Koppers Holdings	6,900	$130,824
Martin Marietta Materials	800	124,120
Materion	8,832	266,285
Minerals Technologies	2,400	141,456
Monsanto	4,095	381,736
Mosaic	14,000	473,060
Neenah Paper	3,500	235,935
Nucor	3,700	156,510
Olympic Steel	9,017	86,293
OMNOVA Solutions *	22,000	157,960
PPG Industries	2,794	291,303
Praxair	4,032	447,915
Rayonier Advanced Materials	11,100	102,342
Real Industry *	11,323	107,568
Sealed Air	7,800	383,136
Sensient Technologies	8,897	580,707
Sherwin-Williams	12,958	3,457,583
Sigma-Aldrich	4,849	677,502
Stepan	1,700	89,981
Synalloy	5,600	48,832
United States Steel	54,000	630,720
US Concrete *	9,924	550,385
Vulcan Materials	4,600	444,268

		16,202,125

Telecommunication Services — 1.8%
8x8 *	28,028	298,778
AT&T	76,656	2,568,743
Boingo Wireless *	25,952	200,609
General Communication, Cl A *	6,000	122,190
IDT, Cl B	4,286	55,504
inContact *	24,457	217,667
Inteliquent	27,400	567,728
Iridium Communications *	29,200	239,732
Level 3 Communications *	62,576	3,188,247
magicJack VocalTec *	5,300	61,003
NTELOS Holdings *	6,700	61,573
Premiere Global Services *	5,000	68,400
SBA Communications, Cl A *	1,800	214,236
Shenandoah Telecommunications	2,600	121,654
T-Mobile US *	72,672	2,753,542
Verizon Communications	88,340	4,141,379

		14,880,985

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

Utilities — 1.2%
Alliant Energy	6,514	$384,456
Ameren	2,547	111,253
American Electric Power	7,537	426,971
American Water Works	17,550	1,006,668
Avista	3,612	122,266
Black Hills	5,231	239,475
Chesapeake Utilities	4,980	260,006
CMS Energy	3,900	140,673
Dominion Resources	9,100	650,013
DTE Energy	7,229	589,814
Duke Energy	10,176	727,279
Edison International	2,000	121,040
Empire District Electric	4,677	105,466
Entergy	1,757	119,757
Eversource Energy	1,900	96,786
Exelon	3,585	100,093
Gas Natural	12,900	113,778
IDACORP	2,462	164,585
Laclede Group	14,419	844,521
NiSource	28,600	547,976
Northwest Natural Gas	2,328	111,208
NorthWestern	1,991	107,892
PG&E	1,607	85,814
Portland General Electric	8,690	322,225
PPL	3,100	106,640
Public Service Enterprise Group	3,900	161,031
SCANA	5,052	299,180
South Jersey Industries	5,259	139,416
Southern	2,487	112,164
Spark Energy, Cl A	300	5,088
Unitil	5,833	206,897
WEC Energy Group	11,966	616,967
Xcel Energy	11,234	400,267

		9,547,665

		398,769,397

Total Common Stock (Cost $724,807,696)		793,746,593

REGISTERED INVESTMENT COMPANIES — 3.4%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	5,214

REGISTERED INVESTMENT COMPANIES — continued
	Shares	Value

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,860,164	$28,702,332

Total Registered Investment Companies (Cost $25,242,739)		28,707,546

PREFERRED STOCK (C) — 0.5%
BRAZIL — 0.3%
AES Tiete	13,600	48,736
Banco Bradesco	47,880	260,720
Bradespar	6,900	14,761
Centrais Eletricas Santa Catarina	3,600	11,892
Cia Brasileira de Distribuicao	100	1,316
Cia Energetica de Minas Gerais	56,768	105,394
Cia Paranaense de Energia	7,000	58,991
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	20,400	52,421
Eucatex Industria e Comercio	3,300	2,430
Gerdau	91,262	128,496
Itau Unibanco Holding	50,534	346,848
Itau Unibanco Holding ADR	66,313	454,244
Itausa — Investimentos Itau	43,390	81,007
Klabin	9,800	10,469
Suzano Papel e Celulose, Cl A	34,083	146,264
Telefonica Brasil	30,872	319,803
Unipar Carbocloro	8,040	8,131

		2,051,923

GERMANY — 0.1%
FUCHS PETROLUB	3,153	151,265
Henkel & KGaA	5,489	594,741
Porsche Automobil Holding	1,066	50,233
Volkswagen	1,012	121,864

		918,103

SOUTH AFRICA — 0.0%
Absa Bank	257	13,696

SOUTH KOREA — 0.1%
Hyundai Motor	5,900	589,091
LG Chemical	358	67,316
LG Household & Health Care	189	78,746

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

PREFERRED STOCK (C) — continued
	Shares	Value

SOUTH KOREA (continued)
Samsung Electronics	339	$354,071

		1,089,224

Total Preferred Stock (Cost $5,366,395)		4,072,946

EQUITY LINKED NOTES *(A)(C) — 0.2%
HSBC (convertible into Ambuja Cements) 10/31/15	16,467	52,215
(convertible into Asain Paints) 03/10/16	3,335	42,445
(convertible into Bajaj Auto) 11/16/15	10	391
(convertible into Bharat Heavy Electronics) 06/28/16	8,138	24,795
(convertible into Bharti Airtel) 03/10/16	11,220	60,007
08/01/16	12,549	67,115
(convertible into Bharti Infratel) 12/12/16	9,692	57,759
(convertible into CESC) 03/10/17	5,541	49,361
(convertible into Container Corp of India) 10/16/18	2,210	44,872
(convertible into Eicher Motors) 10/16/18	215	58,448
(convertible into Hero Motorcorp) 12/15/15	10	395
(convertible into Hindustan Unilever) 03/10/16	4,000	49,071
(convertible into ICICI Bank) 08/01/16	37,100	157,460
(convertible into ITC) 09/15/16	39,340	201,720
(convertible into LIC Housing Finance) 10/28/16	29,298	215,387
(convertible into Lupin) 08/18/17	2,367	69,956
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,400	224,878
(convertible into NMDC) 12/15/15	26,177	40,208

EQUITY LINKED NOTES *(A)(C) — continued
	Shares/ Number of Rights	Value

(convertible into NTPC) 03/10/16	43,573	$88,663
(convertible into Reliance Capital) 10/28/16	12,640	81,807
(convertible into Reliance Industries) 10/28/16	16,152	234,540
(convertible into Siemens) 10/16/18	2,358	47,953
(convertible into Sun Pharmaceutical Industry) 03/07/16	3,780	51,521
02/28/17	4,374	59,617
(convertible into Tata Motors) 03/10/16	46,390	48,937
(convertible into Ultratech Cement) 03/10/16	1,100	48,643

Total Equity Linked Notes (Cost $1,868,337)		2,078,164

RIGHTS* — 0.0%
Banco Santander, Expires 11/04/15	66,164	3,638
SK Chemicals, Expires 12/06/15	138	1,162
Synergetics, Expires 10/15/18	33,700	6,403
Ten Network Holdings, Expires 11/26/15	13,256	142
Westpac Banking, Expires 11/08/15	427	1,492

Total Rights (Cost $—)		12,837

Total Investments — 97.1% (Cost $757,285,167)		$828,618,086

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2015, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
11/12/15	AUD	1,465,000	USD	1,152,816	$108,775
12/4/15	CAD	2,631,700	USD	1,998,486	(13,709)
1/7/16-3/16/16	CHF	2,065,700	USD	2,145,645	44,956
11/12/15	EUR	7,538,900	USD	8,258,865	(32,529)
1/8/16	GBP	1,459,200	USD	2,219,969	(28,975)
12/8/15	KRW	630,179,600	USD	528,045	(24,015)
11/12/15	USD	272,001	AUD	376,300	(3,829)
12/4/15	USD	1,145,560	CAD	1,517,900	15,025

					$65,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
October 31, 2015

A list of the counterparties for the forward foreign currency contracts held by the Fund at October 31, 2015, is as follows:

Counterparty	Currency to Deliver		Currency to Receive		Unrealized Appreciation
Brown Brothers Harriman	$	(1,875,828)	$	1,917,338	$41,510
State Street		(15,791,056)		15,815,245	24,189

					$65,699

During the year ended October 31, 2015, the Fund entered into forward foreign currency contracts to receive USD with an average notional value of $385,615 and entered into forward foreign currency contracts to sell USD with an average notional value of $1,050,211.

Percentages are based on net assets of $853,141,758.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $488,918 or 0.1% of net assets.
(C)	Interest rate unavailable.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The fair value of such securities as of October 31, 2015 was $27,084 and represented 0.0% of net assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

KRW—South Korean Won

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$510,687,362	$283,032,147	$27,084	$793,746,593
Registered Investment Companies	28,707,546	—	—	28,707,546
Preferred Stock	2,633,575	1,439,371	—	4,072,946
Equity Linked Notes	—	2,078,164	—	2,078,164
Rights	—	12,837	—	12,837

Total Investments in Securities	$542,028,483	$286,562,519	$27,084	$828,618,086

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts* Unrealized Appreciation	$—	$168,756	$—	$168,756
Unrealized Depreciation	—	(103,057)	—	(103,057)

Total Other Financial Instruments	$—	$65,699	$—	$65,699

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the year ended October 31, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of October 31, 2015, securities with a total value $229,640,036 were transferred from Level 1 to Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the year ended October 31, 2015. For the year ended October 31, 2015, there were transfers between Level 1 and Level 3 assets. As of October 31, 2015, securities with a total value $27,084 were classified as Level 3 due to stale pricing by the Adviser. All transfers were considered to have occurred as of the end of the year.

Amounts designated as $0 are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2015

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.4%
	Shares	Value

OPEN-END FUNDS — 48.4%
AllianzGI Convertible Fund, Cl I	1,195,928	$39,537,368
PIMCO Emerging Local Bond Fund, Cl I	5,626,592	39,554,943

Total Registered Investment Companies (Cost $92,056,276)		79,092,311

COMMON STOCK — 25.7%
ENERGY — 23.6%
American Midstream Partners LP (A)	30,734	349,138
Arc Logistics Partners (A)	23,758	381,554
Buckeye Partners LP (A)	33,046	2,241,510
Crestwood Equity Partners (A)	432,226	1,249,133
CrossAmerica Partners (A)	19,886	503,315
CSI Compressco (A)	21,989	312,464
DCP Midstream Partners LP (A)	38,605	1,109,122
Enbridge Energy Management LLC	127,836	3,473,304
Energy Transfer Partners LP (A)	84,132	3,715,269
EnLink Midstream Partners LP (A)	73,968	1,275,948
Exterran Partners LP (A)	66,454	1,327,086
GasLog Partners LP	6,422	118,871
Global Partners LP (A)	25,165	824,405
Golar LNG Partners LP (A)	23,750	422,275
Hoegh LNG Partners LP (A)	4,672	74,846
Holly Energy Partners LP (A)	36,317	1,243,857
KNOT Offshore Partners LP (A)	18,724	305,389
Martin Midstream Partners LP (A)	45,346	1,312,767
Midcoast Energy Partners LP (A)	39,902	502,765
NGL Energy Partners LP (A)	40,900	757,468
NuStar Energy LP (A)	74,225	3,759,496
ONEOK Partners LP (A)	44,605	1,419,777

COMMON STOCK — continued
	Shares/ Face Amount(1)	Value

ENERGY (continued)
Plains All American Pipeline LP (A)	7,575	$240,279
Seadrill Partners (A)	39,105	438,367
Southcross Energy Partners LP (A)	17,951	106,988
Sprague Resources LP (A)	19,700	485,014
Summit Midstream Partners LP (A)	25,793	482,587
Sunoco (A)	7,929	273,471
Targa Resources Partners LP (A)	54,784	1,643,520
TC Pipelines LP (A)	38,216	1,974,239
Teekay LNG Partners LP (A)	76,087	1,890,001
Teekay Offshore Partners (A)	24,593	377,995
Transmontaigne Partners LP (A)	7,212	228,620
USA Compression Partners LP (A)	44,136	711,472
USD Partners (A)	9,020	79,647
Williams Partners LP (A)	87,428	2,955,066

		38,567,025

FINANCIALS — 0.2%
Annaly Capital Management ‡	22,000	218,900
Oslo Bors VPS Holding	11,150	115,479

		334,379

MATERIALS — 0.1%
CVR Partners LP (A)	9,843	89,768
OCI Partners LP (A)	3,757	33,062

		122,830

UTILITIES — 1.8%
AmeriGas Partners LP (A)	24,645	1,050,863
Ferrellgas Partners LP (A)	48,249	984,279
Suburban Propane Partners LP (A)	26,085	897,324

		2,932,466

Total Common Stock (Cost $51,263,878)		41,956,700

CORPORATE OBLIGATIONS — 21.6%
CONSUMER DISCRETIONARY — 3.4%
Ancestry.com 11.000%, 12/15/20	350,000	382,375
Carlson Travel Holdings 7.500%, 08/15/19 (B)	450,000	452,250
Churchill Downs 5.375%, 12/15/21	700,000	717,500
Cirsa Funding Luxembourg 8.750%, 05/15/18 (B)	EUR 354,055	394,203

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

CONSUMER DISCRETIONARY (continued)
Gol LuxCo 8.875%, 01/24/22 (B)	200,000	$100,750
Live Nation Entertainment 7.000%, 09/01/20 (B)	600,000	636,000
MGM Resorts International 7.750%, 03/15/22	650,000	721,500
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	500,000	511,250
Station Casinos 7.500%, 03/01/21	700,000	747,250
Univision Communications 6.750%, 09/15/22 (B)	628,000	663,325
Viking Cruises 8.500%, 10/15/22 (B)	400,000	435,000

		5,761,403

CONSUMER STAPLES — 2.4%
Constellation Brands 4.250%, 05/01/23	300,000	307,125
Constellis Holdings 9.750%, 05/15/20 (B)	650,000	588,250
Darling Ingredients 5.375%, 01/15/22	575,000	570,687
JBS USA 5.875%, 07/15/24 (B)	650,000	637,000
Simmons Foods 7.875%, 10/01/21 (B)	525,000	490,875
Southern Graphics 8.375%, 10/15/20 (B)	825,000	845,625
TreeHouse Foods 4.875%, 03/15/22	450,000	435,375

		3,874,937

ENERGY — 2.2%
California Resources 5.500%, 09/15/21	400,000	275,000
Cloud Peak Energy Resources 6.375%, 03/15/24	725,000	344,375
Cloud Peak Energy Resources 8.500%, 12/15/19	275,000	162,250
Denbury Resources 5.500%, 05/01/22	400,000	280,000
MEG Energy 7.000%, 03/31/24 (B)	800,000	692,000
Memorial Production Partners 6.875%, 08/01/22	375,000	236,250
Memorial Production Partners 7.625%, 05/01/21	450,000	301,500

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value

ENERGY (continued)
Northern Blizzard Resources 7.250%, 02/01/22 (B)		825,000	$676,500
Teine Energy 6.875%, 09/30/22 (B)		200,000	180,000
Whiting Petroleum 5.750%, 03/15/21		400,000	371,500

			3,519,375

FINANCIALS — 2.2%
DFC Finance 10.500%, 06/15/20 (B)		300,000	207,000
Emma Delta Finance 12.000%, 10/15/17 (B)		EUR 1,000,000	1,088,654
Gala Electric Casinos 11.500%, 06/01/19 (B)	GBP	300,000	491,961
Iron Mountain 6.000%, 08/15/23 ‡		425,000	445,719
Lansing Trade Group 9.250%, 02/15/19 (B)		650,000	624,000
Minerva Luxembourg 7.750%, 01/31/23 (B)		600,000	592,500

			3,449,834

HEALTH CARE — 3.4%
Acadia Healthcare 5.125%, 07/01/22		525,000	518,437
CHS 5.125%, 08/01/21		625,000	645,313
DaVita HealthCare Partners 5.750%, 08/15/22		450,000	472,500
Envision Healthcare 5.125%, 07/01/22 (B)		550,000	533,500
Halyard Health 6.250%, 10/15/22		625,000	639,062
HCA 4.750%, 05/01/23		700,000	717,500
Kindred Healthcare 6.375%, 04/15/22		650,000	614,250
LifePoint Health 5.500%, 12/01/21		700,000	710,500
Tenet Healthcare 4.500%, 04/01/21		700,000	700,000

			5,551,062

INDUSTRIALS — 5.0%
Actuant 5.625%, 06/15/22		550,000	553,437
ADS Tactical 11.000%, 04/01/18 (B)		900,000	922,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2015

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

INDUSTRIALS (continued)
CMA CGM 7.750%, 01/15/21 (B)	700,000	$707,213
DigitalGlobe 5.250%, 02/01/21 (B)	500,000	449,790
IHS 5.000%, 11/01/22	550,000	555,500
Kissner Milling 7.250%, 06/01/19 (B)	650,000	658,938
Moto Finance 6.375%, 09/01/20 (B)	GBP 400,000	629,031
Multi-Color 6.125%, 12/01/22 (B)	450,000	462,375
Orbital ATK 5.250%, 10/01/21	400,000	409,000
Sensata Technologies BV 4.875%, 10/15/23 (B)	700,000	685,125
Techniplas 10.000%, 05/01/20 (B)	400,000	317,000
Titan International 6.875%, 10/01/20	375,000	316,875
TransDigm 6.500%, 07/15/24	350,000	356,125
United Continental Holdings 6.000%, 12/01/20	325,000	343,687
US Airways Group 6.125%, 06/01/18	650,000	675,188
VRG Linhas Aereas 10.750%, 02/12/23 (B)	400,000	252,000

		8,293,784

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard 5.625%, 09/15/21 (B)	450,000	475,965
Gamenet 7.250%, 08/01/18 (B)	EUR 500,000	500,341
NeuStar 4.500%, 01/15/23	500,000	430,000

		1,406,306

MATERIALS — 1.3%
Crown Americas 4.500%, 01/15/23	675,000	676,687
LSB Industries 7.750%, 08/01/19	750,000	709,688
Sealed Air 6.500%, 12/01/20 (B)	675,000	754,313

		2,140,688

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value

TELECOMMUNICATION SERVICES — 0.5%
TES Finance 6.750%, 07/15/20 (B)	200,000	$291,361
Virgin Media Finance 6.375%, 04/15/23 (B)	450,000	463,500

		754,861

UTILITIES — 0.3%
GenOn Americas Generation 9.125%, 05/01/31	750,000	558,750

Total Corporate Obligations (Cost $37,335,952)		35,311,000

LOAN PARTICIPATIONS — 0.7%
GOL LUXCO 6.500%, 08/31/20	550,000	539,000
NARTC Bank Loan 11.500%, 07/13/20	400,000	400,000
8.750%, 01/13/20	14,250	14,072
7.750%, 01/13/20	170,588	168,456

Total Loan Participations (Cost $1,121,783)		1,121,528

CONVERTIBLE BONDS — 0.5%
HeartWare International 1.750%, 12/15/21 (B)	150,000	121,969
Pescanova 8.750%, 02/17/19 (C)	EUR 400,000	39,588
5.125%, 04/20/17 (C)	EUR 500,000	49,484
Tesla Motors 1.250%, 03/01/21	275,000	240,281
Titan Machinery 3.750%, 05/01/19	425,000	316,359

Total Convertible Bonds (Cost $946,738)		767,681

SOVEREIGN DEBT — 0.3%
Hellenic Republic Government Bond 3.000%, 02/24/20 (D)	EUR 200,000	162,902
Mexican Bonos 5.000%, 06/15/17	MXN 5,500,000	338,556

Total Sovereign Debt (Cost $506,955)		501,458

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
October 31, 2015

PREFERRED STOCK — 0.2%
	Shares	Value

UNITED STATES — 0.2% (E)
Amid PIPE*	7,340	$83,383
Teekay Offshore Partners	10,700	208,650

Total Preferred Stock (Cost $440,533)		292,033

Total Investments — 97.4% (Cost $183,672,115)		$159,042,711

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contract Short	Expiration Date	Unrealized Appreciation (Depreciation)
BP Currency	(15)	Dec-2015	$(8,333)
Euro Currency	(22)	Dec-2015	56,179

			$47,846

For the year ended October 31, 2015, the monthly average notional value of short futures contracts held was $(2,575,285).

Percentages are based on net assets of $163,364,707.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $38,030,146 or 23.3% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on October 31, 2015. The coupon on a step bond changes on a specified date.
(E)	Interest rate unavailable.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Company

LP — Limited Partnership

MXN — Mexican Peso

PIPE — Private Investment in Public Equity

The following is a list of the level of inputs used as of October 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$79,092,311	$—	$—	$79,092,311
Common Stock	41,956,700	—	—	41,956,700
Corporate Obligations	—	35,311,000	—	35,311,000
Loan Participations	—	1,121,528	—	1,121,528
Convertible Bonds	—	767,681	—	767,681
Sovereign Debt	—	501,458	—	501,458
Preferred Stock	208,650	83,383	—	292,033

Total Investments in Securities	$121,257,661	$37,785,050	$—	$159,042,711

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$56,179	$—	$—	$56,179
Unrealized Depreciation	(8,333)	—	—	(8,333)

Total Other Financial Instruments	$47,846	$—	$—	$47,846

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. There were transfers between Level 2 and Level 3 assets and liabilities due to restrictions being removed on the security. All transfers were considered to have occurred as of the end of the year. Security with a value of $83,383, which represents 0.1% of the net assets of the Fund transferred from Level 3 to Level 2 since the prior year end.

For the year ended October 31, 2015, there were no Level 3 securities.

Amounts designated as $0 are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Sector Weightings (unaudited)†	Long	Short	Net
Registered Investment Companies	56.7%	(1.5)%	55.2%
U.S. Treasury Obligations	8.5	0.0	8.5
Industrials	3.4	(1.9)	1.5
Information Technology	3.9	(2.9)	1.0
Health Care	2.7	(1.8)	0.9
Energy	1.2	(0.8)	0.4
Consumer Staples	1.0	(0.6)	0.4
Telecommunication Services	0.5	(0.2)	0.3
Consumer Discretionary	3.4	(3.2)	0.2
Purchased Options	0.1	0.0	0.1
Warrants	0.0	0.0	0.0
Utilities	0.2	(0.2)	0.0
Materials	0.8	(0.9)	(0.1)
Financials	4.6	(5.0)	(0.4)
Written Options	0.0	(0.6)	(0.6)

Total			67.4
Other Assets and Liabilities, Net			32.6

			100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 56.7%
	Shares	Value

EXCHANGE TRADED FUNDS — 9.8%
Industrial Select Sector SPDR Fund	55,600	$3,017,412
Materials Select Sector SPDR Fund	13,100	593,168
PowerShares S&P 500 Downside Hedged Portfolio	1,676,681	41,749,357
Technology Select Sector SPDR Fund (A)	32,500	1,418,625

		46,778,562

OPEN-END FUNDS — 46.9%
AQR Managed Futures Strategy HV Fund	4,294,621	49,645,822
AQR Multi Strategy Alternative Fund	3,837,137	40,443,421
AQR Style Premia Alternative Fund	4,694,446	49,620,296
ASG Managed Futures Strategy Fund, Cl Y	4,252,624	45,630,654
PIMCO All Asset All Authority Fund, Cl I	4,866,251	39,854,595

		225,194,788

Total Registered Investment Companies (Cost $280,577,690)		271,973,350

COMMON STOCK — 21.6%
	Shares	Value

ARGENTINA — 0.0%
Ternium ADR (A)	1,946	$27,964

AUSTRIA — 0.1%
Austria Technologie & Systemtechnik	6,600	112,785
Kapsch TrafficCom	1,970	71,272
Palfinger	3,108	87,425
Porr Ag	1,475	40,160

		311,642

BAHAMAS — 0.1%
Teekay Tankers, Cl A	38,700	295,668

BELGIUM — 0.0%
AGFA-Gevaert *	11,614	49,476

BERMUDA — 0.1%
Assured Guaranty	10,600	290,864
Marvell Technology Group	19,800	162,558

		453,422

BRAZIL — 0.0%
Cia Energetica de Minas Gerais ADR (A)	57,794	112,698

CANADA — 0.6%
Advantage Oil & Gas * (A)	18,231	101,547
AGF Management, Cl B	18,400	76,409
Aimia	29,500	272,981
Bird Construction	8,900	89,231
Canfor Pulp Products	6,800	70,777
Cascades	13,300	94,797
Chorus Aviation, Cl B	21,400	87,721
Cogeco	1,400	59,336
Cogeco Cable (A)	2,100	108,453
Endeavour Mining *	107,500	55,904
Equitable Group	400	17,749
Genworth MI Canada	12,700	314,003
Home Capital Group, Cl B	12,400	302,034
Just Energy Group	9,300	68,349
Mart Resources	43,800	8,542
Medical Facilities	5,100	65,798
Power Corp of Canada	16,200	364,116
Silvercorp Metals (A)	123,837	91,639
Sun Life Financial	11,300	381,103

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

CANADA (continued)
Transcontinental, Cl A	13,600	$209,575
Twin Butte Energy	107,400	23,408
WestJet Airlines, Cl A	1,500	27,761
Wi-LAN	34,000	63,184

		2,954,417

CAYMAN ISLANDS — 0.0%
Xingda International Holdings	289,000	64,507

CHINA — 0.8%
361 Degrees International	235,000	83,684
Agricultural Bank of China, Cl H	702,000	288,024
Bank of Chongqing, Cl H	107,500	80,584
Baoye Group, Cl H	16,000	11,065
China Construction Bank, Cl H	216,000	156,902
China Shineway Pharmaceutical Group	37,000	48,120
Chongqing Rural Commercial Bank, Cl H	336,000	211,989
CNinsure ADR *	32,100	291,789
Concord Medical Services Holdings ADR * (A)	8,135	40,919
Dongfeng Motor Group, Cl H	274,000	397,358
HNA Infrastructure, Cl H	31,000	35,597
Industrial & Commercial Bank of China ADR (A)	9,179	116,114
JA Solar Holdings ADR * (A)	15,438	131,532
Metallurgical Corp of China, Cl H	1,953,000	720,664
New Oriental Education & Technology Group ADR (A)	13,306	366,048
Peak Sport Products	13,000	3,925
Shimao Property Holdings	71,500	126,199
Trina Solar ADR * (A)	7,717	78,636
Weiqiao Textile, Cl H	61,500	27,851
Xinhua Winshare Publishing and Media, Cl H	46,000	38,993
Xinyuan Real Estate ADR (A)	21,073	75,652
XTEP International Holdings	113,000	58,610
Zhejiang Expressway, Cl H	254,000	313,953

		3,704,208

DENMARK — 0.2%
Dfds	1,451	44,071
PER Aarsleff, Cl B	283	95,135
Schouw	1,474	77,152

COMMON STOCK — continued
	Shares	Value

DENMARK (continued)
Vestas Wind Systems	9,857	$574,502

		790,860

FINLAND — 0.1%
Atria, Cl A	9,301	84,380
HKScan, Cl A	18,188	73,202
Ramirent	12,022	93,597
YIT	21,641	113,990

		365,169

GERMANY — 0.3%
ADVA Optical Networking *	20,520	222,218
Aurelius	2,320	103,527
Bauer *	2,844	60,046
CENTROTEC Sustainable	6,169	98,568
Deutsche Lufthansa	8,214	121,307
Koenig & Bauer	3,542	111,007
PATRIZIA Immobilien *	4,376	120,374
ProSiebenSat.1 Media	8,118	439,117
STO & KGaA	629	81,999
Washtec	3,753	117,000
Zeal Network	1,433	65,742

		1,540,905

GREECE — 0.1%
Aegean Airlines	9,580	74,269
Costamare	3,030	42,632
Navios Maritime Acquisition	68,200	244,156

		361,057

HONG KONG — 0.9%
ASR Logistics Holdings	1,107,500	101,453
Central China Securities, Cl H	81,000	42,221
Changgang Dunxin Enterprise	660,000	57,054
China Everbright	156,000	369,138
China High Speed Transmission Equipment Group	237,000	213,436
China Lesso Group Holdings	243,000	197,834
China Lilang	66,000	56,372
China XLX Fertiliser	91,000	37,454
Computime Group	204,000	33,690
Dawnrays Pharmaceutical Holdings	76,000	63,247
Dickson Concepts International	150,000	56,125
Emperor Entertainment Hotel	445,000	88,419
Emperor International Holdings	466,000	90,186
Fortune Real Estate Investment Trust ‡	98,000	102,165

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
Fountain SET Holdings	896,000	$112,136
Giordano International	208,000	112,177
G-Resources Group	2,388,000	53,610
Guangdong Yueyun Transportation, Cl H	34,000	23,074
Guangnan Holdings	590,000	81,452
Haitong International Securities Group	184,000	102,320
Hop Fung Group Holdings	888,000	74,472
Hutchison Telecommunications Hong Kong Holdings	252,000	93,314
IPE Group	740,000	106,934
IT *	346,000	106,247
Ju Teng International Holdings	154,000	84,445
Liu Chong Hing Investment	70,000	82,819
NagaCorp	172,000	122,055
Pico Far East Holdings	332,000	88,241
Playmates Toys	452,000	95,642
Road King Infrastructure	39,000	34,015
Seaspan, Cl A	4,238	69,079
Sino Biopharmaceutical	156,000	195,035
Skyworth Digital Holdings	38,000	28,240
SmarTone Telecommunications Holdings	114,000	202,978
Sunlight Real Estate Investment Trust ‡	151,000	76,566
TCC International Holdings	50,000	45,033
Tianjin Port Development Holdings	470,000	78,833
Tianneng Power International	210,000	152,814
Truly International Holdings	66,000	15,754
Universal Health International Group Holding	548,000	217,062
Varitronix International	74,000	50,698
Victory City International Holdings *	124,000	15,199
Wheelock	56,000	261,915
Xinjiang Goldwind Science & Technology, Cl H	137,600	259,556

		4,550,509

ISRAEL — 0.2%
Airport City *	8,833	86,066
Bezeq The Israeli Telecommunication	196,394	422,264
Delek Automotive Systems	11,371	107,652
El Al Israel Airlines	267,599	125,875

COMMON STOCK — continued
	Shares	Value

ISRAEL (continued)
Magic Software Enterprises	26,579	$143,261
Mind CTI	21,300	54,954
Orbotech *	15,904	263,211

		1,203,283

ITALY — 0.1%
Aedes *	158,001	93,475
Astaldi	29,053	233,860
ASTM	7,234	97,050
DeA Capital	23,545	38,060

		462,445

JAPAN — 0.7%
BML	1,500	44,439
Daiichi Sankyo	30,600	604,671
Funai Electric	9,600	99,843
Japan Asia Group *	16,600	65,206
Japan Display	174,200	551,458
Kamei	10,400	104,543
Kawasaki Kisen Kaisha	129,000	291,846
Kissei Pharmaceutical	1,900	49,204
Kyodo Printing	11,000	30,629
KYORIN Holdings	4,400	74,494
Mito Securities	9,800	32,323
Nichireki	9,000	71,675
Nippon Piston Ring	6,200	103,839
Nippon Telegraph & Telephone ADR (A)	3,750	137,737
Nittetsu Mining	26,000	115,273
Okuwa	6,000	50,369
SAMTY	12,300	125,783
Sansha Electric Manufacturing	15,700	100,573
Sanyo Shokai	36,000	105,610
SBI Holdings	2,500	28,611
SK-Electronics	13,600	117,550
Tamron	3,200	64,414
Toho Holdings	12,000	267,805
Vital KSK Holdings	13,100	95,750
West Holdings	16,900	99,436

		3,433,081

MALAYSIA — 0.0%
Pharmaniaga	15,000	22,556
Top Glove	67,500	149,109

		171,665

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

NETHERLANDS — 0.0%
Accell Group	764	$15,929
Advanced Metallurgica *	14,536	119,884

		135,813

NORWAY — 0.1%
Austevoll Seafood	12,061	74,168
Awilco Drilling	17,189	74,245
BW LPG (C)	23,040	156,461
Kvaerner	178,060	111,906

		416,780

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	8,815	238,269

PORTUGAL — 0.1%
CTT-Correios de Portugal	20,653	234,719
Semapa-Sociedade de Investimento e Gestao	7,080	100,200

		334,919

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A)	20,235	416,639

SINGAPORE — 0.2%
Accordia Golf Trust	225,700	103,111
Asian Pay Television Trust	91,300	51,486
Avago Technologies, Cl A	2,133	262,636
China Yuchai International	1,670	21,693
CSE Global	41,200	14,558
Ellipsiz	414,000	84,225
Hong Leong Asia	87,000	53,409
k1 Ventures *	762,800	108,901
Lian Beng Group	79,100	29,926
UMS Holdings	90,700	32,696
United Engineers	74,200	105,402

		868,043

SOUTH AFRICA — 0.1%
Net 1 UEPS Technologies * (A)	18,787	319,943

SOUTH KOREA — 1.4%
Avatec	22,902	148,857
BH *	16,877	88,082
Bixolon	2,096	26,842
Bluecom	528	5,882

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
Chungdahm Learning	12,731	$117,812
Daehan Steel	16,602	140,528
Daesung Microbiological Labs	1,067	101,922
Daou Technology	34,711	756,606
Display Tech	24,102	103,909
DK UIL	5,881	56,228
Dongwha Pharm	15,864	96,293
DY	27,516	167,261
Easy Bio	46,255	294,964
e-LITECOM	9,260	162,449
Feelux	28,536	57,445
GMB Korea	4,303	21,250
GS Holdings	7,153	314,969
GS Retail	8,008	404,597
Hannet	10,939	35,886
Hanwha	10,819	356,347
Hanyang Digitech *	21,125	102,470
HwaSung Industrial	4,043	60,997
Hyosung	56	5,747
Il Dong Pharmaceutical	19,032	431,540
INZI Display	41,591	59,830
KC Green Holdings	13,168	111,923
Kia Motors	7,278	356,223
KM	12,029	56,555
Komelon	17,705	146,138
Korea Electric Power	8,486	382,598
Korea United Pharm	3,539	58,050
Korean Drug	25,148	108,088
KT&G	747	74,697
Kyungdong Pharm	2,148	41,168
LG Household & Health Care	60	49,840
Mcnex	1	12
Mhethanol	4,869	43,563
Mobase	15,188	132,423
Moorim Paper	49,932	155,264
OCI Materials	3,286	267,768
Protec	4,874	36,724
Samjin Pharmaceutical	600	12,868
Shinsegae Engineering & Construction	310	13,460
SIMMTECH HOLDINGS	13,773	37,451
Sung Woo Electronics	24,505	123,809
Tongyang Life Insurance	9,193	112,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

SOUTH KOREA (continued)
UniTest	32,835	$241,932
YeaRimDang Publishing	4,326	19,580
Yeong Hwa Metal	73,041	95,462

		6,796,797

SWEDEN — 0.2%
Axfood	10,002	180,406
Bilia, Cl A	5,390	112,928
Fastighets Balder, Cl B *	4,989	100,673
Intrum Justitia	4,535	162,959
Medivir, Cl B *	9,181	81,671
Mycronic	15,005	107,134
Rottneros	141,416	95,176
SkiStar	4,912	71,292

		912,239

SWITZERLAND — 0.1%
BKW *	255	9,687
Bobst Group	92	3,895
Gurit Holding	185	103,688
Kardex	1,583	118,270
Vetropack Holding	59	90,728

		326,268

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	7,234	128,259
Silicon Motion Technology ADR (A)	6,200	197,098

		325,357

THAILAND — 0.0%
Fabrinet *	10,775	233,494

UNITED KINGDOM — 0.1%
Ensco, Cl A	33,376	555,043

UNITED STATES — 14.8%
Consumer Discretionary — 2.7%
American Eagle Outfitters	51,000	779,280
American Public Education *	1,200	26,076
America’s Car-Mart *	2,000	68,480
Ascena Retail Group *	5,500	73,260
Bassett Furniture Industries (A)	8,192	261,816
Bravo Brio Restaurant Group * (A)	8,312	97,583
Carrols Restaurant Group *	14,228	167,321
Cheesecake Factory	3,200	154,240
Culp (A)	7,873	236,269

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Deckers Outdoor *	400	$22,264
Delta Apparel *	15,219	250,048
Denny’s * (A)	19,501	213,731
Dick’s Sporting Goods	1,700	75,735
Domino’s Pizza	5,000	533,350
Entercom Communications, Cl A *	27,104	299,228
Express *	800	15,440
Fossil Group *	1,400	76,174
GameStop, Cl A	14,400	663,408
Gap	6,800	185,096
Genesco *	4,600	288,190
GNC Holdings, Cl A	100	2,975
Habit Restaurants, Cl A *	18,700	446,556
Helen of Troy *	300	29,763
Isle of Capri Casinos * (A)	19,004	363,547
K12 *	13,500	131,085
La Quinta Holdings *	7,900	119,685
LKQ *	6,400	189,504
M/I Homes *	8,934	205,035
Marcus (A)	14,073	291,170
MarineMax *	20,700	327,060
Marriott Vacations Worldwide	800	51,520
Modine Manufacturing * (A)	10,367	86,772
Nautilus *	13,422	228,711
Panera Bread, Cl A *	1,100	195,107
Perry Ellis International * (A)	11,025	236,707
Pier 1 Imports	3,800	28,196
PVH	900	81,855
RCI Hospitality Holdings *	27,370	272,058
Regis *	14,800	244,496
Rocky Brands	12,394	158,024
Ruth’s Hospitality Group (A)	20,536	318,513
Select Comfort *	18,400	390,080
Shake Shack, Cl A *	6,200	282,534
Skechers U.S.A., Cl A *	900	28,080
Skullcandy *	30,025	168,140
Smith & Wesson Holding *	1,100	19,646
Stage Stores	8,400	81,732
Stoneridge *	24,602	312,199
Tempur Sealy International *	300	23,352
Tiffany	4,100	338,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
TopBuild *	20,100	$565,413
Tower International (A)	4,767	130,949
Tuesday Morning *	3,600	19,476
Tupperware Brands	3,300	194,271
Twenty-First Century Fox	7,600	234,688
Unifi * (A)	9,140	279,593
Viacom *	900	46,197
Viacom, Cl B	3,200	157,792
Vince Holding *	6,900	31,395
West Marine *	12,000	122,160
Wingstop *	21,800	504,234
Wolverine World Wide	8,000	148,560
ZAGG *	37,710	319,781

		12,893,604

Consumer Staples — 0.7%
Avon Products (A)	152,430	614,293
Calavo Growers (A)	6,184	317,920
Central Garden & Pet, Cl A * (A)	20,300	342,664
Dean Foods (A)	14,710	266,398
Ingles Markets, Cl A	5,000	249,700
John B Sanfilippo & Son	1,300	84,136
Keurig Green Mountain	500	25,375
MGP Ingredients (A)	17,649	305,857
Omega Protein *	17,383	316,371
Reed’s *	13,200	66,660
USANA Health Sciences * (A)	2,014	259,000
Wal-Mart Stores	6,600	377,784

		3,226,158

Energy — 0.7%
Cloud Peak Energy * (A)	16,335	48,515
Denbury Resources	3,400	12,036
Matrix Service * (A)	4,479	101,673
Noble	45,091	607,376
Pacific Ethanol *	18,000	108,180
Parker Drilling *	33,189	94,921
Pioneer Energy Services *	162,098	374,446
REX American Resources * (A)	6,931	380,581
Seadrill Partners (D)	16,743	187,689
TransGlobe Energy (A)	22,790	61,989
Valero Energy (A)	19,559	1,289,329
Western Refining (A)	1,038	43,202

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Energy (continued)
WPX Energy *	22,800	$156,408

		3,466,345

Financials — 3.4%
Alexandria Real Estate Equities ‡	2,900	260,246
Altisource Portfolio Solutions *	1,146	30,724
American Assets Trust ‡	9,900	417,384
Apollo Residential Mortgage ‡ (A)	5,900	75,933
Arbor Realty Trust ‡	28,440	177,750
Aspen Insurance Holdings	14,400	699,984
Banner (A)	5,800	284,606
Berkshire Hills Bancorp (A)	8,162	233,433
Boston Private Financial Holdings (A)	19,800	226,908
Brixmor Property Group ‡	30,300	776,286
Brookline Bancorp	22,057	250,347
Cardinal Financial	12,539	285,011
Cash America International (A)	7,851	271,095
Century Bancorp, Cl A	2,522	112,103
Chatham Lodging Trust ‡	32,600	746,214
Empire State Realty Trust, Cl A ‡	29,000	516,780
Equinix ‡	410	121,639
Equity LifeStyle Properties ‡	13,000	786,240
FBR	1,520	30,066
Federated National Holding (A)	6,000	184,710
Financial Institutions (A)	6,079	158,783
First Busey (A)	11,920	248,770
First Defiance Financial	6,124	234,549
First Internet Bancorp	4,667	143,417
First Merchants (A)	9,843	258,182
First of Long Island	4,408	122,410
Flagstar Bancorp * (A)	7,354	163,553
Forest City Enterprises, Cl A *	32,407	716,195
Heritage Commerce	25,333	268,023
Highwoods Properties ‡	800	34,760
HomeStreet * (A)	11,506	240,821
Kilroy Realty ‡	4,900	322,616
LaSalle Hotel Properties ‡	3,800	111,758
MainSource Financial Group (A)	4,454	96,385
Malvern Bancorp *	4,678	74,146
Meta Financial Group	1,030	44,372
Nelnet, Cl A	1,800	64,404
Nicholas Financial *	9,971	132,415

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Northrim BanCorp (A)	1,871	$51,677
Orchid Island Capital, Cl A ‡	13,885	123,299
Oritani Financial (A)	11,773	187,426
Preferred Bank (A)	6,894	228,260
S&T Bancorp (A)	10,466	333,656
Saul Centers ‡	12,825	719,098
Security National Financial, Cl A *	13,200	80,388
Senior Housing Properties Trust ‡	45,200	686,588
Simon Property Group ‡	3,600	725,256
Solar Capital	37,335	646,269
Sotherly Hotels ‡	13,068	77,493
Suffolk Bancorp	9,028	269,847
Sunstone Hotel Investors ‡	26,900	388,974
Taubman Centers ‡	10,500	808,290
Territorial Bancorp	1,700	47,396
United Community Banks	15,043	303,267
Voya Financial	9,900	401,643
Westfield Financial	25,117	195,913

		16,197,758

Health Care — 2.0%
Affymetrix * (A)	24,809	228,243
Alliance HealthCare Services * (A)	6,644	56,208
Almost Family * (A)	7,200	297,936
AMAG Pharmaceuticals * (A)	12,594	503,760
Amgen	4,300	680,174
AMN Healthcare Services * (A)	8,868	251,585
Amsurg, Cl A * (A)	2,368	165,973
Biogen *	440	127,824
Cambrex * (A)	7,989	367,254
Cytokinetics *	31,700	272,937
DexCom *	800	66,656
EDAP TMS ADR *	17,882	85,118
Endocyte *	8,000	41,120
Ensign Group	600	25,296
Enzo Biochem *	39,601	147,316
Enzymotec *	8,219	76,519
Fluidigm *	10,700	115,667
Gilead Sciences (A)	6,981	754,856
Greatbatch * (A)	5,821	311,132
Harvard Bioscience *	43,026	126,496
Heska *	4,523	139,127
ICU Medical * (A)	1,997	219,610

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
INC Research Holdings, Cl A *	3,000	$125,130
Kindred Healthcare	2,400	32,160
Lantheus Holdings *	13,900	41,700
LHC Group * (A)	4,058	182,874
MacroGenics *	5,900	183,313
Magellan Health *	3,500	186,900
MEDNAX *	1,600	112,752
Merit Medical Systems * (A)	14,068	260,821
Misonix *	4,800	53,472
Molina Healthcare *	1,800	111,600
Natus Medical * (A)	7,807	355,453
Omnicell * (A)	12,255	333,336
OncoGenex Pharmaceuticals *	23,300	48,231
Orthofix International *	3,000	102,150
PDL BioPharma (A)	91,651	419,762
PharMerica * (A)	9,989	285,386
pSivida *	14,200	54,528
Quality Systems	4,800	67,440
Quintiles Transnational Holdings *	1,200	76,380
RTI Surgical * (A)	34,009	143,008
SciClone Pharmaceuticals * (A)	13,987	106,581
Simulations Plus	18,027	147,641
Taro Pharmaceutical Industries *	2,491	361,743
United Therapeutics * (A)	4,131	605,729
Vanda Pharmaceuticals *	16,860	181,076
Vericel *	36,200	76,382
Zogenix *	2,300	27,117

		9,743,472

Industrials — 1.8%
ACCO Brands * (A)	34,434	277,882
Accuride *	23,500	66,270
Aegion, Cl A * (A)	10,161	196,006
Air Transport Services Group * (A)	6,900	67,551
ARC Document Solutions * (A)	9,200	57,224
Atlas Air Worldwide Holdings *	18,000	742,320
Civeo	65,916	122,604
Columbus McKinnon	11,363	212,374
Comfort Systems USA	12,739	406,756
CRA International * (A)	10,408	243,547
Douglas Dynamics (A)	11,153	244,697
Ducommun *	4,678	101,232
Echo Global Logistics *	4,800	114,192

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
Encore Wire (A)	5,551	$237,416
Engility Holdings	4,435	142,763
Ennis	11,835	237,055
Esterline Technologies *	2,100	161,805
Federal Signal (A)	14,835	223,415
FreightCar America	3,000	54,540
General Cable (A)	22,346	343,905
Gibraltar Industries * (A)	11,872	300,599
Hawaiian Holdings *	400	13,880
Huntington Ingalls Industries	900	107,946
Huron Consulting Group *	1,500	72,450
Insteel Industries (A)	6,348	135,784
Joy Global	5,300	91,054
Kimball International, Cl B	23,986	261,927
Knoll (A)	13,422	311,927
LB Foster, Cl A (A)	4,656	68,583
MYR Group *	9,722	218,745
Park-Ohio Holdings (A)	2,165	74,692
Patrick Industries * (A)	7,857	318,817
Quad (A)	17,602	227,066
Quanex Building Products	12,809	241,706
Resources Connection (A)	11,600	208,220
RPX *	14,257	203,020
SkyWest	12,363	235,391
SPX FLOW *	2,900	98,310
Swift Transportation, Cl A *	4,000	62,520
Triumph Group	1,200	55,896
Twin Disc (A)	15,648	184,333
Universal Forest Products (A)	2,704	196,392
VSE (A)	2,121	121,873
Wabash National *	20,458	244,882
YRC Worldwide *	15,672	286,171

		8,595,738

Information Technology — 2.7%
ADTRAN	2,100	32,613
Advanced Energy Industries * (A)	8,300	234,724
Aspen Technology *	6,400	264,896
AVG Technologies *	17,700	419,490
Avid Technology *	4,100	34,645
Benchmark Electronics * (A)	7,458	147,519
Black Box (A)	14,570	177,900
Blucora *	23,100	226,380

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Booz Allen Hamilton Holding, Cl A	6,300	$185,598
BSQUARE *	30,500	331,840
Cabot Microelectronics * (A)	4,038	170,282
Ciber * (A)	21,958	78,390
Cirrus Logic * (A)	6,361	196,110
Cohu	22,642	285,063
Comtech Telecommunications (A)	11,875	286,900
Constant Contact * (A)	6,295	164,299
Datalink *	8,674	63,320
EarthLink Holdings	1,700	14,535
Edgewater Technology *	12,167	96,606
Extreme Networks *	80,788	290,029
Fairchild Semiconductor International, Cl A *	2,800	46,704
FormFactor * (A)	35,067	288,952
GSI Group * (A)	13,092	176,873
Hackett Group (A)	22,700	337,776
Higher One Holdings *	74,138	217,966
HomeAway *	800	25,248
Ingram Micro, Cl A	6,800	202,504
Jabil Circuit (A)	41,365	950,568
Kemet *	13,200	36,696
Kulicke & Soffa Industries *	3,900	41,340
Lattice Semiconductor *	5,300	24,274
Lexmark International, Cl A	2,300	74,727
Limelight Networks *	67,818	138,349
Liquidity Services *	66,400	543,816
Mercury Systems * (A)	8,973	153,977
Micron Technology *	5,600	92,736
MicroStrategy, Cl A *	100	17,207
NCI, Cl A	23,682	368,018
NetApp	6,000	204,000
NETGEAR *	800	33,120
Newport * (A)	6,959	105,150
OSI Systems *	300	25,854
PC Connection (A)	8,451	196,401
Progress Software *	1,700	41,276
QLogic *	3,400	42,160
QUALCOMM	4,300	255,506
QuinStreet *	44,285	245,782
Rackspace Hosting *	2,500	64,625
Rofin-Sinar Technologies *	11,520	333,619
Rudolph Technologies *	24,321	311,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Seachange International *	6,400	$41,408
Sigma Designs *	31,219	275,039
Sky-mobi ADR *	24,717	68,466
SolarWinds *	800	46,424
Spok Holdings (A)	7,038	126,895
Stamps.com * (A)	4,400	332,684
Sykes Enterprises * (A)	11,232	325,728
Synopsys *	9,400	469,812
Tech Data *	1,900	138,301
TechTarget * (A)	23,713	221,242
TeleCommunication Systems, Cl A *	82,584	337,769
Teradata *	1,400	39,354
Trina Solar *	5,515	56,198
Ultra Clean Holdings *	23,734	115,822
Web.com Group *	20,700	485,829
Wireless Telecom Group *	19,200	30,336
Xerox	12,000	112,680
XO Group *	12,981	196,403
Xura *	2,900	75,052
Zebra Technologies, Cl A *	800	61,520

		12,854,391

Materials — 0.5%
Albemarle	500	26,760
Axiall	3,700	74,925
Berry Plastics Group *	3,900	130,650
Clearwater Paper *	5,700	287,451
Coeur Mining *	48,558	131,107
Core Molding Technologies *	11,156	223,566
Haynes International	5,314	209,637
Hecla Mining	41,584	86,079
Huntsman	3,100	40,827
Kaiser Aluminum (A)	1,336	108,603
Koppers Holdings	12,034	228,165
Kraton Performance Polymers *	11,964	243,946
Mercer International (A)	20,418	220,514
Olympic Steel	23,094	221,010
PH Glatfelter	1,100	21,340
Rayonier Advanced Materials	10,700	98,654

		2,353,234

Telecommunication Services — 0.2%
Inteliquent (A)	16,608	344,118
magicJack VocalTec *	45,000	517,950

COMMON STOCK — continued
	Shares/ Face Amount/ Number of Warrants	Value

UNITED STATES (continued)
Telecommunication Services (continued)
Shenandoah Telecommunications	6,024	$281,863
Telecom Argentina ADR (A)	1,699	33,147

		1,177,078

Utilities — 0.1%
Atlantic Power	149,200	304,368
Chesapeake Utilities (A)	4,125	215,340
NRG Energy	10,300	132,767

		652,475

		71,160,253

Total Common Stock (Cost $101,394,463)		103,892,833

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bills 0.301%, 07/21/16 (B) (E)	$20,000,000	19,956,160

U.S. Treasury Notes 2.000%, 08/15/25	21,000,000	20,720,679

Total U.S. Treasury Obligations (Cost $40,588,600)		40,676,839

WARRANT* — 0.0%
Atlas Mara-Invest, Expires 12/17/17, Strike Price $11.50 (Cost $3,491)	43,340	5,418

Total Investments — 86.8% (Cost $422,564,244)		$416,548,440

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.5)%
ARGENTINA — (0.0)%
MercadoLibre	(1,800)	(177,066)

AUSTRALIA — (0.0)%
InterOil *	(4,419)	(169,071)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

BERMUDA — (0.0)%
Beijing Properties Holdings *	(220,000)	$(15,612)
Central European Media Enterprises, Cl A *	(13,300)	(28,728)

		(44,340)

CANADA — (1.0)%
Amaya *	(5,800)	(129,608)
Athabasca Oil *	(155,000)	(184,919)
AutoCanada	(2,700)	(65,414)
B2Gold *	(104,900)	(113,115)
Continental Gold *	(47,700)	(59,461)
Detour Gold *	(29,600)	(329,140)
Element Financial *	(16,300)	(210,793)
Franco-Nevada	(4,300)	(218,091)
GDI Integrated Facility Services *	(6,700)	(71,068)
HudBay Minerals	(41,400)	(214,979)
IGM Financial	(8,200)	(237,045)
Imperial Metals *	(4,100)	(24,833)
Interfor *	(30,500)	(289,699)
Kelt Exploration *	(89,400)	(328,857)
MacDonald Dettwiler & Associates	(6,800)	(405,317)
MAG Silver *	(8,900)	(63,776)
MDC Partners, Cl A	(6,018)	(125,054)
NOVAGOLD Resources *	(36,180)	(130,972)
NuVista Energy *	(6,900)	(24,379)
Onex	(3,800)	(230,395)
Paramount Resources, Cl A *	(49,800)	(503,865)
Performance Sports Group *	(21,175)	(243,089)
ProMetic Life Sciences *	(27,600)	(45,170)
Rubicon Minerals *	(191,300)	(84,853)
Sandstorm Gold *	(38,817)	(102,865)
Seabridge Gold *	(4,300)	(35,154)
Silver Wheaton	(22,522)	(306,074)

		(4,777,985)

CAYMAN ISLANDS — (0.0)%
Theravance Biopharma *	(5,774)	(86,321)

CHILE — (0.0)%
Empresa Nacional de Electricidad ADR	(393)	(14,848)

CHINA — (0.4)%
Baidu ADR *	(100)	(18,747)
BBMG, Cl H	(281,000)	(198,316)

COMMON STOCK — continued
	Shares	Value

CHINA (continued)
Bitauto Holdings ADR *	(3,985)	$(127,122)
CGN Power, Cl H (C)	(570,000)	(236,808)
China Shipping Development, Cl H	(632,000)	(358,133)
China Sunergy ADR *	(4,200)	(5,124)
CNinsure ADR *	(6,060)	(55,085)
CRRC	(184,000)	(235,739)
Ctrip.com International ADR *	(1,252)	(116,398)
Li Ning *	(265,500)	(138,734)
Lianhua Supermarket Holdings, Cl H *	(78,000)	(36,531)
Maanshan Iron & Steel, Cl H *	(216,000)	(46,541)
Sany Heavy Equipment International Holdings	(165,000)	(40,236)
Sinovac Biotech *	(7,600)	(39,368)
Tuniu ADR *	(11,776)	(181,704)

		(1,834,586)

FRANCE — (0.0)%
Ingenico Group	(24)	(2,834)

GERMANY — (0.1)%
Affimed *	(10,780)	(68,345)
MorphoSys *	(681)	(42,139)
SLM Solutions Group *	(2,894)	(55,055)
Vonovia	(11,404)	(380,476)
voxeljet ADR *	(5,082)	(30,949)

		(576,964)

GREECE — (0.0)%
Star Bulk Carriers *	(12,870)	(20,335)
StealthGas *	(2,200)	(9,284)

		(29,619)

HONG KONG — (0.3)%
China Financial International Investments *	(680,000)	(70,188)
China Taiping Insurance Holdings *	(18,400)	(58,163)
CITIC Telecom International Holdings	(174,000)	(72,289)
Esprit Holdings	(102,500)	(115,452)
Galaxy Entertainment Group	(101,000)	(347,283)
Haier Electronics Group	(119,000)	(230,919)
Hong Kong Exchanges and Clearing	(6,600)	(173,545)
MMG *	(24,000)	(5,295)
New Sports Group	(2,815,300)	(101,706)
PetroAsian Energy Holdings *	(236,900)	(5,227)
Shangri-La Asia	(104,000)	(95,538)
Sino Oil And Gas Holdings *	(1,020,000)	(25,268)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

HONG KONG (continued)
SOCAM Development *	(98,000)	$(58,163)
West China Cement	(210,000)	(36,307)
Zoomlion Heavy Industry Science and Technology	(234,000)	(89,668)

		(1,485,011)

INDIA — (0.1)%
HDFC Bank ADR	(3,900)	(238,446)
ICICI Bank ADR	(7,175)	(61,849)

		(300,295)

IRELAND — (0.0)%
Fly Leasing ADR	(8,805)	(116,138)

ISRAEL — (0.2)%
Allot Communications *	(39,902)	(221,855)
Radware *	(10,294)	(153,484)
Stratasys *	(24,700)	(629,850)

		(1,005,189)

ITALY — (0.1)%
CIR *	(48,073)	(53,128)
Yoox Net-A-Porter Group, Cl A *	(10,339)	(350,742)

		(403,870)

JAPAN — (0.6)%
Econach Holdings *	(43,000)	(23,519)
GMO Payment Gateway	(4,600)	(182,788)
Keihan Electric Railway	(16,000)	(114,163)
Kumiai Chemical Industry	(8,300)	(67,269)
Kusuri No Aoki	(5,200)	(249,507)
Matsuya	(3,400)	(41,616)
MonotaRO	(12,700)	(329,945)
Next	(24,600)	(183,679)
Nippon Paint Holdings	(17,500)	(373,726)
Okamoto Industries	(8,000)	(72,860)
Oriental Land	(6,500)	(397,638)
Rakuten	(27,300)	(381,775)
Sailor Pen *	(203,000)	(70,655)
Toho Titanium	(16,500)	(217,548)
United Urban Investment ‡	(172)	(239,606)

		(2,946,294)

LUXEMBOURG — (0.0)%
Magnachip Semiconductor *	(18,845)	(99,690)

COMMON STOCK — continued
	Shares	Value

NETHERLANDS — (0.2)%
Altice, Cl A *	(10,228)	$(177,144)
Core Laboratories	(3,300)	(383,889)
IMCD Group	(927)	(34,679)
Wereldhave ‡	(4,235)	(264,425)

		(860,137)

NORWAY — (0.0)%
Vard Holdings *	(165,100)	(44,784)

PERU — (0.1)%
Cia de Minas Buenaventura SAA ADR	(27,996)	(179,454)

PUERTO RICO — (0.1)%
OFG Bancorp	(22,266)	(205,070)

SINGAPORE — (0.1)%
Cache Logistics Trust ‡	(9,100)	(6,528)
Cosco *	(233,000)	(62,371)
Hyflux	(61,300)	(29,755)
Keppel ‡	(201,100)	(138,526)
Keppel DC ‡	(60,800)	(45,354)
Perennial Real Estate Holdings *	(26,800)	(18,939)
Yoma Strategic Holdings *	(50,400)	(15,470)

		(316,943)

SWEDEN — (0.0)%
Dustin Group * (C)	(8,570)	(58,430)
Hoist Finance * (C)	(8,075)	(69,942)

		(128,372)

SWITZERLAND — (0.1)%
Aryzta *	(7,355)	(331,866)

TAIWAN — (0.0)%
Himax Technologies ADR	(29,375)	(173,900)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development *	(72,500)	(2,900)

UNITED KINGDOM — (0.1)%
Amarin ADR *	(56,975)	(108,253)
GW Pharmaceuticals PLC ADR *	(1,715)	(135,639)

		(243,892)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES — (14.0)%
Consumer Discretionary — (2.6)%
1-800-Flowers.com, Cl A *	(22,256)	$(221,002)
2U *	(8,400)	(176,232)
500.com ADR, Cl A *	(11,750)	(238,525)
Advance Auto Parts	(1,300)	(257,959)
Arctic Cat	(9,289)	(190,796)
Boot Barn Holdings *	(11,101)	(166,515)
Brinker International	(1,500)	(68,265)
Buckle	(16,000)	(567,040)
Cabela’s *	(600)	(23,502)
Carmike Cinemas *	(11,359)	(290,904)
Carriage Services, Cl A	(7,879)	(169,477)
Cherokee *	(1,962)	(35,610)
China Distance Education Holdings ADR	(16,375)	(239,075)
Chipotle Mexican Grill, Cl A *	(30)	(19,207)
Coach	(25,100)	(783,120)
Destination XL Group *	(40,248)	(235,048)
Dixie Group *	(30,888)	(202,934)
Dollar Tree *	(1,300)	(85,137)
DreamWorks Animation SKG, Cl A *	(17,700)	(358,248)
Ethan Allen Interiors	(5,640)	(153,464)
EVINE Live *	(19,411)	(50,080)
EW Scripps, Cl A	(10,979)	(242,197)
Famous Dave’s of America *	(38,690)	(445,322)
Fox Factory Holding *	(19,700)	(349,675)
Francesca’s Holdings *	(6,300)	(89,523)
Fred’s, Cl A	(20,418)	(282,381)
Good Times Restaurants *	(8,016)	(47,535)
Hovnanian Enterprises, Cl A *	(59,146)	(121,841)
Iconix Brand Group *	(21,488)	(329,196)
iRobot *	(6,403)	(192,154)
Jamba *	(51,512)	(682,534)
Kona Grill *	(15,118)	(207,873)
LifeLock *	(20,728)	(290,399)
MakeMyTrip *	(33,198)	(529,840)
Monro Muffler Brake	(1,700)	(126,089)
Morgans Hotel Group *	(15,885)	(57,027)
Murphy USA *	(6,300)	(386,631)
New Home *	(18,981)	(271,618)
Nord Anglia Education *	(4,918)	(96,393)
ReachLocal *	(32,863)	(47,323)
Scientific Games, Cl A *	(8,712)	(96,616)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Consumer Discretionary (continued)
Sears Holdings *	(3,600)	$(84,132)
Sportsman’s Warehouse Holdings *	(18,100)	(194,756)
Stage Stores	(20,456)	(199,037)
Strattec Security	(1,900)	(113,658)
Tesla Motors *	(2,820)	(583,543)
Town Sports International Holdings	(22,759)	(66,229)
Tribune Publishing	(23,843)	(225,078)
Tuesday Morning *	(26,492)	(143,322)
Under Armour, Cl A *	(700)	(66,556)
Vera Bradley *	(15,758)	(197,133)
Videocon d2h ADR *	(3,500)	(34,195)
Vince Holding *	(15,951)	(72,577)
Winnebago Industries	(10,100)	(211,999)
Wynn Resorts	(11,600)	(811,420)
Zumiez *	(11,311)	(197,716)

		(12,625,658)

Consumer Staples — (0.4)%
Boulder Brands *	(30,191)	(267,492)
Chefs’ Warehouse *	(14,003)	(212,146)
Craft Brew Alliance *	(26,800)	(205,288)
Fresh Market *	(7,382)	(183,959)
Ingles Markets, Cl A	(9,200)	(459,448)
Inventure Foods *	(6,358)	(55,060)
Limoneira	(2,453)	(38,905)
Orchids Paper Products	(8,691)	(254,733)
SunOpta *	(12,246)	(65,884)

		(1,742,915)

Energy — (0.5)%
Bonanza Creek Energy *	(27,940)	(158,979)
CHC Group *	(14,500)	(4,676)
Cheniere Energy *	(10,391)	(514,562)
Contango Oil & Gas *	(19,461)	(148,877)
Geospace Technologies *	(4,775)	(73,344)
Golar LNG	(8,901)	(258,218)
Kinder Morgan	(27,500)	(752,125)
RigNet *	(8,174)	(245,220)
Ring Energy *	(6,206)	(64,480)
Stone Energy *	(14,192)	(79,333)
Synergy Resources *	(5,900)	(66,021)
Tesco	(27,315)	(218,520)
Westmoreland Coal *	(4,400)	(31,504)

		(2,615,859)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials — (4.1)%
Acadia Realty Trust ‡	(24,300)	$(799,227)
American Campus Communities ‡	(3,900)	(158,223)
American Residential Properties ‡	(17,700)	(293,289)
Arlington Asset Investment, Cl A	(14,842)	(205,562)
Bancorp *	(21,541)	(155,095)
Bank Mutual	(12,863)	(93,128)
Bluerock Residential Growth, Cl A ‡	(5,621)	(65,878)
Capital Bank Financial, Cl A	(9,013)	(291,120)
Capital City Bank Group	(10,115)	(156,176)
CareTrust ‡	(64,500)	(730,140)
Citizens & Northern	(5,896)	(116,800)
City Holding	(4,500)	(215,235)
Crawford, Cl B	(18,786)	(112,716)
Enova International *	(12,387)	(161,031)
EPR Properties ‡	(9,400)	(534,014)
Farmland Partners ‡	(2,241)	(22,993)
FBR	(5,784)	(114,408)
Fifth Street Senior Floating Rate	(19,800)	(169,290)
First Potomac Realty Trust ‡	(71,400)	(841,806)
Forestar Group *	(17,889)	(253,129)
Getty Realty ‡	(48,200)	(813,616)
Government Properties Income Trust ‡	(46,100)	(750,508)
HCI Group	(3,337)	(145,527)
HCP ‡	(6,700)	(249,240)
Hersha Hospitality Trust, Cl A ‡	(2,300)	(55,223)
Inland Real Estate ‡	(32,300)	(285,855)
Iron Mountain ‡	(22,500)	(689,400)
Kearny Financial	(44,726)	(534,472)
Ladenburg Thalmann Financial Services *	(116,600)	(296,164)
LendingClub *	(78,430)	(1,112,137)
Live Oak Bancshares	(9,533)	(136,703)
Manning & Napier, Cl A	(24,200)	(181,500)
Mercury General	(3,300)	(178,233)
Monmouth Real Estate Investment ‡	(53,400)	(555,894)
National Bank Holdings, Cl A	(10,524)	(232,159)
New Senior Investment Group ‡	(20,869)	(209,107)
New York ‡	(67,400)	(768,360)
Noah Holdings ADR *	(8,383)	(234,892)
Northfield Bancorp	(9,100)	(139,412)
Ocwen Financial *	(71,716)	(501,295)
Paramount Group ‡	(1,400)	(24,878)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Financials (continued)
Parkway Properties ‡	(43,100)	$(721,063)
Pennsylvania Real Estate Investment Trust ‡	(25,600)	(575,488)
Peoples Bancorp	(13,382)	(256,399)
Potlatch ‡	(1,800)	(56,232)
Pzena Investment Management, Cl A	(31,078)	(296,173)
RCS Capital, Cl A *	(88,000)	(66,713)
Realty Income ‡	(5,000)	(247,300)
Republic First Bancorp *	(15,000)	(58,350)
Safeguard Scientifics *	(19,051)	(338,155)
Safety Insurance Group	(2,764)	(160,174)
Silvercrest Asset Management Group, Cl A	(17,000)	(188,700)
Starwood Waypoint Residential Trust ‡	(13,700)	(337,020)
Sun Communities ‡	(11,300)	(757,326)
TrustCo Bank NY	(46,352)	(288,773)
UMH Properties ‡	(22,071)	(218,282)
United Bankshares	(800)	(31,640)
VEREIT ‡	(89,300)	(737,618)
Virtus Investment Partners	(2,910)	(340,586)
WP Carey ‡	(4,200)	(266,154)

		(19,525,981)

Health Care — (1.7)%
AAC Holdings *	(37,957)	(880,602)
Abaxis	(5,512)	(276,758)
Accuray *	(31,000)	(207,700)
Achaogen *	(10,688)	(58,998)
Aegerion Pharmaceuticals *	(6,851)	(100,573)
Aerie Pharmaceuticals *	(8,891)	(202,804)
Aethlon Medical *	(1,800)	(13,752)
Aratana Therapeutics *	(24,394)	(170,514)
Arbutus Biopharma *	(54,308)	(298,694)
Ascendis Pharma ADR *	(3,111)	(55,998)
Avinger *	(4,847)	(82,205)
BioDelivery Sciences International *	(6,611)	(35,567)
BioScrip *	(34,500)	(67,965)
Biotie Therapies ADR *	(5,073)	(66,507)
Cardiovascular Systems *	(16,363)	(224,173)
Cerus *	(65,033)	(310,207)
Compugen *	(11,118)	(68,820)
Computer Programs & Systems	(4,968)	(188,834)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Health Care (continued)
DBV Technologies ADR *	(4,563)	$(158,199)
Derma Sciences *	(27,850)	(138,972)
Egalet *	(5,731)	(47,567)
Eleven Biotherapeutics *	(14,958)	(40,237)
Endologix *	(18,964)	(161,953)
Fluidigm *	(22,641)	(244,749)
Foamix Pharmaceuticals *	(10,647)	(75,913)
Galapagos ADR *	(1,367)	(65,616)
GenMark Diagnostics *	(28,458)	(180,993)
Genomic Health *	(3,118)	(65,229)
Insulet *	(8,854)	(264,735)
Intrexon *	(19,000)	(638,400)
Karyopharm Therapeutics *	(13,032)	(173,977)
LDR Holding *	(5,100)	(129,030)
Medgenics *	(18,721)	(122,623)
Novadaq Technologies *	(41,431)	(540,675)
Ocular Therapeutix *	(16,436)	(141,843)
Pacific Biosciences of California *	(9,790)	(69,509)
Pacira Pharmaceuticals *	(3,300)	(164,835)
Redhill Biopharma ADR *	(5,300)	(59,943)
Repros Therapeutics *	(17,466)	(29,867)
Spectranetics *	(8,652)	(105,727)
STAAR Surgical *	(52,908)	(431,200)
Tetraphase Pharmaceuticals *	(36,407)	(328,755)
TG Therapeutics *	(8,333)	(103,079)
TransEnterix *	(21,500)	(53,535)
Universal American	(9,251)	(69,012)
Vanda Pharmaceuticals *	(5,387)	(57,856)
XenoPort *	(21,882)	(133,699)

		(8,108,399)

Industrials — (1.5)%
Acacia Research	(13,984)	(93,133)
Alamo Group	(3,307)	(155,164)
Altra Industrial Motion	(10,084)	(266,823)
American Science & Engineering	(8,735)	(327,388)
Blount International *	(42,161)	(255,917)
Caesarstone Sdot-Yam	(7,226)	(256,595)
CIRCOR International	(5,537)	(254,259)
Covanta Holding	(28,800)	(482,688)
Dynamic Materials	(28,661)	(204,353)
Engility Holdings	(4,824)	(155,285)
Enphase Energy *	(34,681)	(124,852)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Industrials (continued)
General Finance *	(57,519)	$(209,944)
Gorman-Rupp	(12,020)	(343,652)
Grana y Montero SAA ADR	(9,284)	(38,157)
H&E Equipment Services	(8,308)	(160,427)
HC2 Holdings *	(27,575)	(208,467)
Kansas City Southern	(600)	(49,656)
Macquarie Infrastructure	(1,965)	(156,316)
Manitex International *	(10,580)	(67,818)
Neff, Cl A *	(17,060)	(99,972)
NOW *	(12,300)	(203,073)
PGT *	(13,503)	(162,846)
Powell Industries	(7,846)	(261,429)
Primoris Services	(17,515)	(348,899)
Radiant Logistics *	(41,512)	(164,803)
Raven Industries	(18,791)	(342,184)
Rush Enterprises, Cl A *	(11,332)	(276,274)
Stericycle *	(725)	(87,993)
Sterling Construction *	(30,300)	(117,261)
Stock Building Supply Holdings *	(14,816)	(256,020)
Sun Hydraulics	(4,359)	(127,675)
Textainer Group Holdings	(8,900)	(174,084)
TriMas *	(17,382)	(347,814)
Universal Truckload Services	(5,721)	(91,422)
US Ecology	(6,315)	(247,611)
XPO Logistics *	(1,200)	(33,312)

		(7,153,566)

Information Technology — (2.7)%
58.com ADR *	(4,690)	(246,178)
Alpha & Omega Semiconductor *	(44,259)	(393,020)
Amber Road *	(36,256)	(145,749)
Angie’s List *	(18,586)	(143,670)
Applied DNA Sciences *	(22,238)	(76,499)
Applied Micro Circuits *	(33,123)	(214,637)
Avid Technology *	(31,262)	(264,164)
Badger Meter	(6,094)	(369,175)
Barracuda Networks *	(12,093)	(231,944)
CalAmp *	(9,492)	(179,968)
Control4 *	(33,752)	(220,738)
CUI Global *	(69,809)	(437,004)
Cypress Semiconductor	(32,749)	(345,174)
Datawatch *	(39,116)	(213,573)
Digimarc *	(3,437)	(77,195)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Information Technology (continued)
Digital Turbine *	(31,528)	$(52,336)
eGain *	(26,582)	(121,746)
Evolving Systems	(13,462)	(77,137)
Exar *	(25,268)	(143,775)
FARO Technologies *	(7,912)	(267,347)
Global Eagle Entertainment *	(15,525)	(206,793)
GrubHub *	(13,050)	(312,939)
Identiv *	(71,572)	(183,940)
Interactive Intelligence Group *	(5,490)	(177,547)
Internap *	(13,616)	(92,044)
Knowles *	(32,400)	(539,784)
KVH Industries *	(15,325)	(150,185)
LivePerson *	(24,852)	(193,846)
M *	(800)	(26,992)
Marin Software *	(29,125)	(104,268)
Marketo *	(8,888)	(261,574)
Monotype Imaging Holdings	(11,466)	(313,480)
MoSys *	(29,089)	(40,434)
Motorola Solutions	(7,400)	(517,778)
NetSuite *	(3,564)	(303,189)
Novatel Wireless *	(26,967)	(57,979)
Numerex, Cl A *	(39,323)	(316,943)
Perceptron *	(22,363)	(177,786)
Pixelworks *	(56,461)	(186,321)
PROS Holdings *	(15,052)	(361,549)
Rosetta Stone *	(25,121)	(165,296)
Ruckus Wireless *	(18,683)	(210,744)
Seachange International *	(18,551)	(120,025)
SemiLEDs *	(3,474)	(1,668)
Semtech *	(10,564)	(184,870)
Silicon Graphics International *	(29,436)	(128,635)
SunEdison *	(101,284)	(739,373)
SunEdison Semiconductor *	(27,473)	(295,335)
Tangoe *	(22,475)	(186,093)
Twitter *	(11,147)	(317,244)
Ultratech *	(13,880)	(216,944)
Varonis Systems *	(17,160)	(274,045)
ViaSat *	(10,400)	(685,984)
Violin Memory *	(9,700)	(15,617)
Weibo ADR *	(12,857)	(207,255)
Workiva, Cl A *	(20,193)	(334,800)
Yahoo! *	(1,900)	(67,678)
Zendesk *	(13,949)	(280,654)

		(13,178,660)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Materials — (0.2)%
Deltic Timber	(4,733)	$(293,257)
FMC	(600)	(24,426)
LSB Industries *	(6,350)	(99,377)
TimkenSteel	(23,009)	(244,816)
Tronox, Cl A	(29,774)	(184,896)
Yamana Gold	(11,804)	(25,851)

		(872,623)

Telecommunication Services — (0.2)%
Boingo Wireless *	(30,491)	(235,695)
Frontier Communications	(40,648)	(208,931)
Globalstar *	(111,800)	(201,240)
SBA Communications, Cl A *	(2,644)	(314,689)
Zayo Group Holdings *	(2,800)	(74,284)

		(1,034,839)

Utilities — (0.1)%
Cadiz *	(64,233)	(219,677)
Genie Energy, Cl B	(6,173)	(70,002)
Vivint Solar *	(7,200)	(85,176)

		(374,855)

		(67,233,355)

Total Common Stock (Proceeds $94,217,725)		(83,790,794)

REGISTERED INVESTMENT COMPANIES — (1.5)%
EXCHANGE TRADED FUNDS — (1.5)%
Consumer Staples Select Sector SPDR Fund	(59,100)	(2,947,908)
Energy Select Sector SPDR Fund	(4,900)	(333,347)
Health Care Select Sector SPDR Fund	(400)	(28,536)
iShares MSCI Australia ETF	(35,700)	(675,444)
iShares MSCI South Korea Capped ETF	(33,000)	(1,794,540)
Utilities Select Sector SPDR Fund	(37,100)	(1,623,125)

Total Registered Investment Companies (Proceeds $7,296,168)		(7,402,900)

Securities Sold Short — (19.0)% (Proceeds $101,513,893)		$(91,193,694)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

PURCHASED OPTIONS * — 0.1%
	Contracts	Value

S&P 500 Index, Expires 11/20/15, Strike Price $2,090.000	202	$338,350
S&P 500 Index, Expires 11/20/15, Strike Price $1,740.000	202	7,070

Total Purchased Options — 0.1% (Cost $166,218)		$345,420

WRITTEN OPTIONS * — (0.6)%
S&P 500 Index, Expires 11/20/15, Strike Price $1,940.000 *	(202)	$(2,866,380)
S&P 500 Index, Expires 11/20/15, Strike Price $1,940.000 *	(404)	(129,280)

Total Written Options — 0.6% (Proceeds $2,503,933)		$(2,995,660)

For the year ended October 31, 2015, the total amount of all open purchased options and written options, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the year.

A list of Total Return Swaps held by the Fund at October 31, 2015, is as follows:

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
3I GROUP PLC	BAML	3/14/2017	1M LIBOR	60,601	428,042	$40,885
888 HOLDINGS PLC	BAML	3/14/2017	1M LIBOR	2,954	7,428	(59)
ACCESS	BAML	1/22/2016	1M LIBOR	728,387	44,956	(28,123)
AEROFLOT- RUSSIAN	BAML	8/5/2016	1M LIBOR	10,200	5,717	2,121
AIR NEW ZEALAND	BAML	4/29/2016	1M LIBOR	59,121	97,352	19,249
AIR NEW ZEALAND	BAML	10/13/2016	1M LIBOR	58,947	90,785	25,474
AKASTOR ASA	BAML	3/14/2017	1M LIBOR	(29,598)	(38,169)	(651)
ALBARAKA TURK KATILIM	BAML	8/5/2016	1M LIBOR	51,731	24,019	678
ALEXIUM INTL	BAML	10/13/2016	1M LIBOR	(101,483)	(69,824)	3,946
ALSTOM	BAML	3/14/2017	1M LIBOR	(10,745)	(331,097)	(20,840)
AMAYSIM AUSTRALIA	BAML	10/13/2016	1M LIBOR	(45,055)	(71,070)	(10,244)
AMICOGEN INC	BAML	11/9/2016	1M LIBOR	(1,089)	(56,471)	(7,430)
AO WORLD	BAML	3/14/2017	1M LIBOR	(28,281)	(72,140)	2,951
APA GROUP	BAML	8/4/2016	1M LIBOR	(34,947)	(225,024)	(4,327)
APA GROUP	BAML	10/13/2016	1M LIBOR	(50,313)	(295,791)	(34,404)
ARABTEC HOLDING CO	BAML	8/5/2016	1M LIBOR	(1,420)	(777)	147
ARCAM AB	BAML	3/14/2017	1M LIBOR	(3,012)	(58,192)	1,262
ARDENTEC CORP	BAML	4/28/2016	1M LIBOR	39,000	26,143	3,587
ARPIDA LTD	BAML	3/14/2017	1M LIBOR	(53,070)	(55,400)	(10,291)
AVISTA INC	BAML	10/12/2016	1M LIBOR	(11,405)	(42,605)	(5,862)
BANCA CARIGE SPA	BAML	3/14/2017	1M LIBOR	(108,606)	(175,543)	(23,547)
BANK PEMBANGUNAN	BAML	10/12/2016	1M LIBOR	1,032,900	38,467	(5,792)
BASILEA PHARMA	BAML	3/14/2017	1M LIBOR	(1,712)	(164,174)	(14,217)
BK OF PHILIPPINE ISLANDS	BAML	4/29/2016	1M LIBOR	(13,080)	(28,649)	5,014
BRAZIL PHARMA SA	BAML	10/31/2016	1M LIBOR	(24,500)	(4,437)	1,197
BREWIN DOLPHINHLDS	BAML	3/14/2017	1M LIBOR	(13,960)	(54,345)	(3,870)
CANAM GROUP INC	BAML	10/31/2016	1M LIBOR	9,500	95,794	14,219

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
CANFOR PULP PRODUCTS	BAML	10/31/2016	1M LIBOR	9,200	94,471	$1,239
CAPRO CORP	BAML	10/12/2016	1M LIBOR	(19,479)	(85,547)	37,452
CASCADES INC	BAML	10/31/2016	1M LIBOR	16,200	104,184	11,226
CASH CONVERTERS INTL	BAML	10/13/2016	1M LIBOR	(120,116)	(43,328)	(800)
CHARTER HALL GROUP	BAML	4/29/2016	1M LIBOR	(42,097)	(147,437)	12,603
CHEIL BIO CO LTD	BAML	10/12/2016	1M LIBOR	(2,169)	(9,043)	(1,231)
CHENG LOONG CORP	BAML	4/28/2016	1M LIBOR	79,000	33,230	(5,248)
CHINA ENERGY DEVEL	BAML	10/12/2016	1M LIBOR	(1,324,000)	(23,162)	(3,318)
CHINA FISHERY GROUP	BAML	10/13/2016	1M LIBOR	(795,300)	(38,410)	(13,852)
CHINA OCEAN RESOURCE	BAML	11/9/2016	1M LIBOR	(24,179)	(94,894)	(435)
CHINA PETRCHEMICAL	BAML	4/28/2016	1M LIBOR	(182,000)	(64,372)	17,956
CHINA SMARTER ENERGY	BAML	10/12/2016	1M LIBOR	(378,000)	(33,945)	1,754
CHINA TAI	BAML	4/28/2016	1M LIBOR	(29,000)	(87,391)	(4,286)
CHORUS AVIATION	BAML	10/31/2016	1M LIBOR	25,500	104,060	415
CIMB GROUP HOLDINGS	BAML	10/12/2016	1M LIBOR	(106,400)	(149,625)	35,448
CITIC RE	BAML	4/28/2016	1M LIBOR	(515,000)	(100,703)	22,954
COSMOS PHARMA	BAML	10/14/2016	1M LIBOR	(2,200)	(255,687)	(20,133)
CREDIT CHINA HOLDINGS LTD	BAML	4/28/2016	1M LIBOR	(29,000)	(8,020)	125
DAESUNG INDUSTRIAL CO LTD	BAML	10/12/2016	1M LIBOR	(2,000)	(6,466)	(603)
DANA GAS	BAML	8/5/2016	1M LIBOR	(87,021)	(12,320)	1,184
DENISON MINES CORP	BAML	10/28/2016	1M LIBOR	(66,400)	(85,596)	58,696
DIALIGHT PLC	BAML	3/14/2017	1M LIBOR	(8,112)	(78,088)	9,429
DONG WON FISHERIES	BAML	10/12/2016	1M LIBOR	(2,000)	(19,266)	1,899
DOOSAN ENGINE CO	BAML	10/12/2016	1M LIBOR	(6,886)	(53,865)	30,672
ENERGY RESOURCES OF AUST	BAML	10/13/2016	1M LIBOR	(14,200)	(3,224)	(220)
EUROBANK ERGASIAS	BAML	8/5/2016	1M LIBOR	(234,546)	(10,259)	2,230
FBN HOLDINGS	BAML	1/22/2016	1M LIBOR	498,081	38,365	(25,603)
FLEXCOM INC	BAML	10/12/2016	1M LIBOR	(16,571)	(43,626)	1,693
FORTESCUE METALS	BAML	10/13/2016	1M LIBOR	304,487	536,254	(82,293)
FRESNILLO PLC	BAML	3/14/2017	1M LIBOR	(2,723)	(24,397)	(6,304)
GENIUS ELECTRONIC	BAML	4/28/2016	1M LIBOR	(29,000)	(82,948)	23,013
GERRY WEBER INTL AG	BAML	3/14/2017	1M LIBOR	(2,235)	(33,693)	(2,860)
GLANBIA PLC	BAML	3/14/2017	1M LIBOR	(3,357)	(62,354)	(3,040)
GLOBO PLC	BAML	3/14/2017	1M LIBOR	193,049	102,494	(18,262)
GO IRON WORKS CO LTD	BAML	10/14/2016	1M LIBOR	(15,000)	(27,896)	2,416
GOODMAN GROUP	BAML	8/4/2016	1M LIBOR	(56,483)	(269,056)	24,482
GREAT EASTERN SHIPP	BAML	10/12/2016	1M LIBOR	9,074	51,241	1,329
GREENCROSS LTD	BAML	10/13/2016	1M LIBOR	(5,055)	(22,352)	(221)
GREGGS PLC	BAML	3/14/2017	1M LIBOR	11,968	196,695	22,902
GRUPO FINANC BANORTE B	BAML	10/31/2016	1M LIBOR	(11,000)	(54,478)	(4,813)
GRUPO FINANCIERO IN	BAML	10/31/2016	1M LIBOR	(3,400)	(6,805)	(37)
GUANGZHOU BAIYUN INT	BAML	4/29/2016	1M LIBOR	6,690	16,131	(1,692)
GUYANA GOLDFIELDS	BAML	10/31/2016	1M LIBOR	(20,900)	(59,697)	7,616
HAMBORNER REIT AG	BAML	3/14/2017	1M LIBOR	(6,788)	(65,542)	(6,929)
HANJIN HEAVY	BAML	10/12/2016	1M LIBOR	(8,766)	(60,285)	25,993
HANMI PHARM CO LTD	BAML	10/12/2016	1M LIBOR	(377)	(38,745)	(4,738)
HANSOL LCD	BAML	11/9/2016	1M LIBOR	(3,950)	(85,164)	(1,802)
HINDUSTAN PETROLEUM CORP.	BAML	10/12/2016	1M LIBOR	27,833	304,143	23,973
HLB INC	BAML	10/12/2016	1M LIBOR	(1,392)	(8,597)	(21,377)
HUADIAN POWER INTL CORP-A	BAML	4/29/2016	1M LIBOR	308,100	343,599	3,708
HUAYU AUTOMOTIVE SYSTEMS	BAML	4/29/2016	1M LIBOR	41,800	90,414	13,275
HYBRID KINETIC GROUP	BAML	10/12/2016	1M LIBOR	(2,022,000)	(88,754)	(7,781)
HYPERMARCAS	BAML	10/31/2016	1M LIBOR	(52,200)	(196,694)	(40,185)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
HYUNDAI HEAVY INDUSTRIES	BAML	11/9/2016	1M LIBOR	(1,863)	(190,992)	$35,429
HYUNDAI MIPO DK STK	BAML	11/9/2016	1M LIBOR	(2,809)	(138,927)	(37,975)
HYUNDAI PAINT CO	BAML	10/12/2016	1M LIBOR	(10,000)	(18,512)	268
IMAGINATION TECH	BAML	3/14/2017	1M LIBOR	(15,590)	(51,894)	(1,441)
IMPERIAL HOLDINGS LTD	BAML	8/5/2016	1M LIBOR	3,751	46,668	2,279
INDO TAMBANGRAYA	BAML	10/12/2016	1M LIBOR	107,500	75,759	(9,014)
INSCOBEE INC	BAML	10/12/2016	1M LIBOR	(10,000)	(11,984)	494
INTEGRATED ENERGY LTD	BAML	10/12/2016	1M LIBOR	(31,000)	(10,587)	(3,008)
IP2IPO GROUP PLC	BAML	3/14/2017	1M LIBOR	(19,713)	(68,679)	(3,724)
IVANHOE MINES LTD	BAML	10/31/2016	1M LIBOR	(136,300)	(69,151)	(3,778)
JAPARA HEALTHCARE	BAML	10/13/2016	1M LIBOR	46,781	106,143	(2,692)
JB HI-FI LTD	BAML	10/13/2016	1M LIBOR	25,768	337,259	(7,125)
JOHN LAING	BAML	3/14/2017	1M LIBOR	(20,736)	(61,877)	706
KNIGHT THERAPEUTICS	BAML	10/28/2016	1M LIBOR	(10,300)	(58,754)	(2,577)
KNIGHT THERAPEUTICS	BAML	10/31/2016	1M LIBOR	(11,100)	(64,537)	(1,559)
KO YO CHEMICAL GROUP	BAML	10/12/2016	1M LIBOR	(224,000)	(14,440)	(9,549)
KOREA AEROSPACE INDUSTRIES	BAML	11/9/2016	1M LIBOR	(1,679)	(117,682)	(14,859)
KUANGCHI SCIENCE LTD	BAML	10/12/2016	1M LIBOR	(284,000)	(59,337)	(57,927)
LAMPRELL PLC	BAML	7/14/2016	1M LIBOR	(25,615)	(58,359)	10,885
LONMIN PLC	BAML	3/14/2017	1M LIBOR	(57,182)	(14,075)	(8,446)
LUNDIN PETROLEUM	BAML	3/14/2017	1M LIBOR	(23,565)	(302,884)	(39,840)
LUYE PHARMA GROUP LTD	BAML	4/28/2016	1M LIBOR	(179,000)	(189,178)	12,487
MAANSHAN IRON & STEEL	BAML	4/28/2016	1M LIBOR	(326,000)	(76,224)	5,976
MACRONIX INTL	BAML	4/28/2016	1M LIBOR	(46,000)	(12,350)	5,591
MAG SILVER CORP	BAML	10/28/2016	1M LIBOR	(5,600)	(43,494)	3,386
MANAPPURAM FINANCE	BAML	10/12/2016	1M LIBOR	27,435	15,406	(5,221)
MBK CO LTD/KOREA	BAML	10/12/2016	1M LIBOR	(15,125)	(34,064)	1,827
MESOBLAST LTD	BAML	10/13/2016	1M LIBOR	(6,479)	(24,803)	9,043
MESOBLAST LTD	BAML	10/13/2016	1M LIBOR	(31,737)	(73,219)	(3,982)
MICROBIO CO LTD	BAML	4/28/2016	1M LIBOR	(27,000)	(27,681)	5,435
MIRAE CO	BAML	10/12/2016	1M LIBOR	(37,758)	(6,067)	(14,565)
MONDO TV SPA	BAML	3/14/2017	1M LIBOR	(15,812)	(71,848)	(35,015)
MONITISE PLC	BAML	3/14/2017	1M LIBOR	(708,669)	(28,876)	(2,537)
NANOCO GROUP PLC	BAML	3/14/2017	1M LIBOR	(70,248)	(67,859)	15,509
NATIONAL STORAGE R	BAML	10/13/2016	1M LIBOR	(23,524)	(25,944)	(486)
NEPTUNE TECH& BIO	BAML	10/28/2016	1M LIBOR	(6,900)	(13,262)	5,879
NEXTDC LTD	BAML	10/13/2016	1M LIBOR	(7,990)	(13,691)	(1,014)
NIHON M&A CENTER	BAML	10/14/2016	1M LIBOR	(4,000)	(156,567)	(9,492)
NORDIC SEMICONDUCTOR	BAML	3/14/2017	1M LIBOR	(18,237)	(89,261)	1,235
NORTH MINING SHARES	BAML	4/28/2016	1M LIBOR	(730,000)	(34,038)	26,126
NORTHAM PLATINUM	BAML	8/5/2016	1M LIBOR	(9,172)	(18,721)	(1,437)
NORTHERN BLIZZARD	BAML	10/31/2016	1M LIBOR	31,100	116,634	5,793
ORION HEALTH	BAML	10/13/2016	1M LIBOR	(11,553)	(24,639)	(3,941)
OSCOTEC INC	BAML	11/9/2016	1M LIBOR	(2,488)	(11,460)	1,596
PARTNER COMM CO	BAML	10/28/2016	1M LIBOR	(14,107)	(66,712)	2,566
PERENNIAL REAL ESTATE HOLDINGS	BAML	10/13/2016	1M LIBOR	(82,500)	(54,321)	(4,019)
PIAGGIO & C EQUITY	BAML	3/14/2017	1M LIBOR	(29,702)	(71,283)	(2,779)
PIONEER CEMENT LTD	BAML	4/29/2016	1M LIBOR	25,000	12,631	7,241
POLY REAL ESTATE GROUP CO	BAML	4/29/2016	1M LIBOR	124,900	157,919	16,722
POLYVISION CO LTD	BAML	10/12/2016	1M LIBOR	(30,750)	(44,581)	(3,697)
POWERTECH TECHNOLOGY INC	BAML	10/19/2016	1M LIBOR	57,000	125,768	638
PROSPERITY INTLHLDS	BAML	10/12/2016	1M LIBOR	(2,040,000)	(59,848)	(694)
PRUMO LOGISTICA SA	BAML	10/31/2016	1M LIBOR	(157,300)	(24,532)	(10,547)
QANTAS AIRWAYS	BAML	5/5/2016	1M LIBOR	123,785	337,670	11,001

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
QANTAS AIRWAYS LTD	BAML	12/1/2016	1M LIBOR	195,968	524,134	$28,051
QLIRO GROUP	BAML	3/14/2017	1M LIBOR	(64,235)	(76,469)	11,414
QUBE HOLDINGS LTD	BAML	10/13/2016	1M LIBOR	(21,637)	(31,146)	(4,200)
QUBE HOLDINGS LTD	BAML	8/4/2016	1M LIBOR	(76,542)	(137,354)	12,318
R STAHL	BAML	3/14/2017	1M LIBOR	(1,196)	(44,056)	5,774
RCS MEDIAGROUP	BAML	3/14/2017	1M LIBOR	(66,045)	(65,908)	12,922
REJECT SHOP LTD/THE	BAML	10/13/2016	1M LIBOR	15,189	88,582	36,021
REMIXPOINT CO LTD	BAML	10/14/2016	1M LIBOR	(5,000)	(12,113)	(1,559)
RENAULT SA	BAML	3/14/2017	1M LIBOR	5,565	397,563	129,284
ROCKET INTERNET	BAML	3/14/2017	1M LIBOR	(5,811)	(186,520)	5,334
ROCKHOPPER EXPLOR	BAML	3/14/2017	1M LIBOR	(59,664)	(35,924)	(475)
RONA INC	BAML	10/31/2016	1M LIBOR	15,100	156,459	1,092
ROYAL BAFOKENG PLAT	BAML	8/5/2016	1M LIBOR	(4,114)	(10,427)	2,089
SAF GAYRIMENKUL YAT	BAML	8/5/2016	1M LIBOR	119,767	41,604	(3,759)
SAFESTORE HOLDINGS	BAML	3/14/2017	1M LIBOR	21,502	96,001	12,098
SCHIBSTED ASA-CL A	BAML	3/14/2017	1M LIBOR	(6,382)	(215,851)	936
SEABRIDGE GOLD	BAML	10/31/2016	1M LIBOR	(4,300)	(24,985)	(10,152)
SEAFCO PCL-FOREIGN	BAML	4/29/2016	1M LIBOR	150,830	32,845	8,710
SEEGENE INCS	BAML	11/9/2016	1M LIBOR	(5,480)	(154,372)	33,857
SEEK LTD	BAML	10/13/2016	1M LIBOR	(2,305)	(31,168)	10,072
SEEK LTD	BAML	10/13/2016	1M LIBOR	(35,377)	(307,056)	(16,724)
SENEX ENERGY LTD	BAML	10/13/2016	1M LIBOR	(655,831)	(68,533)	(18,017)
SMS MANAGEMENT &TECH	BAML	10/13/2016	1M LIBOR	13,735	48,460	(450)
SPOTLESS GROUPHLDS	BAML	10/13/2016	1M LIBOR	144,016	222,328	(1,450)
ST. MODWEN PROPERTIES FUT	BAML	3/14/2017	1M LIBOR	13,569	85,380	6,811
STCUBE	BAML	10/12/2016	1M LIBOR	(18,552)	(52,304)	558
STOCKMANN OYJ ABP-B	BAML	3/14/2017	1M LIBOR	(8,759)	(66,470)	(1,915)
SUMPO FOOD HOLDINGS LTD	BAML	4/28/2016	1M LIBOR	(60,000)	(5,745)	16
SUNCORE INC	BAML	10/12/2016	1M LIBOR	(12,879)	(62,263)	(432)
TAIWAN COOPERATIVE	BAML	4/28/2016	1M LIBOR	(177,800)	(20,344)	6,237
TEN NETWORK HOLDINGS	BAML	10/13/2016	1M LIBOR	(558,168)	(71,854)	6,156
TERANGA GOLD	BAML	10/31/2016	1M LIBOR	235,000	105,622	(8,622)
TLG IMMOBILIEN	BAML	3/14/2017	1M LIBOR	(3,933)	(71,121)	(3,234)
TONG YANG SECURITIES	BAML	11/9/2016	1M LIBOR	(30,747)	(136,871)	29,131
TOPDANMARK	BAML	3/14/2017	1M LIBOR	(6,578)	(186,614)	10,702
TOREX GOLD RESOURCES	BAML	10/28/2016	1M LIBOR	(64,200)	(64,065)	3,214
TOREX GOLD RESOURCES	BAML	10/31/2016	1M LIBOR	(74,200)	(61,096)	(9,233)
TOWER BERSAMA INFRASTRUCTURE	BAML	7/13/2016	1M LIBOR	(30,300)	(20,400)	4,529
TREVI FINANZIARIA SPA	BAML	3/14/2017	1M LIBOR	(48,755)	(61,661)	(1,601)
UB FOR AFRICA	BAML	1/22/2016	1M LIBOR	934,593	44,982	(28,549)
UNITED GROUP LTD	BAML	10/13/2016	1M LIBOR	35,731	62,167	(4,053)
UXC LTD	BAML	10/13/2016	1M LIBOR	10,063	9,145	(531)
VAGR3	BAML	10/31/2016	1M LIBOR	(759)	(3,040)	158
VARD HOLDINGS LTD	BAML	10/13/2016	1M LIBOR	(200,742)	(68,883)	14,396
VIRGIN AUSTRALIA	BAML	10/13/2016	1M LIBOR	(117,589)	(44,281)	4,018
VOCUS COMMUNICATION	BAML	8/4/2016	1M LIBOR	(20,758)	(17,922)	(2,394)
VOCUS COMMUNICATION	BAML	10/13/2016	1M LIBOR	(14,518)	(62,492)	(4,928)
WAN HAI LINESLTD	BAML	4/28/2016	1M LIBOR	279,000	235,347	(50,160)
WI-LAN INC	BAML	10/31/2016	1M LIBOR	55,700	109,584	(6,125)
WYNN MACAU LTDES	BAML	4/28/2016	1M LIBOR	(19,600)	(27,063)	(48)
YOOX SPA EQUITY	BAML	3/14/2017	1M LIBOR	(1,183)	(35,522)	(4,780)
YOUNG FAST OPT	BAML	4/28/2016	1M LIBOR	(70,000)	(44,424)	18,444
YUNGSHIN CONSTRUCTION	BAML	10/19/2016	1M LIBOR	19,600	29,170	(11,150)
ZENITHBA NL	BAML	1/22/2016	1M LIBOR	242,534	38,185	(16,740)
ZODIAC AEROSPACE	BAML	3/14/2017	1M LIBOR	(14,554)	(332,960)	(36,696)
ZOOMLION HOLDINGS	BAML	4/28/2016	1M LIBOR	(65,000)	(46,859)	21,949

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ACCTON TECHNOLOGY	DB	7/27/2016	1M LIBOR +55BP	130,000	61,886	$19,923
ACRODEA INC	DB	8/2/2016	1M LIBOR +75BP	(19,800)	(83,208)	7,529
AIR CANADA EQUITY	DB	9/25/2016	1M LIBOR +75BP	39,600	351,105	(27,695)
AKASTOR ASA	DB	7/27/2016	1M LIBOR +55BP	(21,276)	(28,192)	493
ANDHRA BANKES	DB	8/2/2016	1M LIBOR +75BP	90,996	100,591	(9,758)
ANICOM HOLDINGS	DB	8/24/2016	1M LIBOR +75BP	(1,300)	(30,766)	(458)
ASHOK LEYLAND LTD	DB	8/2/2016	1M LIBOR +75BP	41,267	61,096	(1,943)
ASTRAL FOODS LTD	DB	8/2/2016	1M LIBOR +75BP	5,039	72,422	(8,965)
AVANTI COMM EQUITY	DB	7/27/2016	1M LIBOR +55BP	(20,699)	(68,522)	(4,903)
CEGID GROUP	DB	8/3/2016	1M LIBOR +100BP	1,028	48,348	125
CHIMEI MATERIALS TECHNOLOGY	DB	7/27/2016	1M LIBOR +40BP	112,000	68,822	9,951
CHINA FISHERY GROUP	DB	9/18/2016	1M LIBOR +75BP	(375,000)	(20,178)	(4,431)
CHINA METAL PRODUCTS	DB	7/27/2016	1M LIBOR +55BP	20,000	18,757	(804)
CHINA SMARTER ENERGY	DB	8/2/2016	1M LIBOR +75BP	(668,000)	(66,033)	9,146
CHOKWANG LEATHER CO	DB	11/2/2016	1M LIBOR +75BP	(499)	(23,768)	1,914
COMMONWEALTH BANK OF AUST	DB	8/3/2016	1M LIBOR +85BP	(2,528)	(152,874)	15,393
COMPEQ MANUFACTURINGES	DB	7/27/2016	1M LIBOR +55BP	431,000	262,278	21,174
DIRECT LINE INSURANCE	DB	7/27/2016	1M LIBOR +40BP	90,486	502,303	45,137
ECHO ENTERTAINMENT	DB	8/2/2016	1M LIBOR +75BP	118,687	405,570	24,288
FARGLORY LAND DEVELOPMENT	DB	7/27/2016	1M LIBOR +40BP	19,000	18,685	3,294
FEDERATION CENTRES	DB	8/3/2016	1M LIBOR +85BP	(108,448)	(221,834)	(1,840)
FEDERATION CENTRES	DB	8/2/2016	1M LIBOR +75BP	(87,509)	(179,542)	(945)
FERRATUM OYJ	DB	11/2/2016	1M LIBOR +75BP	(2,626)	(67,579)	6,159
FOXCONN TECHNOLOGY CO LTD	DB	7/27/2016	1M LIBOR +55BP	122,000	345,157	(23,757)
GDI PROPERTY GROUP	DB	8/3/2016	1M LIBOR +100BP	31,377	20,201	(186)
GENFIT EQUIT	DB	8/3/2016	1M LIBOR +100BP	(574)	(21,965)	(3,887)
GENTING HONG KONG	DB	9/20/2016	1M LIBOR +75BP	(221,400)	(69,532)	(209)
GLOBE TELECOM INCES	DB	8/2/2016	1M LIBOR +75BP	330	19,306	(3,208)
GO IRON WORKS CO LTD	DB	8/2/2016	1M LIBOR +75BP	(9,000)	(15,972)	675
GRAND OCEAN RETAIL GROUP	DB	7/27/2016	1M LIBOR +50BP	11,900	10,605	2,867
GROUPE CRITEQUITY	DB	8/3/2016	1M LIBOR +75BP	570	31,695	(736)
GRUPA LOTOS SA	DB	8/24/2016	1M LIBOR +75BP	(2,317)	(19,009)	1,973
GRUPO EMPRESARIAL	DB	10/4/2016	1M LIBOR +75BP	49,774	158,524	16,403
HANMI PHARM CO LTD	DB	9/8/2016	1M LIBOR +75BP	(2,055)	(257,567)	20,151
HLB INC	DB	9/8/2016	1M LIBOR +75BP	(2,270)	(46,783)	(2,178)
HOCHSCHILD MINING	DB	7/27/2016	1M LIBOR +55BP	(59,848)	(67,940)	4
HONG LEONG BANK BERHADES	DB	10/5/2016	1M LIBOR +75BP	(14,500)	(44,265)	(2,900)
HYUNJIN MATERIALS CO	DB	9/16/2016	1M LIBOR +75BP	(21,090)	(29,108)	29,108
JASMINE INTL PCL-FOREIGN	DB	8/2/2016	1M LIBOR +75BP	174,100	25,804	6,495
JIMMY CHOO PLC EQTY	DB	7/27/2016	1M LIBOR +55BP	(30,011)	(66,371)	(382)
JUVENTUS FOOTBALL	DB	7/27/2016	1M LIBOR +55BP	(143,112)	(40,672)	(463)
KERNEL HOLDING SA	DB	8/24/2016	1M LIBOR +75BP	5,325	59,886	11,926
KTB SECURITIES	DB	11/2/2016	1M LIBOR +75BP	(3,640)	(8,272)	118
KTB SECURITIES	DB	9/15/2016	1M LIBOR +75BP	(16,920)	(38,606)	700
M VIDEO PAOES	DB	10/4/2016	1M LIBOR +75BP	3,730	12,036	1,568
MAN INDUSTRIES (INDIA) LT	DB	8/2/2016	1M LIBOR +75BP	10,654	18,767	(2,852)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
MBK CO LTD	DB	8/2/2016	1M LIBOR +75BP	(14,100)	(15,740)	$(1,444)
METALS X LTD	DB	8/2/2016	1M LIBOR +75BP	91,710	88,290	1,632
METALS X LTD ES	DB	8/3/2016	1M LIBOR +75BP	41,867	40,527	524
MOTECH INDUSTRIES	DB	7/27/2016	1M LIBOR +55BP	(44,000)	(49,780)	(7,838)
MR PRICE GROUP LTD	DB	8/2/2016	1M LIBOR +75BP	(13,496)	(185,598)	(21,635)
NEW WAVE GROUP AB-B	DB	9/19/2016	1M LIBOR +75BP	(8,343)	(35,791)	(1,420)
NEW ZEALAND REFINING	DB	8/3/2016	1M LIBOR +75BP	25,494	59,888	(502)
NEW ZEALAND REFINING	DB	9/2/2016	1M LIBOR +75BP	52,448	108,227	13,204
NHN ENTERTAINMENT	DB	11/2/2016	1M LIBOR +75BP	(535)	(26,944)	810
NIHON SEIMITSU CO	DB	8/24/2016	1M LIBOR +75BP	(28,000)	(70,019)	(554)
NUPLEX INDUSTRIES LTD	DB	8/3/2016	1M LIBOR +75BP	24,952	69,098	2,443
NUPLEX INDUSTRIES LTD	DB	8/24/2016	1M LIBOR +75BP	40,077	99,895	15,012
OUTOKUMPU OYJ	DB	9/17/2016	1M LIBOR +75BP	(32,110)	(96,360)	(13,163)
OZ MINERALS LTD	DB	8/2/2016	1M LIBOR +75BP	100,912	267,704	44,135
OZ MINERALS LTDES	DB	8/3/2016	1M LIBOR +75BP	95,140	253,917	40,085
PALADIN ENERGY LIMITED	DB	8/2/2016	1M LIBOR +75BP	(391,702)	(56,797)	(11,221)
PAPELES Y CARTONES DE EUR	DB	10/4/2016	1M LIBOR +75BP	12,477	62,988	8,079
PENDRAGON PLC	DB	8/3/2016	1M LIBOR +85BP	125,935	84,105	2,344
PEUGEOT SA EQUITY	DB	8/3/2016	1M LIBOR +75BP	33,623	572,808	20,798
PKO BANK POLSKI SA	DB	8/24/2016	1M LIBOR +75BP	(31,680)	(236,985)	2,581
PLASTIVALOIRE	DB	8/3/2016	1M LIBOR +75BP	1,694	125,739	1,243
PROLOGIS PROPERTY MEXICO	DB	9/8/2016	1M LIBOR +75BP	45,613	71,546	4,122
PROMETIC LIFE	DB	9/15/2016	1M LIBOR +75BP	(28,100)	(38,471)	(7,171)
PROMETIC LIFE	DB	9/23/2016	1M LIBOR +75BP	(56,400)	(81,259)	(10,350)
SEVEN WEST MEDIA LTD	DB	8/3/2016	1M LIBOR +75BP	323,354	174,933	(20,236)
SEVERSTAL	DB	10/4/2016	1M LIBOR +75BP	310	3,207	384
SHOPPING CENTRES AUSTRALA	DB	8/3/2016	1M LIBOR +100BP	(72,366)	(103,133)	(2,525)
SOFTFRONT	DB	8/2/2016	1M LIBOR +75BP	(10,300)	(29,715)	1,022
SUMMERSET GROUP	DB	8/2/2016	1M LIBOR +75BP	40,757	101,007	6,798
SYNERGIE SA	DB	8/3/2016	1M LIBOR +75BP	3,702	103,647	(4,336)
TAIDOC TECHNOLOGY	DB	7/27/2016	1M LIBOR +40BP	26,000	57,263	19,974
TAIWAN SEMICONDUCTORES	DB	7/27/2016	1M LIBOR +40BP	73,000	58,452	5,502
THAI VEGETABLE OIL—F	DB	8/2/2016	1M LIBOR +75BP	86,242	61,556	2,684
VANACHAI GROUP PUB CO-FOR	DB	8/2/2016	1M LIBOR +75BP	315,900	125,012	18,837
WALSIN TECHNOLOGY CORP	DB	7/27/2016	1M LIBOR +55BP	68,047	24,489	13,295
WEST CHINA CEMENT LTD	DB	9/2/2016	1M LIBOR +75BP	(542,000)	(90,075)	(3,638)
WISDOM MARINE LINES CO LT	DB	7/27/2016	1M LIBOR +55BP	38,000	45,732	(2,536)
ZEDER INVESTMENTS LTD	DB	8/2/2016	1M LIBOR +75BP	(72,822)	(40,940)	(696)
MIRLE AUTOMATION	GS	7/1/2016	USD-LIBOR-BBA	54,850	41,136	7,179
ADIMMUNE CORp	GS	1/27/2016	USD-Federal Funds-H.15	(3,000)	(2,130)	(203)
ADVANCED INFORMATION TECH	GS	4/7/2016	USD-LIBOR-BBA	30,500	37,569	(15,487)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ADVANCED ONCOTHERAPY	GS	4/7/2016	USD-Federal Funds-H.15	(464,477)	(51,026)	$1,658
ADVENTURE INC	GS	9/16/2015	USD-Federal Funds-H.15	(1,200)	(60,011)	(7,443)
AECON GROUP INC	GS	1/27/2016	USD-Federal Funds-H.15	18,300	205,299	6,148
ALPHA NETWORKS INC	GS	9/9/2015	USD-LIBOR- BBA	62,100	42,490	(6,595)
ANGLO AMER. PLAT	GS	3/17/2016	USD-Federal Funds-Open	(1,702)	(53,583)	23,686
ARDENTEC CORP	GS	1/15/2016	USD-LIBOR- BBA	70,700	57,631	(3,832)
ASPEN PHARMACARE	GS	3/17/2016	USD-Federal Funds-Open	(481)	(17,585)	6,766
ATRESMEDIA CORP	GS	1/15/2016	USD-Federal Funds-H.15	(16,822)	(231,590)	15,053
AUSTRALIAN AGR CO	GS	6/1/2016	USD-Federal Funds-H.15	(16,465)	(14,580)	(3,075)
AUSTRALIAN PHARMA	GS	1/13/2016	USD-LIBOR- BBA	54,721	60,276	16,665
B2W- COMPANHIAGBL	GS	6/22/2016	USD-Federal Funds-Open	(8,700)	(70,508)	37,682
BANCO ESTADO RIO GRANDE	GS	6/22/2016	USD-LIBOR- BBA	73,700	235,253	(120,782)
BANGKOK EXPRESSWAY PUB-FO	GS	1/13/2016	USD-LIBOR- BBA	77,438	92,739	(14,360)
BHARAT PETROLEUM CORP LTD	GS	4/8/2016	USD-LIBOR- BBA	26,786	338,118	18,961
BIOPTIK TECHNOLOGY INC	GS	1/27/2016	USD-Federal Funds-H.15	(14,000)	(31,635)	643
BLOOMAGE BIOTECH	GS	7/1/2016	USD-Federal Funds-H.15	(108,000)	(25,641)	2,369
BOTA BIO CO LTD	GS	4/8/2016	USD-Federal Funds-H.15	(2,000)	(19,752)	1,683
CARNIVAL GROUP INTL	GS	6/1/2016	USD-Federal Funds-H.15	(250,000)	(31,290)	3,226
CELYAD	GS	3/17/2016	USD-Federal Funds-Open	(1,665)	(68,596)	2,913
CHAMBAL FERTILISERS & CHE	GS	1/13/2016	USD-LIBOR- BBA	7,458	7,916	(1,353)
CHANG WA COMMERCIAL	GS	6/1/2016	USD-Federal Funds-H.15	(213,000)	(102,458)	(8,217)
CHINA PETRCHEMICAL	GS	6/22/2016	USD-Federal Funds-H.15	(1,000)	(251)	(3)
CHINA SHIPPING CONTAINER	GS	4/8/2016	USD-Federal Funds-H.15	(1,472,000)	(558,820)	(31,875)
CIMB GROUP HLDINGS	GS	1/13/2016	USD-Federal Funds-H.15	(60,200)	(103,641)	39,230
CITIC RE	GS	1/27/2016	USD-Federal Funds-H.15	(196,000)	(34,697)	5,107
CMB CIE MARITIME	GS	1/27/2016	USD-LIBOR- BBA	(4,375)	(77,582)	35
CONTINENTAL GOLD LTD	GS	7/8/2016	USD-Federal Funds-Open	(27,700)	(53,230)	18,700
CORESTEM INC	GS	4/8/2016	USD-LIBOR- BBA	(5,000)	(90,057)	(8,180)
COSTAIN GROUP PLC	GS	3/17/2016	USD-Federal Funds-Open	1,364	7,717	212

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
DAESUNG INDUSTRIAL CO LTD	GS	4/8/2016	USD-Federal Funds-H.15	(4,709)	(15,510)	$(1,136)
DALATA HOTEL GROUP	GS	1/13/2016	USD-Federal Funds-H.15	(13,228)	(66,515)	566
DEEPAK FERTILISERS & PETR	GS	6/22/2016	USD-LIBOR- BBA	20,384	38,453	6,826
DENISON MINES CORP	GS	12/2/2015	USD-Federal Funds-Open	(16,000)	(8,210)	1,726
DEOLEO	GS	11/3/2015	USD-Federal Funds-H.15	(166,595)	(57,819)	1,773
DISHMAN PHARMACEUTICALS & CHEMICALS	GS	6/1/2016	USD-LIBOR- BBA	16,293	62,430	28,279
DO & CO AG	GS	1/13/2016	USD-Federal Funds-H.15	(260)	(23,682)	(800)
DONG WON FISHERIES	GS	6/1/2016	USD-LIBOR- BBA	(2,000)	(21,101)	3,734
DOOSAN ENGINE CO	GS	4/8/2016	USD-Federal Funds-H.15	(2,217)	(13,439)	2,091
ECONACH HOLDINGS	GS	9/9/2015	USD-Federal Funds-H.15	(61,000)	(34,565)	1,333
EDENRED	GS	1/13/2016	USD-LIBOR- BBA	(17,173)	(297,649)	(19,153)
EMLAK KONUT GAYRIMENKUL	GS	7/13/2016	USD-Federal Funds-Open	(255,777)	(287,862)	39,236
FAES FARMA SA	GS	7/13/2016	USD-LIBOR- BBA	37,506	101,812	(456)
FAUJI FERTILIZER CO LTD	GS	6/22/2016	USD-LIBOR- BBA	25,600	32,659	(2,207)
FCC EQUITY	GS	3/17/2016	USD-Federal Funds-Open	(33,860)	(284,533)	25,337
FEVERTREE DRINKS	GS	1/13/2016	USD-LIBOR- BBA	(10,442)	(68,004)	(1,573)
FLEXIUM INTERCONNEC	GS	1/27/2016	USD-LIBOR- BBA	5,000	14,484	(464)
FUBON GROUP CO LTD	GS	4/20/2016	USD-LIBOR- BBA	150,000	288,607	(45,563)
GENE TECHNO SCIENCE	GS	8/18/2016	USD-LIBOR- BBA	(3,300)	(67,458)	4,535
GENIUS ELECTRONIC	GS	1/13/2016	USD-Federal Funds-H.15	(16,000)	(46,539)	13,531
GENWORTH MTG INSUR	GS	6/1/2016	USD-LIBOR- BBA	115,794	208,857	13,160
GHCL LTD	GS	7/13/2016	USD-LIBOR- BBA	32,226	59,067	12,393
GIGASTORAGE CORP	GS	1/27/2016	USD-Federal Funds-H.15	(53,000)	(42,518)	1,047
GLOBAL LIGHTING TECHNOLOGY	GS	1/27/2016	USD-LIBOR- BBA	29,000	53,457	5,033
GNCO CO LTD	GS	4/8/2016	USD-Federal Funds-H.15	(20,855)	(25,012)	(1,511)
GRAPE KING INC	GS	8/18/2016	USD-LIBOR- BBA	2,000	11,214	(207)
GRUPO FINANCIERO IN	GS	6/22/2016	USD-Federal Funds-Open	(70,300)	(160,248)	18,809
HANJIN HEAVY	GS	1/13/2016	USD-Federal Funds-H.15	(13,203)	(64,600)	12,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
HEALTH & LIFE	GS	1/13/2016	USD-Federal Funds-H.15	(16,000)	(17,171)	$4,233
HEXAGON COMPOSITES	GS	1/15/2016	USD-LIBOR- BBA	(32,495)	(51,697)	1,460
HIGH TECH COMPUTER CORP	GS	6/1/2016	USD-Federal Funds-H.15	(40,000)	(57,418)	(39,123)
HYUNDAI HEAVY INDUSTRIES	GS	4/8/2016	USD-Federal Funds-H.15	(749)	(82,525)	19,982
HYUNDAI HEAVY INDUSTRIES	GS	4/20/2016	USD-LIBOR-BBA	(3,886)	(304,701)	(19,786)
IFCI LIMITED	GS	6/1/2016	USD-LIBOR-BBA	191,657	71,675	6,490
ILIAD	GS	4/7/2016	USD-LIBOR-BBA	(172)	(77,563)	1,924
INDIAN OIL CORP	GS	6/1/2016	USD-LIBOR-BBA	21,603	132,196	(39)
ITEQ CORP	GS	6/22/2016	USD-LIBOR-BBA	39,000	23,877	2,982
JOY CITY PROPERTY LTD	GS	4/8/2016	USD-LIBOR-BBA	(584,000)	(86,680)	(5,252)
JUBILANT LIFE SCIENCES LT	GS	4/8/2016	USD-LIBOR-BBA	16,183	48,823	52,604
KARNATAKA BANK LTD	GS	4/8/2016	USD-LIBOR-BBA	40,952	85,835	(5,178)
KGI SECURITIES THAILAND-F	GS	1/13/2016	USD-LIBOR-BBA	505,902	61,120	(13,044)
KINDOM CONSTRUCTION	GS	1/13/2016	USD-LIBOR-BBA	115,000	80,210	(15,506)
KINEPOLIS	GS	1/13/2016	USD-LIBOR-BBA	(1,727)	(68,326)	(3,660)
KLEPIERRE	GS	4/7/2016	USD-LIBOR-BBA	(7,373)	(328,185)	(22,933)
KTB SECURITIES	GS	7/1/2016	USD-Federal Funds-H.15	(29,250)	(61,166)	(4,255)
KTB SECURITIES	GS	4/8/2016	USD-LIBOR-BBA	(17,936)	(42,537)	2,420
LEAD DATA INC	GS	1/13/2016	USD-Federal Funds-H.15	(76,000)	(35,408)	17,999
LOPEZ HOLDINGS CORP	GS	6/1/2016	USD-LIBOR-BBA	370,700	51,749	1,932
MACA LIMITED	GS	1/15/2016	USD-LIBOR-BBA	25,682	17,754	(1,979)
MACRONIX INTL	GS	6/1/2016	USD-Federal Funds-H.15	(132,000)	(18,989)	(370)
MARUMITSU CO LTD	GS	4/8/2016	USD-Federal Funds-H.15	(51,300)	(88,138)	17,422
MERMAID MARINE AUSTRALIA	GS	6/1/2016	USD-LIBOR-BBA	31,368	11,135	(1,780)
MERMAID MARINE AUSTRALIA	GS	4/20/2016	USD-LIBOR-BBA	254,676	91,680	(15,722)
MONITISE PLC	GS	1/13/2016	USD-LIBOR-BBA	(822,585)	(36,108)	(390)
MOTECH INDUSTRIES	GS	4/8/2016	USD-Federal Funds-H.15	(71,000)	(84,988)	(7,678)
NAMYANG	GS	7/1/2016	USD-Federal Funds-H.15	(48)	(32,141)	(3,267)
NEWSAT LTD	GS	8/31/2016	USD-Federal Funds-H.15	(78,029)	(6,434)	62
NHN ENTERTAINMENT	GS	1/27/2016	USD-Federal Funds-H.15	(2,158)	(103,279)	(1,962)
NORTH MINING SHARES	GS	4/8/2016	USD-Federal Funds-H.15	(2,067,100)	(46,603)	24,199
NORTHAM PLATINUM	GS	3/17/2016	USD-Federal Funds-Open	(13,073)	(41,798)	13,074
OPHIR ENERGY PLC	GS	1/13/2016	USD-Federal Funds-H.15	(92,327)	(119,526)	(17,431)
ORASCOM DEVELOPMENT	GS	1/15/2016	USD-LIBOR-BBA	(5,135)	(63,092)	(4,385)
ORION HEALTH	GS	4/8/2016	USD-Federal Funds-H.15	(12,095)	(25,415)	(4,356)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
OUTOKUMPU OYJ	GS	7/13/2016	USD-Federal Funds-Open	(61,831)	(253,066)	$41,920
PAINTED PONY PETROLEUMES	GS	12/2/2015	USD-Federal Funds-Open	(7,100)	(47,181)	22,966
PAKISTAN OILFIELDS LTD	GS	4/8/2016	USD-LIBOR-BBA	18,200	67,171	(12,150)
PAKISTAN TELECOM CO LTD	GS	4/7/2016	USD-LIBOR- BBA	243,500	55,376	(14,735)
PALADIN ENERGY LIMITED	GS	11/3/2015	USD-Federal Funds-H.15	(3,006)	(899)	376
PAX GLOBAL TECHNOLOGY LTD	GS	1/27/2016	USD-Federal Funds-H.15	(78,000)	(103,687)	1,231
PERENNIAL REALESTATE	GS	3/10/2016	USD-Federal Funds-H.15	(16,100)	(12,408)	1,049
PHYTOHEALTH CORP	GS	11/3/2015	USD-Federal Funds-H.15	(29,000)	(27,755)	2,612
PINGUELY—HAULOTTE	GS	1/13/2016	USD-Federal Funds-H.15	(4,863)	(70,836)	1,642
POSCO PANTEC CO LTD	GS	6/22/2016	USD-Federal Funds-H.15	(6,549)	(7,835)	(3,367)
POWER FINANCE CORP	GS	1/13/2016	USD-LIBOR- BBA	58,592	240,866	(25,848)
PRIME MEDIA GROUP LTD	GS	1/27/2016	USD-LIBOR- BBA	21,074	15,647	(7,983)
REMIXPOINT CO LTD	GS	4/8/2016	USD-LIBOR- BBA	(10,500)	(25,144)	(3,457)
REMY COINTREAU	GS	1/13/2016	USD-Federal Funds-H.15	(3,938)	(253,680)	(21,662)
RIOCAN REAL ESTATE	GS	12/2/2015	USD-Federal Funds-Open	(11,100)	(224,438)	7,992
SAMSUNG TECHWIN CO	GS	1/27/2016	USD-Federal Funds-H.15	(1,498)	(74,030)	609
SAPPHIRE TECHNOLOGY	GS	11/24/2015	USD-Federal Funds-H.15	(1,025)	(11,922)	998
SECURE ENERGY SERVICES	GS	12/2/2015	USD-Federal Funds-Open	(28,200)	(295,882)	108,489
SEEGENE INCS	GS	7/13/2016	USD-Federal Funds-H.15	(427)	(22,309)	(0)
SEOUL SECURITIES CO	GS	1/13/2016	USD-Federal Funds-H.15	(20,464)	(81,724)	31,466
SIGMA	GS	1/27/2016	USD-Federal Funds-H.15	45,238	23,429	3,556
SIGURD MICROELECTRONICS	GS	6/22/2016	USD-LIBOR- BBA	95,000	64,315	(349)
SIIC ENVIRONMENT HOLDINGS	GS	6/22/2016	USD-Federal Funds-H.15	(56,100)	(33,863)	(121)
SINO-AMERICAN	GS	1/15/2016	USD-Federal Funds-H.15	(1,375)	(3,843)	495
SKYCITY ENTERTAINMENT	GS	9/9/2015	USD-LIBOR- BBA	30,409	115,816	6,608
SOUTH32 LTD	GS	1/13/2016	USD-LIBOR- BBA	(327,412)	(249,877)	6,771
STANLEY GIBBONS GRP	GS	1/13/2016	USD-LIBOR- BBA	(42,856)	(75,219)	4,988
STCUBE	GS	1/27/2016	USD-Federal Funds-H.15	(6,366)	(18,171)	415
SUNCORE INC	GS	4/8/2016	USD-Federal Funds-H.15	(7,004)	(30,150)	(3,945)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date		Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
SUNREX TECHNOLOGY CORPES	GS	4/20/2016		USD-LIBOR-BBA	164,000	80,546	$(6,929)
SWISSQUOTE GROUP HOLD	GS	11/3/2015		USD-Federal Funds-H.15	(3,287)	(75,248)	(4,134)
SYNTEC CONSTRUCTION PCL-F	GS	6/22/2016		USD-LIBOR-BBA	322,400	25,606	1,588
TAIFLEX SCIENTIFIC CO LTD	GS	9/9/2015		USD-LIBOR-BBA	29,000	32,510	2,709
TAIWAN PCB EQUITY	GS	7/1/2016		USD-LIBOR-BBA	55,000	66,006	8,686
THIN FILM ELECTRONIC	GS	4/7/2016		USD-LIBOR-BBA	(153,294)	(58,136)	(14,228)
TOBII AB—W/I	GS	1/13/2016		USD-Federal Funds-H.15	(9,714)	(77,447)	(2,298)
TONG YANG SECURITIES	GS	9/16/2015		USD-Federal Funds-H.15	(10,745)	(59,338)	21,686
VIRBAC EQUITY	GS	1/15/2016		USD-LIBOR-BBA	(299)	(67,352)	7,543
VOSTOK NEW VENTURES	GS	7/13/2016		USD-Federal Funds-H.15	(10,211)	(62,082)	(3,416)
WHA CORP PCL-FOREIGNES	GS	9/9/2015		USD-Federal Funds-H.15	(290,500)	(32,045)	5,775
WUXI LITTLE SWAN CO-B	GS	4/7/2016		USD-LIBOR-BBA	30,900	56,079	12,773
WYNN MACAU LTDES	GS	6/22/2016		USD-Federal Funds-H.15	(146,800)	(216,257)	13,201
YUNGSHIN GLOBAL	GS	1/15/2016		USD-LIBOR-BBA	7,980	12,457	(816)
ZOOMLION HOLDINGS	GS	8/31/2016		USD-Federal Funds-H.15	(89,600)	(34,316)	(21)
GRANA Y MONTERO SA	MS	8/16/2016		1M LIBOR	(4,600)	(18,722)	(184)
1 800 FLOWERS COM CL A	MS	8/16/2016		1M LIBOR	(11,100)	(106,449)	(3,774)
3I GROUP PLC	MS	10/24/2016		SONIA-1D	25,700	192,847	5,748
ABAXIS INC COM	MS	8/16/2016		1M LIBOR	(2,600)	(110,618)	(19,928)
ABERDEEN ASSET MANAGEMENT PLC	MS	10/24/2016		SONIA-1D	(29,100)	(155,380)	(232)
ABERTIS INFRAESTRUCTURAS S.A.	MS	10/24/2016		EONIA-1D	(1,190)	(19,688)	(97)
ABX AIR INC	MS	8/15/2016		1M LIBOR	3,300	31,152	1,155
ACACIA RESEARCH CORPORATION	MS	8/16/2016		1M LIBOR	(7,100)	(68,444)	21,158
ACCO BRANDS	MS	8/15/2016		1M LIBOR	19,100	154,493	(356)
ACCURAY INC	MS	8/16/2016		1M LIBOR	(15,600)	(82,368)	(22,152)
ACCURIDE CORP	MS	8/15/2016		1M LIBOR	11,700	37,323	(4,329)
ADANI POWER Nov15	MS	11/26/2015	†		(12)	(111,877)	(4,368)
ADRO ENERGY PT	MS	9/13/2016		FEDEF-1D	1,690,600	69,073	4,134
ADVA AG OPTICAL NETWORKING	MS	10/24/2016		EONIA-1D	—	—	(7,707)
ADVANCED ENERGY INDS COM	MS	8/15/2016		1M LIBOR	4,200	116,424	2,352
ADVANTAGE OIL & GAS LTD	MS	8/15/2016		1M LIBOR	9,100	56,329	(5,642)
AEGERION PHARM	MS	8/16/2016		1M LIBOR	(3,400)	(49,980)	68
AEGION CORP CL A	MS	8/15/2016		1M LIBOR	5,100	96,186	2,193
AFFYMETRIX INC.	MS	8/15/2016		1M LIBOR	12,400	107,508	6,572
AGF MANAGEMENT LTD- CL	MS	11/3/2016		FEDEF-1D	22,800	104,480	(9,799)
AGFA—GEVAERT NV	MS	10/24/2016		EONIA-1D	199,713	743,868	107,460
AKTIESELSKABET SCHOUW & CO.	MS	10/24/2016		CIBOR-1W	7,230	401,039	(22,398)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ALAMO GROUP INC COM	MS	8/16/2016	1M LIBOR	(1,800)	(81,904)	$(2,552)
ALIOR BANK SAES	MS	10/13/2016	FEDEF-1D	(1,098)	(25,856)	2,721
ALLIANCE HEALTHCARE SERVICES	MS	8/15/2016	1M LIBOR	3,000	30,510	(5,130)
ALLIED MINDS PLC	MS	10/24/2016	SONIA-1D	(57,603)	(377,510)	(41,314)
ALLOT COMMUNICATIONS LTD	MS	8/16/2016	1M LIBOR	(20,000)	(113,600)	2,400
ALMOST FAMILY INC	MS	8/15/2016	1M LIBOR	3,600	145,044	3,924
ALPHA AND OMEGA SEMICONDUCTORS	MS	8/16/2016	1M LIBOR	(22,100)	(194,259)	(1,989)
ALSTOM	MS	10/24/2016	EONIA-1D	(9,160)	(282,218)	(16,731)
ALTRA HOLDINGS INC	MS	8/16/2016	1M LIBOR	(5,000)	(127,300)	(5,000)
ALTRI SGPS SA	MS	10/24/2016	EONIA-1D	71,956	335,129	5,410
AMBER RD INC COM	MS	8/16/2016	1M LIBOR	(14,400)	(67,824)	9,936
AMBU A/S-B	MS	10/24/2016	CIBOR-1W	(16,910)	(503,913)	44,903
AMERICAN REPROGRAPHICS CO	MS	8/15/2016	1M LIBOR	4,500	28,080	(90)
AMERICAN RESIDENTIAL	MS	8/16/2016	1M LIBOR	(9,500)	(163,768)	6,353
AMERICAN SCIENCE AND ENGINEERING	MS	8/16/2016	1M LIBOR	(4,400)	(168,036)	3,124
AMG ADVANCED METALLURGICAL GROUP N.V.	MS	10/24/2016	EONIA-1D	35,660	281,320	12,969
AMN HEALTHCARE SERVICES	MS	8/15/2016	1M LIBOR	4,400	132,220	(7,392)
AMSURG CORP	MS	8/15/2016	1M LIBOR	1,200	86,703	(2,595)
ANGIE’S LIST INC	MS	8/16/2016	1M LIBOR	(9,500)	(54,910)	(18,525)
AO WORLD PLC	MS	10/24/2016	SONIA-1D	(23,219)	(57,122)	394
APOLLO RESIDENTIAL MORTGAGE	MS	8/15/2016	1M LIBOR	2,900	38,657	(1,334)
APPLIED MICRO CIRCUITS CO	MS	8/16/2016	1M LIBOR	(16,300)	(100,408)	(5,216)
ARBOR RLTY TR INC COM	MS	8/15/2016	1M LIBOR	14,200	91,874	(3,124)
ARCADIS NV	MS	10/24/2016	EONIA-1D	(11,610)	(298,170)	4,982
ARCAM AB.	MS	10/24/2016	STIBO-1W	(20,559)	(413,187)	26,502
ARCTIC CAT INC.	MS	8/16/2016	1M LIBOR	(4,600)	(99,575)	5,091
ARLINGTON ASSET INVT CORP	MS	8/16/2016	1M LIBOR	(7,400)	(113,960)	11,470
AROUNDTOWN PROPERTY HOLDINGS PLC	MS	10/24/2016	EONIA-1D	11,534	48,348	1,656
ARPIDA	MS	10/24/2016	TOIS-1D	(462,698)	(549,115)	(22,031)
ASCOM HOLDING AG	MS	10/24/2016	TOIS-1D	17,388	318,433	11,435
ASML HOLDING N.V.	MS	10/24/2016	EONIA-1D	(420)	(38,978)	(125)
ASSOCIATED BRITISH FOODS	MS	9/13/2017	FEDEF-1D	(7,083)	(345,734)	(32,233)
AURELIUS AG	MS	10/24/2016	EONIA-1D	12,960	577,892	800
AUSTEVOLL SEAFOOD ASA	MS	10/24/2016	NIBOR-1W	52,172	302,922	18,126
AUSTRALIAN AGR CO	MS	9/13/2017	FEDEF-1D	(25,158)	(27,243)	269
AUSTRALIAN AGR CO	MS	10/17/2016	LIBOR-1M	(67,788)	(61,897)	(10,783)
AUSTRALIAN PHARMA	MS	9/13/2017	FEDEF-1D	83,750	93,085	24,659
AUTO TRADER GROUP PLC	MS	10/24/2016	SONIA-1D	14,500	83,644	3,355
AUTOSTRADA TORINO MILANO SPA	MS	10/24/2016	EONIA-1D	31,405	421,244	346
AVID TECHSWAP	MS	8/16/2016	1M LIBOR	(15,600)	(132,288)	468
AVISTA INC	MS	10/13/2016	FEDEF-1D	(1,000)	(3,661)	(591)
BADGER METER INC COM	MS	8/16/2016	1M LIBOR	(3,000)	(183,510)	1,770
BAKKAFROST P/F	MS	10/24/2016	NIBOR-1W	2,551	81,571	449
BALFOUR BEATTY PLC	MS	10/24/2016	SONIA-1D	(43,200)	(166,771)	725
BALFOUR BEATTY PLC	MS	8/11/2016	FEDEF-1D	(48,549)	(194,936)	8,076
BANCA CARIGE SPA	MS	10/24/2016	EONIA-1D	(197,700)	(349,150)	(11,965)
BANCA MONTE DEI PASCHI DI SIENA S.P.A.	MS	10/24/2016	EONIA-1D	(100,800)	(180,459)	(4,991)
BANCO DO BRASIL ES	MS	10/13/2016	LIBOR-1M	80,300	350,168	(18,150)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
BANCO LATINO AMERICANO DE	MS	8/15/2016	1M LIBOR	4,500	113,521	$8,114
BANCO PINE SA—PREF SHAR	MS	10/13/2016	LIBOR-1M	3,600	3,957	(229)
BANK MUTUAL CORP NEW COM	MS	8/16/2016	1M LIBOR	(6,400)	(45,641)	(695)
BANK PEMBANGUNAN	MS	9/13/2016	FEDEF-1D	703,100	46,095	(7,312)
BANNER CORPORATION	MS	8/15/2016	1M LIBOR	3,000	147,180	30
BARCO NV	MS	10/24/2016	EONIA-1D	9,213	593,582	12,237
BARRACUDA NETWORKS INC CO	MS	8/16/2016	1M LIBOR	(6,200)	(118,099)	(817)
BARRY CALLEBAUT AG	MS	10/24/2016	TOIS-1D	(425)	(487,201)	(23,221)
BASILEA PHARMACEUTICA AG	MS	10/24/2016	TOIS-1D	(1,650)	(172,151)	699
BASSETT FURNITURE INC	MS	8/15/2016	1M LIBOR	4,100	131,159	(123)
BAYERISCHE MOTOREN WERKE AG	MS	10/24/2016	EONIA-1D	(8,170)	(784,635)	(54,658)
BBA AVIATION PLC	MS	10/24/2016	SONIA-1D	(107,700)	(320,779)	3,995
BEAZLEY PLC	MS	9/13/2017	FEDEF-1D	37,675	199,882	11,693
BENCHMARK ELECTRONICS INC	MS	8/15/2016	1M LIBOR	3,400	78,336	(11,084)
BENI STABILI SPA SIIQ	MS	10/24/2016	EONIA-1D	(214,000)	(169,660)	(6,711)
BERKSHIRE HILLS BANCORP I	MS	8/15/2016	1M LIBOR	4,100	114,267	2,993
BIESSE SPA	MS	10/24/2016	EONIA-1D	24,872	406,262	2,068
BILIA AB	MS	10/24/2016	STIBO-1W	19,013	381,002	17,825
BILLABONG INTL	MS	9/13/2017	FEDEF-1D	(61,586)	(34,344)	2,203
BINCKBANK NV	MS	10/24/2016	EONIA-1D	22,300	198,994	(2,151)
BIODELIVERY SCIENCES INTERNATIONAL	MS	8/16/2016	1M LIBOR	(3,100)	(19,561)	2,883
BIOSCRIP INCORPORATED	MS	8/16/2016	1M LIBOR	(17,500)	(31,325)	(3,150)
BIRD CONSTRUCTION	MS	9/13/2016	FEDEF-1D	11,700	111,599	6,272
BLACK BOX NETWORK SERVICE	MS	8/15/2016	1M LIBOR	7,300	115,705	(26,572)
BLOUNT INTERNATIONAL INC	MS	8/16/2016	1M LIBOR	(21,100)	(135,884)	7,807
BOBST GROUP SA	MS	10/24/2016	TOIS-1D	4,260	182,107	(1,724)
BOINGO WIRELESS INC COM	MS	8/16/2016	1M LIBOR	(15,200)	(119,928)	2,432
BONANZA CREEK ENERGY INC	MS	8/16/2016	1M LIBOR	(14,000)	(97,860)	18,200
BOOT BARN HLDGS INC COM	MS	8/16/2016	1M LIBOR	(5,600)	(80,594)	(3,406)
BOSTON PRIVATE FINANCIAL	MS	8/15/2016	1M LIBOR	10,300	123,394	(5,356)
BOTA BIO CO LTD	MS	9/13/2017	FEDEF-1D	(6,166)	(60,893)	5,146
BOULDER BRANDS INC COM	MS	8/16/2016	1M LIBOR	(15,100)	(135,447)	1,661
BOVIS HOMES GROUP PLC	MS	10/24/2016	SONIA-1D	1,780	28,114	27
BRAMMER PLC	MS	10/24/2016	SONIA-1D	(25,616)	(93,343)	2,371
BRAMMER PLC	MS	10/22/2015	SONIA-1D	—	—	(2,561)
BRASKEM SA	MS	10/13/2016	LIBOR-1M	56,700	226,012	93,719
BRE BANK SWAP	MS	10/13/2016	FEDEF-1D	(735)	(95,958)	26,760
BRITVIC PLC	MS	10/24/2016	SONIA-1D	7,000	74,714	756
BROOKLINE BANCORP INC DEL	MS	8/15/2016	1M LIBOR	11,000	116,710	8,140
BSQUARE CORP COM NEW	MS	8/15/2016	1M LIBOR	15,300	114,597	51,867
BURU ENERGY LTD	MS	9/13/2017	FEDEF-1D	(61,762)	(44,726)	31,351
BYGGMAX GROUP AB	MS	10/24/2016	STIBO-1W	87,019	796,574	(90,396)
CABLE & WIRELESS COMMUNICATIONS PLC	MS	10/24/2016	SONIA-1D	(250,300)	(252,199)	(31,944)
CABOT MICROELECTRONICS CO	MS	8/15/2016	1M LIBOR	2,000	83,151	1,189
CALAMP CORP	MS	8/16/2016	1M LIBOR	(4,700)	(91,321)	2,209
CALAVO GROWERS INC	MS	8/15/2016	1M LIBOR	3,500	166,168	13,767
CAMBREX CORPORATION	MS	8/15/2016	1M LIBOR	4,000	175,560	8,320
CANACCORD CAPITAL	MS	9/13/2016	FEDEF-1D	25,500	104,025	(5,153)
CAPITAL BANK FINANCIAL CO	MS	8/16/2016	1M LIBOR	(4,500)	(141,795)	(3,555)
CAPITAL CITY BK GROUP INC	MS	8/16/2016	1M LIBOR	(5,000)	(76,241)	(959)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
CAPITAL STAGE AG	MS	10/24/2016	EONIA-1D	(76,449)	(744,468)	$2,944
CARDINAL FINL CORP COM	MS	8/15/2016	1M LIBOR	6,300	148,239	(5,040)
CARDIOVASCULAR SYS INC DE	MS	8/16/2016	1M LIBOR	(7,900)	(111,234)	3,004
CARMIKE CINEMAS INC COM	MS	8/16/2016	1M LIBOR	(5,700)	(137,142)	(8,835)
CARRIAGE SERVICES INC	MS	8/16/2016	1M LIBOR	(3,600)	(78,084)	648
CARROLS RESTAURANT GROUP	MS	8/15/2016	1M LIBOR	7,000	88,066	(5,746)
CASUAL MALE RETAIL GROUP	MS	8/16/2016	1M LIBOR	(20,100)	(117,987)	603
CELLNEX TELECOM SAU	MS	10/13/2016	LIBOR-1M	(17,879)	(317,868)	6,735
CENTRAL GARDEN & PET	MS	8/15/2016	1M LIBOR	10,100	178,568	(8,080)
CENTURY BANCORP INC	MS	8/15/2016	1M LIBOR	1,300	53,911	3,874
CERUS CORPORATION	MS	8/16/2016	1M LIBOR	(16,700)	(76,486)	(3,173)
CHANG WA COMMERCIAL	MS	9/13/2016	FEDEF-1D	(52,000)	(24,500)	(2,574)
CHARLES RIVER CORPORATION	MS	8/15/2016	1M LIBOR	5,300	118,985	5,035
CHEFS WAREHOUSE HOLDINGS	MS	8/16/2016	1M LIBOR	(7,000)	(100,940)	(5,110)
CHEIL COMMUNICATIONS	MS	11/1/2017	FEDEF-1D	(1,111)	(24,391)	4,887
CHEMRING GROUP PLC	MS	7/18/2016	FEDEF-1D	(29,408)	(82,845)	4,721
CHESAPEAKE UTILITIES CORP	MS	8/15/2016	1M LIBOR	2,050	109,409	(2,378)
CHINA DISTANCE ADR	MS	8/16/2016	1M LIBOR	(8,200)	(110,208)	(9,512)
CHINA OCEAN RESOURCE	MS	11/1/2017	FEDEF-1D	(1,033)	(2,921)	(1,154)
CHIPMOS TECHNOLOGIES LTD	MS	8/15/2016	1M LIBOR	3,300	55,737	2,772
CIBER INC	MS	8/15/2016	1M LIBOR	11,200	39,872	112
CIMB GROUP HLDINGS	MS	11/3/2016	FEDEF-1D	(15,500)	(15,710)	(922)
CIRCOR INTL INC COM	MS	8/16/2016	1M LIBOR	(2,800)	(130,004)	1,428
CITIZEN & NORTHERN	MS	8/16/2016	1M LIBOR	(2,900)	(58,348)	899
CITY HLDG CO COM	MS	8/16/2016	1M LIBOR	(2,200)	(108,636)	3,410
CIVEO CORP COM	MS	8/15/2016	1M LIBOR	33,000	65,670	(4,290)
CLARKSON PLC	MS	10/24/2016	SONIA-1D	(2,524)	(94,038)	(563)
CLINICAL MICRO SENSORS I	MS	8/16/2016	1M LIBOR	(14,200)	(126,948)	36,636
CLOETTA AB.	MS	10/24/2016	STIBO-1W	221,323	632,844	28,530
CNH INDUSTRIAL NV	MS	10/24/2016	EONIA-1D	(110,800)	(707,739)	(42,062)
CNINSURE INC SPONSORED ADR	MS	8/15/2016	1M LIBOR	16,100	141,358	4,991
COEUR MNG INC COM NEW	MS	8/15/2016	1M LIBOR	24,300	70,713	(5,103)
COHU INC COM	MS	8/15/2016	1M LIBOR	11,300	116,955	25,312
COLOPLAST A/S	MS	10/24/2016	CIBOR-1W	(10,390)	(726,838)	(19,006)
COLUMBUS MCKINNON CORP	MS	8/15/2016	1M LIBOR	5,700	112,404	(5,871)
COMFORT SYS USA INC COM	MS	8/15/2016	1M LIBOR	6,400	192,192	12,160
COMPUTER PROGRAMS	MS	8/16/2016	1M LIBOR	(2,500)	(111,050)	16,025
COMTECH TELECOMMUNICATION	MS	8/15/2016	1M LIBOR	3,900	90,129	4,095
CONSTANT CONTACT INC	MS	8/15/2016	1M LIBOR	3,100	78,120	2,790
CONTANGO OIL & GAS COMPANY	MS	8/16/2016	1M LIBOR	(9,700)	(91,859)	17,654
CONTROL4 CORP SWAP	MS	8/16/2016	1M LIBOR	(16,900)	(149,903)	39,377
CORESTEM INC	MS	10/13/2016	LIBOR-1M	(4,676)	(86,909)	(5,031)
COUNTRYWIDE PLC	MS	10/24/2016	SONIA-1D	(5,000)	(37,318)	1,458
COUNTRYWIDE PLC	MS	10/11/2017	FEDEF-1D	(11,518)	(88,605)	5,884
CRAFT BREW ALLIANCE INC	MS	8/16/2016	1M LIBOR	(13,300)	(106,400)	4,522
CRAWFORD & CO CL B	MS	8/16/2016	1M LIBOR	(9,400)	(57,716)	1,316
CSR LIMITED	MS	9/13/2017	LIBOR-1M	138,775	342,603	(69,655)
CUI GLOBAL INC	MS	8/16/2016	1M LIBOR	(28,200)	(182,736)	6,204
CULP INC	MS	8/15/2016	1M LIBOR	4,100	123,615	(574)
CVS GROUP PLC	MS	10/24/2016	SONIA-1D	41,467	430,560	8,517
DAESUNG INDUSTRIAL CO LTD	MS	11/1/2017	FEDEF-1D	(1,712)	(5,728)	(328)
DART GROUP PLC	MS	10/24/2016	SONIA-1D	631	4,613	(7)
DATALINK CORP	MS	8/15/2016	1M LIBOR	3,900	25,311	3,159
DATAWATCH CORPORATION	MS	8/16/2016	1M LIBOR	(19,600)	(111,720)	4,704
DBH DEUTSCHE BETEILIGUNGS- HOLDING AG	MS	10/24/2016	EONIA-1D	6,474	178,448	6,944

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
DBV TECHNOLOGIES SA	MS	10/24/2016	EONIA-1D	(3,320)	(211,408)	$(18,266)
DELTA APPAREL INC COM	MS	8/15/2016	1M LIBOR	7,600	132,772	(7,904)
DELTIC TIMBER CORP	MS	8/16/2016	1M LIBOR	(2,400)	(152,088)	3,384
DENNY’S CORPORATION	MS	8/15/2016	1M LIBOR	9,700	109,416	(3,104)
DERMA SCIENCES INC	MS	8/16/2016	1M LIBOR	(12,100)	(63,525)	3,146
DERWENT LONDON PLC	MS	10/24/2016	SONIA-1D	5,756	329,287	16,543
DEUTSCHE ANNINGTON IMMOBILIEN SE	MS	10/24/2016	EONIA-1D	(20,060)	(591,557)	(78,138)
DIALIGHT PLC	MS	10/24/2016	SONIA-1D	(3,375)	(34,773)	6,247
DIALOG SEMICONDUCTOR PLC	MS	10/24/2016	EONIA-1D	12,205	493,844	(46,055)
DIASORIN SPA	MS	10/24/2016	EONIA-1D	6,100	262,109	11,344
DIOS FASTIGHETER AB	MS	10/24/2016	STIBO-1W	62,592	437,336	22,934
DOUGLAS DYNAMICS LLC	MS	8/15/2016	1M LIBOR	5,600	121,829	1,035
DUCOMMUN INCORPORATED	MS	8/15/2016	1M LIBOR	2,300	48,852	920
DYNAMIC MATERIALS	MS	8/16/2016	1M LIBOR	(9,600)	(103,392)	34,944
EBRO FOODS SA	MS	10/24/2016	EONIA-1D	1,000	19,790	(798)
EDAP TMS S A SPONSORED ADR	MS	8/15/2016	1M LIBOR	9,000	39,510	3,330
EDENRED S.A.	MS	10/24/2016	EONIA-1D	(22,100)	(400,633)	(6,081)
EDGEWATER TECHNOLOGY INC	MS	8/15/2016	1M LIBOR	6,100	44,896	3,538
EGAIN COMMUNICATIONS CORP	MS	8/16/2016	1M LIBOR	(13,700)	(55,622)	(7,124)
EMIS GROUP PLC	MS	10/24/2016	SONIA-1D	10,597	175,707	(327)
ENCORE WIRE CORP	MS	8/15/2016	1M LIBOR	2,800	104,104	15,652
ENDEAVOUR MINING CORP	MS	9/16/2017	FEDEF-1D	213,000	92,925	17,843
ENDOLOGIX INC	MS	8/16/2016	1M LIBOR	(9,500)	(126,350)	45,220
ENGILITY HOLDINGS INC	MS	8/15/2016	1M LIBOR	2,400	70,512	6,744
ENGRO CORPORATION LTD ES	MS	10/12/2016	FEDEF-1D	20,100	58,575	380
ENGRO FERTILIZERSES	MS	10/12/2016	FEDEF-1D	34,000	29,176	1,045
ENNIS INC COM	MS	8/15/2016	1M LIBOR	6,000	112,928	7,252
ENOVA INTL INC COM	MS	8/16/2016	1M LIBOR	(6,200)	(77,128)	(3,472)
ENPHASE ENERGY INC COM	MS	8/16/2016	1M LIBOR	(17,300)	(87,884)	25,604
ENTERCOM COMMUNICATIONS	MS	8/15/2016	1M LIBOR	13,600	150,960	(816)
ENZO BIOCHEM INC	MS	8/15/2016	1M LIBOR	19,100	71,243	(191)
ENZYMOTEC LTD SHS	MS	8/15/2016	1M LIBOR	4,000	33,880	3,360
ERG SPA	MS	10/24/2016	EONIA-1D	54,600	777,424	(1,802)
ETABLISSEMENTS MAUREL ET PROM	MS	10/24/2016	EONIA-1D	17,600	72,003	(8,502)
ETHAN ALLEN INTERIORS INC	MS	8/16/2016	1M LIBOR	(2,800)	(79,212)	3,024
EULER HERMES GROUP SA	MS	10/24/2016	EONIA-1D	319	30,175	(251)
EUSKALTEL S.A	MS	10/24/2016	EONIA-1D	50,708	579,193	(10,069)
EVOLVING SYS INC COM NEW	MS	8/16/2016	1M LIBOR	(6,700)	(41,071)	2,680
EVS BROADCAST EQUIPMENT SA	MS	10/24/2016	EONIA-1D	(608)	(16,812)	(937)
EXAR CORPORATION	MS	8/16/2016	1M LIBOR	(12,600)	(78,624)	6,930
EXTREME NETWORKS INC COM	MS	8/15/2016	1M LIBOR	40,400	144,228	808
FABRINET	MS	8/15/2016	1M LIBOR	5,400	111,887	5,131
FALCK RENEWABLES SPA	MS	10/24/2016	EONIA-1D	242,455	304,135	(267)
FAMOUS DAVES	MS	8/16/2016	1M LIBOR	(9,600)	(115,008)	4,512
FARO TECHNOLOGIES INC	MS	8/16/2016	1M LIBOR	(4,000)	(147,760)	12,600
FAUJI FERTILIZER CO	MS	10/12/2016	FEDEF-1D	300	399	(42)
FBD HOLDINGS PLC	MS	9/13/2017	LIBOR-1M	(9,987)	(68,107)	(8,438)
FBR & CO.	MS	8/16/2016	1M LIBOR	(2,900)	(60,320)	2,958
FCC EQUITY	MS	9/15/2017	FEDEF-1D	(1,602)	(11,822)	(439)
FEDERAL SIGNAL CORPORATION	MS	8/15/2016	1M LIBOR	7,400	109,890	1,554
FEDERATED NATIONAL HLDG C	MS	8/15/2016	1M LIBOR	3,000	83,700	8,655
FFC JORDAN FERTILIZE	MS	10/12/2016	FEDEF-1D	78,000	41,469	1,542
FIFTH STR SR FLOATNG RATE	MS	8/16/2016	1M LIBOR	(9,900)	(89,496)	4,851
FINANCIAL INSTITUTIONS	MS	8/15/2016	1M LIBOR	3,000	75,690	2,670

Company Reference	Counterparty	Termination Date		Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
FINGERPRINT CARDS AB	MS	10/24/2016		STIBO-1W	(2,100)	(83,918)	$(19,441)
FIRST BUSEY CORPORATION	MS	8/15/2016		1M LIBOR	5,967	118,564	5,967
FIRST DEFIANCE FINL CORP	MS	8/15/2016		1M LIBOR	3,000	109,650	5,250
FIRST INTERNET BANCORP CO	MS	8/15/2016		1M LIBOR	2,300	72,220	(1,541)
FIRST LONG IS CORP COM	MS	8/15/2016		1M LIBOR	2,300	64,038	(167)
FIRST MERCHANTS CORPORATION	MS	8/15/2016		1M LIBOR	5,200	137,748	(1,352)
FLUIDIGM CORP DEL COM	MS	8/16/2016		1M LIBOR	(11,300)	(106,220)	(15,933)
FLY LEASING LIMITED	MS	8/16/2016		1M LIBOR	(4,700)	(63,967)	1,974
FORESTAR GROUP INC COM	MS	8/16/2016		1M LIBOR	(8,900)	(126,380)	445
FORMFACTOR INC	MS	8/15/2016		1M LIBOR	19,200	136,704	21,504
FOX FACTORY HOLDINGS	MS	8/16/2016		1M LIBOR	(9,800)	(170,618)	(3,332)
FRED’S INC-CLASS A	MS	8/16/2016		1M LIBOR	(10,200)	(139,128)	(1,938)
FREIGHTCAR AMERICA INC	MS	8/15/2016		1M LIBOR	1,400	28,644	(3,192)
FRESH MKT INC COM	MS	8/16/2016		1M LIBOR	(3,700)	(91,390)	(814)
FRESNILLO PLC	MS	10/24/2016		SONIA-1D	(47,854)	(543,330)	4,517
FRESNILLO PLC	MS	3/28/2016		FEDEF-1D	(24,306)	(233,355)	(40,692)
GALAPAGOS N.V.	MS	10/24/2016		EONIA-1D	(16,140)	(800,605)	19,180
GAMESA CORPORACION TECNOLOGICA SA	MS	10/24/2016		EONIA-1D	20,701	308,419	20,102
GEM DIAMONDS LTD	MS	9/13/2016		FEDEF-1D	51,931	104,067	(24,662)
GEMALTO N.V.	MS	10/24/2016		EONIA-1D	(5,230)	(353,232)	24,918
GENERAL FINANCE CORPORATION	MS	8/16/2016		1M LIBOR	(28,800)	(123,840)	18,720
GENFIT	MS	10/24/2016		EONIA-1D	(4,470)	(179,282)	(21,789)
GENMAB A/S	MS	10/24/2016		CIBOR-1W	(2,320)	(217,845)	(11,123)
GENOMIC HEALTH INC	MS	8/16/2016		1M LIBOR	(1,500)	(32,895)	1,515
GEOSPACE TECHNOLOGIES CORP	MS	8/16/2016		1M LIBOR	(2,200)	(33,462)	(330)
GERRESHEIMER AG	MS	10/24/2016		EONIA-1D	9,876	749,936	21,299
GIBRALTAR INDUSTRIES INC	MS	8/15/2016		1M LIBOR	6,100	117,527	36,925
GLOBAL EAGLE ENTERTAINMENT	MS	8/16/2016		1M LIBOR	(7,900)	(101,357)	(3,871)
GMR Infrastructure Nov15	MS	11/26/2015	†		(6)	(48,033)	764
GRAND CITY PROPERTIES S.A.	MS	10/24/2016		EONIA-1D	(18,430)	(363,370)	(4,905)
GRANITE OIL CORP	MS	10/13/2016		LIBOR-1M	19,500	104,757	6,828
GREAT PORTLAND ESTATES PLC	MS	10/24/2016		SONIA-1D	4,670	61,190	2,881
GREATBATCH INC	MS	8/15/2016		1M LIBOR	3,000	157,560	2,790
GSI GROUP INC	MS	8/15/2016		1M LIBOR	6,300	84,357	756
GUERBET	MS	10/12/2016		FEDEF-1D	1,441	100,451	(2,401)
GUERBET GROUP	MS	10/24/2016		EONIA-1D	4,215	275,124	11,039
GURIT HOLDING AG	MS	10/24/2016		TOIS-1D	543	303,269	1,099
GVC HOLDINGS FS	MS	11/1/2017		FEDEF-1D	17,385	108,923	859
GW PHARMACEUTICALS PLC	MS	10/24/2016		SONIA-1D	(40,700)	(304,305)	32,486
H & E EQUIPMENT SERVICES	MS	8/16/2016		1M LIBOR	(4,200)	(81,564)	462
H & M HENNES & MAURITZ AB	MS	10/24/2016		STIBO-1W	(3,180)	(119,138)	(4,695)
HACKETT GROUP INC	MS	8/15/2016		1M LIBOR	12,200	170,310	11,226
HANJIN P&C CO LTD	MS	10/12/2016		FEDEF-1D	(13,411)	(26,780)	(964)
HARVARD BIOSCIENCE INC	MS	8/15/2016		1M LIBOR	21,500	84,065	(20,855)
HAYNES INTERNATIONAL INC	MS	8/15/2016		1M LIBOR	2,700	111,537	(5,022)
HECLA MNG CO COM	MS	8/15/2016		1M LIBOR	21,000	51,155	(7,685)
HERITAGE COMMERCE CORP	MS	8/15/2016		1M LIBOR	13,200	149,160	(9,504)
HESKA CORPORATION	MS	8/15/2016		1M LIBOR	2,300	67,068	3,680
HIGHER ONE HOLDINGS INC	MS	8/15/2016		1M LIBOR	37,100	84,588	24,486
HK RUOKATALO OY	MS	10/24/2016		EONIA-1D	32,534	136,035	(5,012)
HOMEOWNERS CHOICE INC	MS	8/16/2016		1M LIBOR	(1,700)	(68,000)	(6,137)
HOMESTREET INC COM	MS	8/15/2016		1M LIBOR	5,800	134,154	(12,760)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date		Receive/ (Pay)		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
HOVNANIAN ENTERPRISES	MS	8/16/2016			1M LIBOR	(28,800)	(66,240)	$6,912
HYUNDAI PAINT CO	MS	9/14/2017			FEDEF-1D	(16,881)	(32,433)	1,612
ICONIX BRAND GROUP INC	MS	8/16/2016			1M LIBOR	(10,700)	(161,998)	(1,926)
IHQ INC	MS	9/18/2017			FEDEF-1D	(20,000)	(46,328)	2,967
IMAGINATION TECHNOLOGIES GROUP PLC	MS	10/24/2016			SONIA-1D	(88,609)	(321,859)	19,134
IMI PLC	MS	11/1/2017			FEDEF-1D	(6,232)	(98,171)	6,442
INDIVIOR PLC	MS	10/24/2016			SONIA-1D	104,333	345,019	(14,161)
INDIVIOR PLC	MS	11/1/2017			FEDEF-1D	75,506	259,917	(20,148)
INDUSIND BANK Nov15	MS	11/26/2015		†		(23)	(193,363)	8,367
INDUSTRIAL AND FINANCIAL SYSTEMS IFS AB	MS	10/24/2016			STIBO-1W	5,666	209,523	9,923
INFRAESTRUCTURA ENER	MS	12/5/2016			FEDEF-1D	(4,300)	(20,687)	20
INGLES MKTS INC CL A	MS	8/15/2016			1M LIBOR	2,500	122,700	2,150
INNATE PHARMACEUTICALS AB	MS	10/24/2016			EONIA-1D	23,550	351,124	(12,410)
INSCOBEE INC	MS	9/19/2017			FEDEF-1D	(34,407)	(41,572)	2,008
INSTEEL INDUSTRIES INC	MS	8/15/2016			1M LIBOR	2,800	49,588	10,304
INTELIQUENT INC	MS	8/15/2016			1M LIBOR	8,700	179,894	370
INTERACTIVE INTELLIGENCE	MS	8/16/2016			1M LIBOR	(2,800)	(90,076)	(476)
INTERMEDIATE CAPITAL	MS	11/1/2017			FEDEF-1D	11,685	92,429	9,720
INTERNAP NETWORK SERVICES	MS	8/16/2016			1M LIBOR	(6,700)	(41,674)	(3,618)
INWIDO AB	MS	10/24/2016			STIBO-1W	17,241	186,173	1,727
IREN SPA	MS	10/24/2016			EONIA-1D	12,100	20,238	(266)
IROBOT CORP	MS	8/16/2016			1M LIBOR	(3,200)	(100,160)	4,128
ISLE OF CAPRI CASINOS INC	MS	8/15/2016			1M LIBOR	9,500	170,240	11,495
JA SOLAR HOLDING CO. LTD	MS	8/15/2016			1M LIBOR	7,700	64,103	1,502
Jaiprakash Associa Nov15	MS	11/26/2015	†			(17)	(161,166)	(8,665)
JAMBA INC COM	MS	8/16/2016			1M LIBOR	(9,000)	(132,480)	13,230
JBS SA	MS	10/13/2016			LIBOR-1M	22,000	82,356	(1,189)
JD SPORTS FASHION	MS	9/13/2017			FEDEF-1D	8,725	116,169	13,940
Jindal Steel & Pwr Nov15	MS	11/26/2015		†		(27)	(220,113)	(12,431)
KARDEX AG	MS	10/24/2016			TOIS-1D	4,922	362,720	5,054
KEARNY FINANCIAL CORP	MS	8/16/2016			1M LIBOR	(11,319)	(134,470)	(792)
KEMET CORP COM	MS	8/15/2016			1M LIBOR	6,600	17,754	594
KIMBALL INTERNATIONAL INC	MS	8/15/2016			1M LIBOR	12,000	128,400	2,640
KLABIN SA—UNITES	MS	10/13/2016			LIBOR-1M	(9,500)	(54,119)	(127)
KNOLL INC COM NEW	MS	8/15/2016			1M LIBOR	6,700	158,187	(2,479)
KOENIG & BAUER AKTIENGESELLSCHAFT	MS	10/24/2016			EONIA-1D	4,370	132,425	4,618
KONA GRILL INC COM	MS	8/16/2016			1M LIBOR	(7,600)	(132,620)	28,120
KOPPERS HOLDINGS INC COM	MS	8/15/2016			1M LIBOR	6,000	131,340	(17,580)
KOREA AEROSPACE INDUSTRIES	MS	11/1/2017			FEDEF-1D	(715)	(49,395)	(7,089)
KRATON PERFORMANCE POLYMERS	MS	8/15/2016			1M LIBOR	6,000	128,460	(6,120)
KVH INDUSTRIES INC	MS	8/16/2016			1M LIBOR	(7,700)	(77,231)	1,771
LANCASHIRE HOLDINGS LIMITED	MS	10/24/2016			SONIA-1D	(18,100)	(194,305)	(4,606)
LB FOSTER CO CL A	MS	8/15/2016			1M LIBOR	2,300	35,259	(1,380)
LHC GROUP INC	MS	8/15/2016			1M LIBOR	1,900	85,215	409
LIBERTY HOLDINGS LTD	MS	10/17/2016			LIBOR-1M	24,207	214,006	23,456
LIFELOCK INC COM	MS	8/16/2016			1M LIBOR	(10,400)	(100,984)	(44,720)
LIMELIGHT NETWORKS INC CO	MS	8/15/2016			1M LIBOR	33,900	70,512	(1,356)
LIVE OAK BANCSHARES INC C	MS	8/16/2016			1M LIBOR	(4,767)	(73,784)	5,425
LIVEPERSON INC COM	MS	8/16/2016			1M LIBOR	(12,400)	(101,308)	4,588
LONMIN PLC	MS	9/13/2017			FEDEF-1D	(122,222)	(35,318)	(12,819)
LONZA GROUP LTD	MS	10/24/2016			TOIS-1D	284	40,085	1,638
LSB INDUSTRIES INC	MS	8/16/2016			1M LIBOR	(3,200)	(56,096)	6,016

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
LUNDIN PETROLEUM AB	MS	10/24/2016	STIBO-1W	(52,670)	(760,422)	$(1,852)
LXB RETAIL PROPERTIES PLC.	MS	10/24/2016	SONIA-1D	131,512	184,081	2,536
M/I HOMES INC	MS	8/15/2016	1M LIBOR	4,500	112,500	(9,225)
MAGIC SOFTWARE ENTERPRISE	MS	8/15/2016	1M LIBOR	13,400	77,586	(5,360)
MAINSOURCE FINANCIAL GROUP	MS	8/15/2016	1M LIBOR	1,400	30,422	(126)
MAIRE TECNIMONT SPA	MS	10/24/2016	EONIA-1D	51,900	150,388	(422)
MAKEMYTRIP LIMITED MAURIT	MS	8/16/2016	1M LIBOR	(12,000)	(196,440)	4,920
MALVERN BANCOPR INC COM	MS	8/15/2016	1M LIBOR	2,300	36,110	345
MANNING & NAPIER	MS	8/16/2016	1M LIBOR	(11,900)	(96,033)	6,783
MANX TELECOM PLC	MS	10/24/2016	SONIA-1D	62,338	195,185	537
MARIN SOFTWARE INCORPORATION	MS	8/16/2016	1M LIBOR	(15,000)	(52,200)	(1,500)
MARKETO INC	MS	8/16/2016	1M LIBOR	(4,700)	(150,588)	12,267
MARSHALLS PLC	MS	10/24/2016	SONIA-1D	37,666	197,527	5,083
MARWYN MATERIALS LTD.	MS	10/24/2016	SONIA-1D	485,400	397,737	16,845
MATRIX SERVICE INC	MS	8/15/2016	1M LIBOR	1,700	40,834	(2,244)
MBK CO LTD/KOREA	MS	11/1/2017	FEDEF-1D	(20,000)	(41,207)	(1,452)
MCBRIDE PLC	MS	10/24/2016	SONIA-1D	43,400	109,780	(1,029)
MDC PARTNERS INC	MS	8/16/2016	1M LIBOR	(3,000)	(61,320)	(1,020)
MECURY COMPUTE	MS	8/15/2016	1M LIBOR	4,500	73,170	4,050
MEDGENICS INC COM NEW	MS	8/16/2016	1M LIBOR	(9,400)	(69,278)	7,708
MEDICAL FACILITIES	MS	10/12/2016	FEDEF-1D	2,000	24,794	4,572
MEDIVIR AB	MS	10/24/2016	STIBO-1W	8,800	77,004	1,371
MERCER INTERNATIONAL INC.	MS	8/15/2016	1M LIBOR	10,200	110,364	(204)
MERIT MEDICAL SYSTEMS	MS	8/15/2016	1M LIBOR	7,500	179,680	(40,630)
META FINANCIAL GROUP INC	MS	8/15/2016	1M LIBOR	600	24,732	1,116
MGP INGREDIENTS INC	MS	8/15/2016	1M LIBOR	9,500	160,455	4,180
MIND CTI LTD	MS	8/15/2016	1M LIBOR	10,200	27,438	(1,122)
MISONIX INC	MS	8/15/2016	1M LIBOR	2,400	25,728	1,008
MODINE MANUFACTURING COMP	MS	8/15/2016	1M LIBOR	5,300	46,375	(2,014)
MONEYSUPERMARKET.COM GROUP PLC	MS	10/24/2016	SONIA-1D	37,000	185,655	5,069
MONOTYPE IMAGING HOLDINGS	MS	8/16/2016	1M LIBOR	(5,700)	(130,758)	(25,080)
MOSYS INC	MS	8/16/2016	1M LIBOR	(18,800)	(29,140)	3,008
MOTECH INDUSTRIES	MS	9/13/2016	FEDEF-1D	(25,000)	(32,336)	(358)
MOTHERCARE PLC	MS	10/13/2016	FEDEF-1D	(14,740)	(52,836)	(1,063)
MYR GROUP INC DEL COM	MS	8/15/2016	1M LIBOR	4,900	133,525	(23,275)
NATIONAL BANK HOLDINGS CO	MS	8/16/2016	1M LIBOR	(5,300)	(109,710)	(7,208)
NATUS MEDICAL INC	MS	8/15/2016	1M LIBOR	4,000	159,600	22,520
NAUTILUS INC COM	MS	8/15/2016	1M LIBOR	6,700	106,865	7,303
NCI LLC	MS	8/15/2016	1M LIBOR	11,848	155,683	28,435
NEFF CORP COM CL A	MS	8/16/2016	1M LIBOR	(8,500)	(50,745)	935
NEW HOME CO INC COM	MS	8/16/2016	1M LIBOR	(9,500)	(135,660)	(285)
NEW SR INVT GROUP INC COM	MS	8/16/2016	1M LIBOR	(10,200)	(110,645)	8,441
NEWPORT CORPORATION	MS	8/15/2016	1M LIBOR	3,500	51,590	1,295
NHN ENTERTAINMENT	MS	11/1/2017	FEDEF-1D	(975)	(49,411)	1,827
NOBIA AB	MS	10/24/2016	STIBO-1W	2,550	29,793	1,524
NOK AIRLINES EQUITY	MS	10/11/2017	FEDEF-1D	(76,100)	(26,236)	11,258
NOKIAN RENKAAT OYJ	MS	10/24/2016	EONIA-1D	(2,110)	(68,398)	(12,468)
NORDEX AG	MS	10/24/2016	EONIA-1D	9,680	292,168	24,605
NORDIC SEMICONDUCTOR ASA	MS	10/24/2016	NIBOR-1W	(96,900)	(464,285)	(1,904)
NORTHFIELD BANCORP INC DE	MS	8/16/2016	1M LIBOR	(4,600)	(71,162)	690
NORTHGATE PLC	MS	10/24/2016	SONIA-1D	43,800	275,160	(1,284)
NOVADAQ TECHNOLOGIES INC	MS	8/16/2016	1M LIBOR	(11,900)	(139,349)	(15,946)
NUMEREX CORP	MS	8/16/2016	1M LIBOR	(19,700)	(180,255)	21,473

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
OCI N.V.	MS	10/24/2016	EONIA-1D	(1,230)	(32,523)	$(4,755)
OCWEN FINL CORP COM NEW	MS	8/16/2016	1M LIBOR	(12,200)	(95,770)	10,492
OFG BANCORP	MS	8/16/2016	1M LIBOR	(11,100)	(106,005)	3,774
OLYMPIC STEEL INC COM	MS	8/15/2016	1M LIBOR	11,500	129,145	(19,090)
OMEGA PROTEIN CORPORATION	MS	8/15/2016	1M LIBOR	8,700	159,471	(1,131)
OMNICELL INC	MS	8/15/2016	1M LIBOR	4,900	156,310	(23,030)
ONCOGENEX PHARMACEUTICALS	MS	8/15/2016	1M LIBOR	11,200	23,632	(448)
ORBOTECH LTD	MS	8/15/2016	1M LIBOR	8,800	137,104	8,536
ORCHIDS PAPER PRODUCTS CO	MS	8/16/2016	1M LIBOR	(4,300)	(121,690)	(4,343)
ORITANI FINANCIAL CORP	MS	8/15/2016	1M LIBOR	6,100	98,393	(1,281)
PACIFIC ETHANOL INC COM	MS	8/15/2016	1M LIBOR	9,000	60,570	(6,480)
PAKISTAN TELECOM CO LTD	MS	10/12/2016	FEDEF-1D	72,000	19,644	(7,438)
PALADIN ENERGY LIMITED	MS	9/13/2017	FEDEF-1D	(283,826)	(94,360)	44,985
PALADIN ENERGY LIMITED	MS	9/13/2017	FEDEF-1D	(80,886)	(9,754)	(11,806)
PARKER DRILLING COMPANY	MS	8/15/2016	1M LIBOR	16,600	52,582	(5,106)
PARK-OHIO INDUSTRIES INC	MS	8/15/2016	1M LIBOR	1,100	35,728	2,222
PARTNERSHIP ASSURANCE	MS	10/12/2016	FEDEF-1D	(28,574)	(67,191)	8,274
PATRICK INDUSTRIES INC	MS	8/15/2016	1M LIBOR	3,900	169,060	(10,798)
PC CONNECTION INC	MS	8/15/2016	1M LIBOR	4,200	90,174	7,434
PEOPLES BANCORP INC	MS	8/16/2016	1M LIBOR	(6,700)	(144,318)	15,946
PER AARSLEFF AS	MS	10/24/2016	CIBOR-1W	1,264	423,286	1,865
PERCEPTRON INC COM	MS	8/16/2016	1M LIBOR	(11,200)	(87,360)	(1,680)
PERFORMANCE SPORTS GROUP	MS	8/16/2016	1M LIBOR	(10,600)	(137,694)	16,006
PERMANENT TBS GROUP HOLDINGS PLC	MS	10/24/2016	EONIA-1D	(27,800)	(139,183)	6,195
PERRY ELLIS INTERNATIONAL	MS	8/15/2016	1M LIBOR	5,500	119,130	(1,045)
PETRA DIAMONDS LTD	MS	9/13/2016	FEDEF-1D	(13,612)	(24,353)	8,250
PEUGEOT SA	MS	10/24/2016	EONIA-1D	9,390	157,563	8,012
PGT INC	MS	8/16/2016	1M LIBOR	(6,800)	(75,524)	(6,484)
PHARMERICA CORPORATION	MS	8/15/2016	1M LIBOR	5,300	145,591	5,830
PIXELWORKS INC COM	MS	8/16/2016	1M LIBOR	(28,200)	(106,314)	13,254
POLYPIPE GROUP PLC	MS	10/24/2016	SONIA-1D	8,300	40,326	—
POWELL INDUSTRIES INC	MS	8/16/2016	1M LIBOR	(3,900)	(128,076)	(1,872)
PPR	MS	10/24/2016	EONIA-1D	(3,112)	(521,033)	(56,131)
PREFERRED BANK	MS	8/15/2016	1M LIBOR	3,400	104,176	8,398
PRIMORIS SVCS CORP	MS	8/16/2016	1M LIBOR	(8,800)	(184,976)	9,680
PROS HOLDINGS INC	MS	8/16/2016	1M LIBOR	(7,500)	(181,425)	1,275
PRUDENTIAL PLC	MS	10/24/2016	SONIA-1D	(3,800)	(88,474)	(557)
PRYSMIAN S.P.A.	MS	10/24/2016	EONIA-1D	15,980	330,572	14,946
PSIVIDA LIMITED	MS	8/15/2016	1M LIBOR	6,800	25,840	272
PZENA INVESTMENT MGMT INC	MS	8/16/2016	1M LIBOR	(15,400)	(138,349)	(8,413)
QINETIQ GROUP PLC	MS	10/24/2016	SONIA-1D	60,000	208,464	(1,165)
QUAD/GRAPHICS INC	MS	8/15/2016	1M LIBOR	8,800	114,312	(792)
QUADRISE FUELS INTERNATIONAL PLC	MS	10/24/2016	SONIA-1D	(70,507)	(20,934)	1,631
QUANEX BUILDING PRODUCTS	MS	8/15/2016	1M LIBOR	6,400	130,880	(10,112)
QUINSTREET INC	MS	8/15/2016	1M LIBOR	22,100	132,158	(9,503)
RADIANT LOGISTICS INC COM	MS	8/16/2016	1M LIBOR	(20,800)	(89,648)	7,072
RADWARE LTD ORD	MS	8/16/2016	1M LIBOR	(5,300)	(76,183)	(2,840)
RAIN INDUSTRIES LTD	MS	10/12/2016	FEDEF-1D	13,907	13,086	(5,182)
RANDGOLD RESOURCES LTD	MS	10/24/2016	SONIA-1D	(3,490)	(243,472)	8,344
RAVEN INDUSTRIES INC	MS	8/16/2016	1M LIBOR	(9,400)	(174,840)	3,666
REACHLOCAL INC	MS	8/16/2016	1M LIBOR	(15,100)	(26,425)	4,681
REED’S INC EQUITY	MS	8/15/2016	1M LIBOR	6,700	36,515	(2,680)
REPROS THERAPEUTICS INC C	MS	8/16/2016	1M LIBOR	(8,700)	(63,945)	49,068
REPUBLIC FIRST BANCORP	MS	8/16/2016	1M LIBOR	(7,500)	(27,150)	(2,025)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
RESOURCES CONNECTION INC	MS	8/15/2016	1M LIBOR	5,800	103,066	$1,044
REX AMERICAN RESOURCES CO	MS	8/15/2016	1M LIBOR	700	38,934	(497)
RICK’S CABARET INTERNATIONAL	MS	8/15/2016	1M LIBOR	5,999	60,590	(960)
RIGNET INC	MS	8/16/2016	1M LIBOR	(4,100)	(124,845)	1,845
ROCKET INTERNET SE	MS	10/24/2016	EONIA-1D	(889)	(29,958)	2,338
ROCKY SHOES & BOOTS INC	MS	8/15/2016	1M LIBOR	6,900	104,880	(16,905)
ROFIN SINAR TECHNOLOGIES	MS	8/15/2016	1M LIBOR	5,800	162,284	5,684
ROSETTA STONE INC	MS	8/16/2016	1M LIBOR	(12,700)	(88,646)	5,080
RTI BIOLOGICS INC	MS	8/15/2016	1M LIBOR	17,000	92,480	(20,995)
RUCKUS WIRELESS INC	MS	8/16/2016	1M LIBOR	(9,300)	(116,064)	11,160
RUDOLPH TECHNOLOGIES	MS	8/15/2016	1M LIBOR	12,200	161,284	(5,246)
RURAL ELECTRIFICATIO	MS	10/12/2016	FEDEF-1D	71,868	319,070	(43,901)
RUSH ENTERPRISES INC CL A	MS	8/16/2016	1M LIBOR	(5,700)	(155,382)	16,416
RUTHS HOSPITALITY GROUP I	MS	8/15/2016	1M LIBOR	11,300	176,167	(904)
S & T BANCORP INC	MS	8/15/2016	1M LIBOR	5,500	181,225	(5,885)
SACYR VALLEHERMOSO S.A.	MS	10/24/2016	EONIA-1D	32,200	79,083	1,979
SAFEGUARD SCIENTIFIC	MS	8/16/2016	1M LIBOR	(9,500)	(161,500)	(7,125)
SAFESTORE HOLDINGS PLC	MS	10/24/2016	SONIA-1D	9,000	44,629	555
SAFETY INS GROUP INC COM	MS	8/16/2016	1M LIBOR	(1,400)	(79,492)	(1,638)
SAFT GROUPE	MS	10/24/2016	EONIA-1D	2,650	89,227	(36,340)
SANFILIPPO JOHN B & SON I	MS	8/15/2016	1M LIBOR	700	36,561	8,743
SBM OFFSHORE NV	MS	10/24/2016	EONIA-1D	(18,280)	(262,292)	14,096
SCANDI STANDARD AB	MS	10/24/2016	STIBO-1W	28,865	165,748	—
SCICLONE PHARMACEUTICALS	MS	8/15/2016	1M LIBOR	6,800	47,940	3,876
SCIENTIFIC GAMES CORPORATION	MS	8/16/2016	1M LIBOR	(4,300)	(48,225)	538
SCM MICROSYSTEMS INC	MS	8/16/2016	1M LIBOR	(14,800)	(54,168)	16,132
SEACHANGE INTERNATIONAL	MS	8/16/2016	1M LIBOR	(9,300)	(64,914)	4,743
SECURITY NATL FINL	MS	8/15/2016	1M LIBOR	6,600	41,712	(1,518)
SEEGENE INCS	MS	11/1/2017	FEDEF-1D	(578)	(19,854)	(212)
SEMTECH CORP COM	MS	8/16/2016	1M LIBOR	(5,300)	(88,457)	(4,293)
SERCO GROUP PLC	MS	10/24/2016	SONIA-1D	(302,700)	(446,808)	10,367
SERCO GROUP PLC	MS	9/17/2017	FEDEF-1D	(102,469)	(171,786)	23,494
SHENANDOAH TELECOMMUNICATION	MS	8/15/2016	1M LIBOR	3,000	130,890	9,480
SHOPPING CENTRES AUSTRALA	MS	9/13/2017	FEDEF-1D	(12,121)	(16,389)	(1,340)
SIGMA DESIGNS INC	MS	8/15/2016	1M LIBOR	15,600	124,176	13,260
SILICON GRAPHICS INTERNATIONAL	MS	8/16/2016	1M LIBOR	(14,700)	(63,504)	(735)
SILICON MOTION TECHNOLOGY	MS	8/15/2016	1M LIBOR	3,400	99,756	8,330
SILVERCREST ASSET	MS	8/16/2016	1M LIBOR	(8,500)	(97,070)	2,720
SIMULATIONS PLUS INC	MS	8/15/2016	1M LIBOR	9,000	87,840	(14,130)
SK D&D CO LTD	MS	9/13/2016	FEDEF-1D	(1,492)	(71,875)	(13,645)
SK D&D CO LTDES	MS	11/1/2017	FEDEF-1D	(50)	(3,636)	770
SKULLCANDY INC	MS	8/15/2016	1M LIBOR	14,500	83,955	(2,755)
SKY-MOBI LIMITED	MS	8/15/2016	1M LIBOR	12,400	34,224	124
SKYWEST INC	MS	8/15/2016	1M LIBOR	6,200	119,412	(1,364)
SOTHERLY HOTELS INC	MS	8/15/2016	1M LIBOR	6,600	43,692	(4,554)
SPAREBANK 1 SMN	MS	10/24/2016	NIBOR-1W	61,644	393,855	(7,260)
SPONDA OYJ	MS	10/24/2016	EONIA-1D	5,000	20,026	1,232
ST. MODWEN PROPERTIES PLC	MS	10/24/2016	SONIA-1D	120,771	810,629	8,805
STAAR SURGICAL COMPANY	MS	8/16/2016	1M LIBOR	(19,800)	(170,590)	9,220
STAGE STORES INC	MS	8/16/2016	1M LIBOR	(10,200)	(110,157)	10,911
STAMPS.COM INC	MS	8/15/2016	1M LIBOR	2,400	179,367	2,098

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
STERLING CONSTRUCTION	MS	8/16/2016	1M LIBOR	(15,200)	(66,880)	$8,056
STMICROELECTRONICS N.V.	MS	10/24/2016	EONIA-1D	2,900	19,974	119
STOCK BUILDING SUPPLY HOLDINGS	MS	8/16/2016	1M LIBOR	(7,800)	(150,540)	15,756
STONE ENERGY CORP COM	MS	8/16/2016	1M LIBOR	(6,900)	(49,542)	10,971
STONERIDGE INC	MS	8/15/2016	1M LIBOR	12,300	152,766	3,321
STRATTEC STRATEGY	MS	8/16/2016	1M LIBOR	(1,000)	(68,430)	8,610
SUBSEA 7 S.A.	MS	10/24/2016	NIBOR-1W	2,600	20,300	(14)
SUFFOLK BANCORP COM	MS	8/15/2016	1M LIBOR	4,500	130,365	4,140
SUN HYDRAULICS CORP COM	MS	8/16/2016	1M LIBOR	(2,200)	(66,352)	1,914
SUNEDISON SEMICONDUCTOR	MS	8/16/2016	1M LIBOR	(13,700)	(147,412)	137
SURGE ENERGY INC	MS	9/13/2017	FEDEF-1D	34,100	76,216	628
SVENSKA HANDELSBANKEN AB (PUBL)	MS	10/24/2016	STIBO-1W	(2,890)	(39,761)	407
SVG CAPITAL PLC	MS	10/24/2016	SONIA-1D	89,621	658,811	(1,983)
SYKES ENTERPRISES INCORP	MS	8/15/2016	1M LIBOR	6,200	168,888	10,912
SYNERGY RESOURCES CORPORATION	MS	8/16/2016	1M LIBOR	(2,900)	(32,886)	435
SYRAH RESOURCES LTD	MS	11/1/2017	FEDEF-1D	(34,162)	(68,652)	(7,756)
SYRAH RESOURCES LTDES	MS	9/13/2017	FEDEF-1D	(31,618)	(74,952)	4,233
TAISHIN FINANCIAL HOLDING	MS	9/13/2016	FEDEF-1D	(401,000)	(157,701)	192
TALGO	MS	10/24/2016	EONIA-1D	(9,627)	(54,448)	(2,860)
TANGOE INC	MS	8/16/2016	1M LIBOR	(10,700)	(82,604)	(5,992)
TECHNICOLOR	MS	10/24/2016	EONIA-1D	10,800	78,896	(8,136)
TECHTARGET INC.	MS	8/15/2016	1M LIBOR	12,100	111,925	968
TEEKAY TANKERS LTD CL A	MS	8/15/2016	1M LIBOR	19,300	151,505	(4,053)
TELECOM ITALIA SPA	MS	10/24/2016	EONIA-1D	(274,349)	(367,167)	(15,918)
TELECOM PLUS PLC	MS	10/24/2016	SONIA-1D	(32,360)	(551,029)	27,430
TELECOMMUNICATION SYSTEMS	MS	8/15/2016	1M LIBOR	41,100	149,604	18,495
TELEFONICA DEUTSCHLAND HOLDING AG	MS	10/24/2016	EONIA-1D	(44,100)	(262,253)	(21,912)
TESCO CORP COM	MS	8/16/2016	1M LIBOR	(13,700)	(108,367)	(1,233)
TESCO PLC	MS	10/24/2016	SONIA-1D	(264,300)	(770,532)	23,298
TESCO PLC	MS	10/13/2016	LIBOR-1M	(123,929)	(362,934)	12,083
TETHYS OIL AB (PUBL)	MS	10/24/2016	STIBO-1W	8,472	50,882	1,489
TG THERAPEUTICS INC COM	MS	8/16/2016	1M LIBOR	(4,200)	(53,592)	1,638
THE BANCORP BANK	MS	8/16/2016	1M LIBOR	(11,000)	(84,480)	5,280
THE BERKELEY GROUP PLC	MS	10/24/2016	SONIA-1D	696	34,932	687
THE DIXIE GROUP INC	MS	8/16/2016	1M LIBOR	(15,500)	(149,110)	47,275
THE GO-AHEAD GROUP PLC	MS	10/24/2016	SONIA-1D	16,010	611,419	3,062
THE GORMAN-RUPP COMPANY	MS	8/16/2016	1M LIBOR	(6,000)	(158,880)	(12,660)
THE MARCUS CORPORATION	MS	8/15/2016	1M LIBOR	7,000	146,860	(2,030)
THE ROYAL BANK OF SCOTLAND GROUP PLC	MS	10/24/2016	SONIA-1D	(13,400)	(66,799)	1,157
THE SPECTRANETICS CORPORATION	MS	8/16/2016	1M LIBOR	(4,700)	(54,144)	(3,290)
THE UNITE GROUP PLC	MS	10/24/2016	SONIA-1D	24,800	244,236	10,137
THIN FILM NEWCO ASA	MS	10/24/2016	NIBOR-1W	(580,245)	(218,679)	(54,670)
THORN GROUP LTD	MS	9/13/2017	LIBOR-1M	8,593	17,738	(4,803)
TIETO CORPORATION	MS	10/24/2016	EONIA-1D	2,160	54,594	856
TIMKENSTEEL CORP COM	MS	8/16/2016	1M LIBOR	(11,500)	(158,240)	35,880
TOWER INTERNATIONAL INC	MS	8/15/2016	1M LIBOR	2,400	61,584	4,344
TOWN SPORTS INTERNATIONAL	MS	8/16/2016	1M LIBOR	(11,400)	(33,630)	456
TRANSCONTINENTAL	MS	10/12/2016	FEDEF-1D	15,200	224,596	9,635
TRANSGLOBE ENERGY	MS	10/12/2016	FEDEF-1D	33,600	91,052	425
TRANSGLOBE ENERGY CORPORATION	MS	8/15/2016	1M LIBOR	10,900	30,847	(1,199)

Company Reference	Counterparty	Termination Date	Receive/ (Pay)		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
TREVI—FINANZIARIA INDUSTRIALE S.P.A.	MS	10/24/2016		EONIA-1D	(10,000)	(13,622)	$693
TRIBUNE PUBG CO COM	MS	8/16/2016		1M LIBOR	(11,900)	(111,741)	(595)
TRIMAS CORP	MS	8/16/2016		1M LIBOR	(8,700)	(158,253)	(15,834)
TRINA SOLAR LIMITED	MS	8/15/2016		1M LIBOR	4,000	40,800	(40)
TRIPLE-S MANAGEMENT CORPORATION	MS	8/15/2016		1M LIBOR	6,000	120,540	3,000
TRONOX LTD SHS CL A	MS	8/16/2016		1M LIBOR	(14,800)	(98,864)	6,956
TRUSTCO BK CORP N Y COM	MS	8/16/2016		1M LIBOR	(23,200)	(142,216)	(2,320)
TUESDAY MORNING CORP COM	MS	8/16/2016		1M LIBOR	(13,300)	(83,125)	11,172
TULLETT PREBON PLC	MS	10/24/2016		SONIA-1D	54,600	291,530	6,198
TUNGSTEN CORP PLC	MS	11/1/2017		FEDEF-1D	(56,270)	(58,959)	20,502
TUPRAS-TURKIYE PETROL RAF	MS	12/2/2016		FEDEF-1D	(3,994)	(105,757)	269
TV18 BROADCAST L Nov15	MS	11/26/2015	†		(5)	(42,519)	504
TWIN BUTTE ENERGY	MS	10/12/2016		FEDEF-1D	436,000	105,827	(9,797)
TWIN DISC INCORPORATED	MS	8/15/2016		1M LIBOR	7,800	103,272	(11,388)
UFLEX LIMITED	MS	10/12/2016		FEDEF-1D	12,242	26,262	7,596
ULTRA CLEAN HLDGS INC COM	MS	8/15/2016		1M LIBOR	11,900	66,402	(8,330)
ULTRATECH INC	MS	8/16/2016		1M LIBOR	(6,900)	(115,989)	8,142
UMH PROPERTIES INC	MS	8/16/2016		1M LIBOR	(10,000)	(99,700)	800
UNIFI INC	MS	8/15/2016		1M LIBOR	4,600	135,240	5,474
UNITED CMNTY BKS BLAIRSVL	MS	8/15/2016		1M LIBOR	5,600	110,096	2,128
UNITED CMNTY BKS BLAIRSVL	MS	8/15/2016		1M LIBOR	7,500	154,575	(3,375)
UNIVERSAL FOREST PRODUCTS	MS	8/15/2016		1M LIBOR	1,400	88,284	13,398
UNIVERSAL TRUCKLOAD SVCS	MS	8/16/2016		1M LIBOR	(2,900)	(46,722)	380
US ECOLOGY INC	MS	8/16/2016		1M LIBOR	(3,200)	(152,032)	26,560
USA MOBILITY INC	MS	8/15/2016		1M LIBOR	3,500	59,500	3,605
VALORA HOLDING AG	MS	10/24/2016		TOIS-1D	413	79,549	3,607
VAN DE VELDE NV	MS	10/24/2016		EONIA-1D	5,548	351,023	10,866
VANDA PHARMACEUTICALS INC	MS	8/16/2016		1M LIBOR	(2,500)	(27,000)	150
VARONIS SYS INC COM	MS	8/16/2016		1M LIBOR	(8,600)	(137,428)	86
VERA BRADLEY	MS	8/16/2016		1M LIBOR	(7,900)	(98,829)	—
VERTU MOTORS PLC	MS	10/24/2016		SONIA-1D	11,596	13,243	127
VERTU MOTORS PLC	MS	9/13/2017		LIBOR-1M	96,891	106,417	5,445
VINCE HOLDING CORP	MS	8/16/2016		1M LIBOR	(8,000)	(31,440)	(4,960)
VIRBAC SA	MS	10/24/2016		EONIA-1D	(2,852)	(543,152)	(25,961)
VIRTUS INVESTMENT PARTNER	MS	8/16/2016		1M LIBOR	(1,500)	(153,795)	(21,765)
VITTORIA ASSICURAZIONI SPA	MS	10/24/2016		EONIA-1D	10,180	112,464	336
VOCUS COMMUNICATION	MS	10/13/2016		FEDEF-1D	(9,628)	(39,317)	(5,187)
VOCUS COMMUNICATION	MS	9/13/2017		FEDEF-1D	(5,437)	(25,031)	(101)
VOLKSWAGEN AG	MS	10/24/2016		EONIA-1D	(2,123)	(230,567)	(24,762)
VOLKSWAGEN AG	MS	10/24/2016		EONIA-1D	(2,290)	(292,927)	(29,110)
W&W AG	MS	10/24/2016		EONIA-1D	4,300	77,029	(1,514)
WABASH NATL CORP COM	MS	8/15/2016		1M LIBOR	10,000	112,100	7,600
WAHA CAPITAL PJSC	MS	10/13/2016		LIBOR-1M	125,599	87,459	(13,257)
WALMART DE MEXICO-SER V	MS	12/5/2016		FEDEF-1D	10,700	28,263	78
WESTFIELD CORPES	MS	9/13/2017		FEDEF-1D	(30,970)	(220,642)	(9,423)
WESTFIELD FINANCIAL INC	MS	8/15/2016		1M LIBOR	12,600	98,154	126
WESTMORELAND COAL CO COM	MS	8/16/2016		1M LIBOR	(2,200)	(34,012)	18,260
WINNEBAGO INDS INC COM	MS	8/16/2016		1M LIBOR	(5,000)	(99,550)	(5,400)
WIRELESS TELCOM	MS	8/15/2016		1M LIBOR	9,600	16,320	(1,152)
WORKIVA INC COM CL A	MS	8/16/2016		1M LIBOR	(10,100)	(168,973)	1,515
XO GROUP INC COM	MS	8/15/2016		1M LIBOR	6,500	94,900	3,445
YOOX SPA	MS	10/24/2016		EONIA-1D	(10,370)	(326,344)	(25,674)
YOWIE GROUP LTD	MS	9/13/2017		FEDEF-1D	(57,841)	(47,591)	(50)
YRC WORLDWIDE INC	MS	8/15/2016		1M LIBOR	7,800	125,313	17,115
ZAGG INC	MS	8/15/2016		1M LIBOR	18,900	144,018	16,254

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
October 31, 2015

Company Reference	Counterparty	Termination Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
ZODIAC AEROSPACE SA	MS	10/24/2016	EONIA-1D	(30,810)	(749,060)	$(30,681)
ZUMIEZ INC	MS	8/16/2016	1M LIBOR	(5,700)	(103,341)	3,705

						$1,246,785

For the year ended October 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

The open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE	2	Dec-2015	$(1,234)
MSCI Emerging Markets	3	Dec-2015	10,379
S&P 500 Index E-MINI	(41)	Dec-2015	(203,588)
U.S. 10-Year Treasury Note	21	Dec-2015	(19,586)

			$(214,029)

For the year ended October 31, 2015, the monthly average notional value of long futures contracts held was $3,398,086 and the monthly average notional value of short futures contracts held was $(3,761,531).

Percentages are based on net assets of $480,135,461.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Terms not available. Security is a swap on a futures contract.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $187,689 or 0.0% of net assets.
(E)	Security, or portion thereof, has been pledged as collateral on options.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro OverNight Index Average

ETF — Exchange Traded Fund

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Over Night Index Average

SPDR — Standard & Poor’s Depositary Receipts

TOIS — Tom/next Indexed Swaps

The following is a list of the levels of inputs used as of October 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$271,973,350	$—	$—	$271,973,350
Common Stock	103,892,833	—	—	103,892,833
U.S. Treasury Obligations	—	40,676,839	—	40,676,839
Warrant	—	5,418	—	5,418

Total Investments in Securities	$375,866,183	$40,682,257	$—	$416,548,440

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(83,790,794)	$—	$—	$(83,790,794)
Registered Investment Companies	(7,402,900)	—	—	(7,402,900)

Total Securities Sold Short	$(91,193,694)	$—	$—	$(91,193,694)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$345,420	$—	$—	$345,420
Written Options	(2,995,660)	—	—	(2,995,660)
Futures Contracts *
Unrealized Appreciation	10,379	—	—	10,379
Unrealized Depreciation	(224,408)	—	—	(224,408)
Total Return Swaps*
Unrealized Appreciation	—	5,426,976	—	5,426,976
Unrealized Depreciation	—	(4,180,191)	—	(4,180,191)

Total Other Financial Instruments	$(2,864,269)	$1,246,785	$—	$(1,617,484)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the year ended October 31, 2015, there were no Level 3 securities.

Amounts designated as $0 are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2015

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 31.9%
	Shares/Face Amount	Value

OPEN-END FUNDS — 31.9%
AQR Risk-Balanced Commodities Strategy LV Fund, Cl R6	4,133,934	$24,431,549
PIMCO CommoditiesPlus Strategy, Cl Institutional	3,884,877	24,552,423

Total Registered Investment Companies (Cost $64,009,525)		48,983,972

U.S. TREASURY OBLIGATIONS — 30.1%

U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,022,017	1,414,563
3.625%, 04/15/28	854,601	1,136,241
3.375%, 04/15/32	140,976	194,448
2.500%, 07/15/16	342,217	348,777
2.500%, 01/15/29	1,071,150	1,291,517
2.375%, 01/15/25	2,086,095	2,399,226
2.375%, 01/15/27	720,861	844,891
2.125%, 02/15/40	556,813	667,139
2.125%, 02/15/41	516,919	622,820
2.000%, 01/15/26	696,418	782,082
1.750%, 01/15/28	1,029,501	1,142,880
1.625%, 01/15/18	68,254	70,723
1.375%, 07/15/18	254,187	264,457
1.375%, 01/15/20	523,479	548,105
1.375%, 02/15/44	832,364	862,461
1.250%, 07/15/20	1,196,572	1,253,658
1.125%, 01/15/21	1,427,153	1,483,292
0.750%, 02/15/42	1,112,687	994,623
0.750%, 02/15/45	1,366,254	1,211,785

U.S. TREASURY OBLIGATIONS — continued
	Face Amount/ Shares	Value

0.625%, 07/15/21	$121,599	$123,427
0.625%, 01/15/24	2,712,759	2,706,967
0.625%, 02/15/43	1,742,043	1,500,063
0.375%, 07/15/23	2,170,986	2,138,421
0.375%, 07/15/25	2,210,868	2,156,403
0.250%, 01/15/25	2,500,332	2,402,337
0.125%, 04/15/17	2,282,119	2,280,841
0.125%, 04/15/18	5,410,478	5,415,407
0.125%, 04/15/19	1,988,352	1,985,219
0.125%, 04/15/20	2,020,055	2,004,800
0.125%, 01/15/22	1,079,264	1,053,673
0.125%, 07/15/22	616,610	602,295
0.125%, 01/15/23	2,522,324	2,437,229
0.125%, 07/15/24	1,852,756	1,773,725

Total U.S. Treasury Obligations (Cost $47,670,191)		46,114,495

COMMON STOCK — 29.9%

ENERGY — 29.1%
Antero Midstream Partners LP (A)	24,600	585,972
Buckeye Partners LP (A)	21,000	1,424,430
Capital Product Partners LP (A)	23,600	174,876
Cheniere Energy Partners Holdings	10,000	196,800
Columbia Pipeline Group	33,200	689,564
Columbia Pipeline Partners LP (A)	39,050	528,737
DCP Midstream Partners LP (A)	29,100	836,043
Enbridge	5,000	213,450
Enbridge Energy Management LLC	60,590	1,646,230
Energy Transfer Equity LP (A)	65,900	1,420,145
Energy Transfer Partners LP (A)	47,193	2,084,043
EnLink Midstream Partners LP (A)	11,300	194,925
Enterprise Products Partners LP (A)	138,000	3,812,940
Equities GP Holdings	11,050	292,162
Equities Midstream Partners (A)	10,750	795,930
Global Partners LP (A)	10,000	327,600
Golar LNG Partners LP (A)	10,970	195,047
Holly Energy Partners LP (A)	8,300	284,275
Kinder Morgan	132,202	3,615,725
KNOT Offshore Partners LP (A)	12,200	198,982
Magellan Midstream Partners (A)	19,950	1,273,009
MarkWest Energy Partners LP (A)	35,150	1,535,352
MPLX LP (A)	6,500	252,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2015

COMMON STOCK — continued
	Shares	Value

ENERGY — continued
NuStar Energy LP (A)	5,100	$258,315
NuStar GP Holdings LLC (A)	5,800	169,418
ONEOK	34,400	1,166,848
ONEOK Partners LP (A)	26,325	837,925
PBF Logistics	8,400	175,224
Phillips 66	16,800	1,496,040
Phillips 66 Partners LP (A)	20,950	1,270,408
Plains All American Pipeline LP (A)	30,200	957,944
Plains GP Holdings, Cl A	125,300	1,948,415
Rice Midstream Partners LP (A)	14,400	197,280
SemGroup, Cl A	2,450	111,597
Shell Midstream Partners LP (A)	17,650	604,160
Spectra Energy	49,700	1,419,929
Spectra Energy Partners (A)	17,350	748,479
Sunoco Logistics Partners LP (A)	50,300	1,460,712
Tallgrass Energy GP, Cl A	27,200	651,168
Tallgrass Energy Partners LP (A)	15,300	662,796
Targa Resources	22,300	1,274,445
Targa Resources Partners LP (A)	17,400	522,000
TC Pipelines LP (A)	1,900	98,154
Teekay Offshore Partners (A)	15,600	239,772
TransCanada	5,000	167,950
USD Partners (A)	7,200	63,576
Valero Energy Partners LP (A)	5,300	264,947
VTTI Energy Partners LP (A)	9,600	190,464
Western Gas Equity Partners LP (A)	15,680	676,278
Western Gas Partners LP (A)	37,000	1,891,440
Williams Companies	53,500	2,110,040
Williams Partners LP (A)	14,900	503,620

		44,717,716

FINANCIALS — 0.2%
InfraREIT ‡	11,300	269,844

INDUSTRIALS — 0.3%
Macquarie Infrastructure	5,000	397,750

UTILITIES — 0.3%
8Point3 Energy Partners, Cl A	12,500	168,250
NRG Yield, Cl C	19,000	274,360

		442,610

Total Common Stock (Cost $53,484,077)		45,827,920

SOVEREIGN DEBT — 1.2%
	Face Amount(1)	Value

Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR 185,540	$210,921
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16	EUR 5,797	6,382
Italy Buoni Poliennali Del Tesoro 2.600%, 09/15/23	EUR 45,559	59,157
2.550%, 09/15/41	EUR 75,874	105,797
2.350%, 09/15/24 (B)	EUR 610,898	781,501
2.100%, 09/15/16	EUR 5,340	6,009
Mexican Udibonos
4.000%, 06/13/19	MXN 1,000,000	349,171
Spain Government Inflation Linked Bond 0.550%, 11/30/19 (B)	EUR 270,000	305,605

Total Sovereign Debt (Cost $2,036,482)		1,824,543

CORPORATE OBLIGATIONS — 0.2%

ENERGY — 0.2%
California Resources 6.000%, 11/15/24	45,000	30,600
Italy Buoni Poliennali Del Tesoro 1.250%, 09/15/32 (B)	252,000	290,521
Midstates Petroleum 9.250%, 06/01/21	200,000	36,000

Total Corporate Obligations (Cost $523,231)		357,121

Total Investments — 93.3% (Cost $167,723,506)		$143,108,051

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2015

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
	Contracts/ Notional Amount	Value

3 Month Libor, Expires 03/16/16, Strike Price $3.250	985,000	$4,342
Australian Dollar Currency, Expires 11/09/15, Strike Price $0.700	675,000	892
Australian Dollar Currency, Expires 11/09/15, Strike Price $0.743	675,000	84
Australian Dollar Currency, Expires 11/06/15, Strike Price $0.695	665,000	330
Euro 1-Year Bond Future Option, Expires 12/19/15, Strike Price $99.000	20	5,000
Euro Currency, Expires 11/06/15, Strike Price $1.100	445,000	3,379
Euro Currency, Expires 11/06/15, Strike Price $1.100	445,000	3,164
Euro Currency, Expires 11/17/15, Strike Price $1.095	445,000	3,492
Euro Currency, Expires 11/06/15, Strike Price $1.145	1,315,000	81
Euro Currency, Expires 12/04/15, Strike Price $1.095	985,000	11,481
Japanese 10-Year Bond Future Option, Expires 12/19/15, Strike Price $148.000	1	829
Japanese Yen Currency, Expires 05/12/16, Strike Price $180.000	325,000	13,968
Japanese Yen Currency, Expires 11/06/15, Strike Price $121.400	495,000	4,326
Japanese Yen Currency, Expires 11/06/15, Strike Price $121.400	495,000	1,034
Mexican Peso Currency, Expires 11/13/15, Strike Price $16.800	495,000	1,676
Mexican Peso Currency, Expires 11/13/15, Strike Price $16.140	495,000	719
New Zealand Dollar Currency, Expires 12/29/15, Strike Price $0.658	735,000	3,842
Swiss Franc Currency, Expires 03/18/16, Strike Price $8.260	460,000	2,895
Swiss Franc Currency, Expires 08/02/16, Strike Price $7.720	900,000	4,059
U.S. 10-Year Bond Future Option, Expires 12/19/15, Strike Price $129.000	18	6,750

Total Purchased Options/Swaptions — 0.0% (Cost $137,906)		$72,343

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
	Contracts/ Notional Amount	Value

6 Month Euro EURIBOR, Expires 12/22/15, Strike Price $1.700	(515,000)	$(27,841)
6 Month Euro EURIBOR, Expires 12/22/15, Strike Price $1.700	(515,000)	(8,458)
Australian Dollar Currency, Expires 12/10/15, Strike Price $0.663	(1,335,000)	(830)
British Pound Currency, Expires 05/12/15, Strike Price $192.500	(325,000)	(10,658)
Euro Currency, Expires 11/17/15, Strike Price $1.075	(890,000)	(1,935)
Euro Currency, Expires 11/05/15, Strike Price $1.100	(445,000)	(2,834)
Euro Currency, Expires 11/05/15, Strike Price $1.100	(445,000)	(3,045)
Japanese 10 Year Bond Future Option, Expires 11/21/15, Strike Price $147.500	(2)	(166)
Japanese 10 Year Bond Future Option, Expires 12/19/15, Strike Price $147.500	(3)	(1,492)
Japanese Yen Currency, Expires 11/05/15, Strike Price $121.400	(495,000)	(832)
Japanese Yen Currency, Expires 11/05/15, Strike Price $121.400	(495,000)	(22,833)
New Zealand Dollar Currency, Expires 01/27/16, Strike Price $0.695	(735,000)	(4,073)
Swiss Franc Currency, Expires 03/18/16, Strike Price $9.100	(460,000)	(3,463)
U.S. 10-Year Bond Future Option, Expires 12/19/15, Strike Price $130.500	(18)	(2,531)

Total Written Options/Swaptions — 0.0% (Proceeds $130,050)		$(90,991)

For the year ended October 31, 2015, the total amount of all open purchased options/swaptions and written options/swaptions, as presented in the above Schedule of Investments, are representative of the volume of activity for this derivative type during the year.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2015

A list of the open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(4)	Dec-2015	$(1,372)
90-Day Euro$	2	Dec-2017	473
90-Day Euro$	(41)	Mar-2017	7,185
Euro-Bobl	(2)	Dec-2015	(1,709)
Euro-BTP	(10)	Dec-2015	(25,083)
Euro-Bund	(3)	Dec-2015	(3,232)
Eurodollar	41	Mar-2016	(3,643)
Japanese 10-Year Bond	(3)	Dec-2015	(14,886)
U.S. 2-Year Treasury Note	3	Dec-2015	(2,228)
U.S. 5-Year Treasury Note	24	Jan-2016	(19,953)
U.S. 10-Year Treasury Note	(2)	Dec-2015	1,445
U.S. Ultra Long Treasury Bond	(6)	Dec-2015	(9,512)

			$(72,515)

For the year ended October 31, 2015, the monthly average notional value of long futures contracts held was $2,114,567 and the monthly average notional value of short futures contracts held was $(2,605,297).

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2015, is as follows:

Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
11/10/15	AUD	245,000	USD	173,164	$(1,455)
12/15/15	CAD	286,909	GBP	140,000	(3,577)
3/22/16	CHF	423,646	SEK	3,619,420	(5,742)
1/19/16	EUR	225,000	GBP	163,053	3,482
11/4/15-12/8/15	EUR	6,578,500	USD	7,394,071	156,964
12/15/15	GBP	145,000	CAD	292,723	316
1/19/16	GBP	174,481	EUR	237,500	(7,327)
11/5/15	JPY	4,500,000	USD	37,785	492
12/3/15	MXN	1,562,000	USD	94,908	577
3/22/16	SEK	3,619,759	CHF	423,646	5,702
11/2/15-11/10/15	USD	174,508	AUD	245,000	155
12/8/15	USD	4,560,207	EUR	4,060,000	(93,052)
11/4/15-1/19/16	USD	46,252	GBP	30,000	(13)
11/18/15	USD	125,000	MXN	2,081,385	837

					$57,359

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2015, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(987,983)	$1,003,654	$15,671
Bank of Montreal	(1,405,423)	1,432,000	26,577
BNP Paribas	(583,828)	570,222	(13,606)
Brown Brothers Harriman	(1,662,319)	1,669,799	7,480
Citigroup	(2,571,203)	2,545,429	(25,774)
Deutsche Bank	(431,074)	425,332	(5,742)
Goldman Sachs	(1,915,163)	1,939,834	24,671
HSBC	(544,641)	564,578	19,937
JPMorgan Chase Bank	(1,319,431)	1,333,905	14,474
Paribas	(544,641)	559,596	14,955
Santander Investment Securities	(701,376)	683,357	(18,019)
UBS	(1,598,240)	1,594,975	(3,265)

			$57,359

During the year ended October 31, 2015, the Fund entered into forward foreign currency contracts to receive USD with an average notional value of $224,666 and entered into forward foreign currency contracts to sell USD with an average notional value of $317,798.

A list of the open swap agreements held by Fund at October 31, 2015, is as follows:

Interest Rate Swaps
							Swap Contracts, at Value
Counterparty	Fund Pays	Fund Received	Termination Date	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
Goldman Sachs	3M LIBOR	2.16%	09/25/25	400,000	$8	$(4,713)	$—	$(4,705)
Goldman Sachs	3M LIBOR	2.62%	07/02/24	600,000	11	(37,396)		(37,385)
Goldman Sachs	3M LIBOR	1.36%	02/29/20	400,000	7	1,122	1,129	—
Goldman Sachs	3M LIBOR	1.37%	02/29/20	390,000	7	867	874	—
Goldman Sachs	3M LIBOR	1.32%	02/29/20	260,000	5	1,835	1,840	—
Goldman Sachs	3M LIBOR	1.35%	02/29/20	130,000	2	417	419	—
Goldman Sachs	3M LIBOR	1.32%	02/29/20	170,000	3	760	763	—
Goldman Sachs	3M LIBOR	1.32%	02/29/20	210,000	4	942	946	—

					$47	$(36,166)	$5,971	$(42,090)

For the year ended October 31, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on net assets of $153,332,413.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At October 31, 2015, these securities amounted to $27,542,129 or 18.0% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

EURIBOR — Euro London Interbank Offered Rate

GBP — British Pound

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

SEK — Swedish Krona

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS REAL ASSETS FUND
October 31, 2015

The following is a list of the inputs used as of October 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$48,983,972	$—	$—	$48,983,972
U.S. Treasury Obligations	—	46,114,495	—	46,114,495
Common Stock	45,827,920	—	—	45,827,920
Sovereign Debt	—	1,824,543	—	1,824,543
Corporate Obligations	—	357,121	—	357,121

Total Investments in Securities	$94,811,892	$48,296,159	$—	$143,108,051

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$—	$72,343	$—	$72,343
Written Options/ Swaptions	—	(90,991)	—	(90,991)
Futures Contracts * Unrealized Appreciation	9,103	—	—	9,103
Unrealized Depreciation	(81,618)	—	—	(81,618)
Forwards Contracts * Unrealized Appreciation	—	168,525	—	168,525
Unrealized Depreciation	—	(111,166)	—	(111,166)
Interest Rate Swaps * Unrealized Appreciation	—	5,943	—	5,943
Unrealized Depreciation	—	(42,109)	—	(42,109)

Total Other Financial Instruments	$(72,515)	$2,545	$—	$(69,970)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the year ended October 31, 2015, there were no Level 3 securities.

Amounts designated as $0 are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Assets:
Investments, at Value †	$828,618,086	$159,042,711	$416,548,440	$143,108,051
Foreign Currency, at Value ††	1,905,353	—	290,008	44,161
Cash	50,176	—	10,386	—
Cash Equivalents	20,208,450	2,799,061	27,486,209	10,754,867
Receivable from Prime Broker	—	—	125,057,918	—
Receivable for Investment Securities Sold	4,892,960	175,825	15,076,868	412,653
Dividends and Interest Receivable	924,159	1,128,487	321,333	463,592
Reclaims Receivable	874,084	30,294	—	722
Receivable for Capital Shares Sold	663,900	588,760	925,505	875,110
Unrealized Appreciation on Forward Foreign Currency Contracts	168,756	—	—	168,525
Prepaid Expenses	10,641	4,122	7,083	4,015
Unrealized Appreciation on Spot Foreign Currency Contracts	386	—	—	—
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	—	141,519	—	147,060
Purchased Option/Swaption Contracts, at Value †††	—	—	345,420	72,343
Variation Margin Receivable	—	—	—	3,278
Swap Contracts, at value ††††††	—	—	7,516,067	5,971

Total Assets	858,316,951	163,910,779	593,585,237	156,060,348

Liabilities:
Securities Sold Short, at Value †††††	—	—	91,193,694	—
Payable for Investment Securities Purchased	4,049,610	363,702	14,145,764	2,280,371
Investment Advisory Fees Payable — Note 6	478,116	42,658	274,514	63,463
Payable for Capital Shares Redeemed	105,000	5,000	26,000	—
Unrealized Depreciation on Forward Foreign Currency Contracts	103,057	—	—	111,166
Shareholder Servicing Fees Payable	67,986	13,327	39,148	12,488
Payable due to Administrator	47,646	9,189	27,099	8,701
Payable due to Trustees	15,210	2,949	8,803	2,817
Chief Compliance Officer Fees Payable	11,947	2,317	6,914	2,213
Management Fees Payable — Note 6	7,107	1,371	4,043	1,298
Unrealized Depreciation on Spot Foreign Currency Contracts	6,228	—	480	7,548
Written Option/Swaption Contracts, at Value ††††	—	—	2,995,660	90,991
Swap Contracts, at Value ††††††	—	—	4,180,191	42,090
Reclaims Payable	—	—	1,532	—
Variation Margin Payable	—	18,013	190,547	7,319
Stock Loan Fees Payable	—	—	119,600	—
Dividends Payable on Securities Sold Short	—	—	108,340	—
Cash Overdraft	—	—	—	15
Other Accrued Expenses	283,286	87,546	127,447	97,455

Total Liabilities	5,175,193	546,072	113,449,776	2,727,935

Net Assets	$853,141,758	$163,364,707	$480,135,461	$153,332,413

† Cost of Investments	$757,285,167	$183,672,115	$422,564,244	$167,723,506
†† Cost of Foreign Currency	1,909,038	—	301,099	43,263
††† Cost of Purchased Option/Swaption Contracts	—	—	166,218	137,906
†††† Proceeds from Written Option/Swaption Contracts	—	—	2,503,933	130,050
††††† Proceeds from Securities Sold Short	—	—	101,513,893	—
†††††† Swap premiums received	—	—	2,089,091	47
NET ASSETS CONSIST OF:
Paid-in Capital	$727,385,306	$178,723,749	$460,379,897	$187,387,179
Undistributed (Distributions in Excess of) Net Investment Income	6,920,015	7,060,620	(389,474)	5,007,543
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures, Swaps and Foreign Currency Transactions	47,537,817	2,165,585	15,140,679	(14,362,018)
Net Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions and Securities Sold Short	71,332,919	(24,629,404)	3,991,870	(24,641,959)
Net Unrealized Appreciation (Depreciation) on Futures Contracts	—	47,846	(214,029)	(72,515)
Net Unrealized Appreciation (Depreciation) on Swap Contracts	—	—	1,246,785	(36,166)
Net Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts and Foreign Currency Translations	(34,299)	(3,689)	(20,267)	50,349

Net Assets	$853,141,758	$163,364,707	$480,135,461	$153,332,413

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	69,649,505	17,709,503	45,690,878	19,780,604

Net Asset Value, Offering and Redemption Price Per Share	$12.25	$9.22	$10.51	$7.75

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the year ended October 31, 2015

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Income Opportunities Fund	Public Alternatives Fund	Real Assets Fund
Investment Income
Dividends	$16,073,063	$2,690,509	$2,736,898	$2,176,869
Income Distributions from Registered Investment Companies	118,639	2,293,299	15,150,091	1,296,801
Interest	7,098	2,769,613	1,159,967	305,792
Less: Foreign Taxes Withheld	(722,670)	(7,094)	(153,335)	(4,304)

Total Investment Income	15,476,130	7,746,327	18,893,621	3,775,158

Expenses
Investment Advisory Fees — Note 6	5,616,491	514,045	3,276,105	767,012
Administration Fees — Note 5	562,028	111,203	310,401	104,616
Shareholder Servicing Fees — Note 5	404,387	80,033	223,310	75,294
Management Fees — Note 6	83,279	16,476	45,993	15,500
Trustees’ Fees	58,895	11,529	32,275	10,828
Chief Compliance Officer Fees	40,481	8,140	22,352	7,684
Custodian Fees	478,402	26,558	240,195	34,552
Audit Fees	86,485	32,635	51,088	31,437
Legal Fees	81,795	18,769	69,735	17,798
Transfer Agent Fees	57,453	32,840	43,527	33,060
Printing Fees	49,509	7,685	27,506	7,301
Registration Fees	25,364	12,228	16,333	12,779
Dividend Expense on Securities Sold Short — Note 2	—	—	2,037,696	—
Stock Loan Fees — Note 2	—	—	1,722,778	—
Insurance and Other Expenses	253,269	20,937	51,825	12,077

Total Expenses	7,797,838	893,078	8,171,119	1,129,938

Less:
Commission Recapture — Note 5	(25,383)	(4)	—	—
Fees Paid Indirectly — Note 5	(1)	(1)	(1)	(1)

Net Expenses	7,772,454	893,073	8,171,118	1,129,937

Net Investment Income	7,703,676	6,853,254	10,722,503	2,645,221

Net Realized Gain (Loss) on:
Investments	49,324,233	1,739,274	6,164,163	(9,087,041)
Capital Gain Distributions from Registered Investment Companies	1,641,248	2,438,244	7,116,980	—
Securities Sold Short	—	—	4,410,481	—
Futures Contracts	—	789,514	(264,626)	(293,228)
Swap Contracts	—	—	1,046,773	(23,606)
Purchased Option/Swaption Contracts	—	—	(406,748)	(358,552)
Written Option/Swaption Contracts	—	(6,444)	2,373,079	119,175
Foreign Currency Transactions	1,674,752	(511,272)	(197,861)	256,727

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(49,011,103)	(32,265,835)	(15,384,340)	(26,400,223)
Securities Sold Short	—	—	6,036,736	—
Futures Contracts	—	(120,746)	(170,518)	14,040
Swap Contracts	—	—	534,292	(18,958)
Purchased Option/Swaption Contracts	—	—	(529,890)	(64,335)
Written Option/Swaption Contracts	—	—	827,835	35,114
Foreign Currency Transactions	(462,267)	1,640	(19,987)	9,095
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	71,566	—	—	—

Net Realized and Unrealized Gain (Loss)	3,238,429	(27,935,625)	11,536,369	(35,811,792)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,942,105	$(21,082,371)	$22,258,872	$(33,166,571)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Income Opportunities Fund
	Year ended October 31, 2015	Year ended October 31, 2014	Year ended October 31, 2015	Year ended October 31, 2014
Operations:
Net Investment Income	$7,703,676	$7,431,796	$6,853,254	$6,882,976
Net Realized Gain on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	52,640,233	57,234,494	4,449,316	3,281,126
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(49,401,804)	(7,187,433)	(32,384,941)	1,472,225

Net Increase (Decrease) in Net Assets Resulting from Operations	10,942,105	57,478,857	(21,082,371)	11,636,327

Dividends and Distributions from:
Net Investment Income	(8,604,898)	(7,818,432)	(6,517,102)	(8,598,128)
Net Realized Gains	(58,054,993)	(29,997,748)	—	(2,636,524)
Return of Capital	—	—	—	(670,102)

Total Dividends and Distributions	(66,659,891)	(37,816,180)	(6,517,102)	(11,904,754)

Capital Share Transactions:
Issued	124,286,730	102,840,726	29,895,200	22,686,469
Reinvestment of Dividends	66,659,891	37,816,180	6,517,102	11,904,754
Redeemed	(84,809,892)	(89,835,946)	(8,625,553)	(15,351,946)

Net Increase in Net Assets from Capital Share Transactions	106,136,729	50,820,960	27,786,749	19,239,277

Total Increase in Net Assets	50,418,943	70,483,637	187,276	18,970,850

Net Assets:
Beginning of Year	802,722,815	732,239,178	163,177,431	144,206,581

End of Year	$853,141,758	$802,722,815	$163,364,707	$163,177,431

Undistributed Net Investment Income	$6,920,015	$5,415,910	$7,060,620	$4,191,822

Shares Issued and Redeemed:
Issued	10,022,164	7,996,942	2,959,191	2,075,173
Reinvestment of Dividends	5,421,403	3,058,395	660,401	1,098,321
Redeemed	(6,802,164)	(7,047,616)	(861,185)	(1,405,809)

Net Increase in Shares Outstanding from Share Transactions	8,641,403	4,007,721	2,758,407	1,767,685

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Public Alternatives Fund		Real Assets Fund
	Year ended October 31, 2015	Year ended October 31, 2014	Year ended October 31, 2015	Year ended October 31, 2014
Operations:
Net Investment Income	$10,722,503	$8,171,648	$2,645,221	$2,946,647
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	20,242,241	6,978,707	(9,386,525)	(3,631,622)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(8,705,872)	4,269,169	(26,425,267)	7,610,196

Net Increase (Decrease) in Net Assets Resulting from Operations	22,258,872	19,419,524	(33,166,571)	6,925,221

Dividends and Distributions from:
Net Investment Income	(15,413,990)	(7,855,349)	(808,185)	(2,206,139)
Net Realized Gains	(4,112,032)	—	—	(1,009,802)
Return of Capital	—	—	(2,152,474)	(2,549,086)

Total Dividends and Distributions	(19,526,022)	(7,855,349)	(2,960,659)	(5,765,027)

Capital Share Transactions:
Issued	60,590,037	78,171,914	36,395,097	25,274,276
Reinvestment of Dividends	19,526,022	7,855,349	2,960,659	5,765,028
Redeemed	(32,786,484)	(20,694,245)	(6,037,752)	(9,659,644)

Net Increase in Net Assets from Capital Share Transactions	47,329,575	65,333,018	33,318,004	21,379,660

Total Increase (Decrease) in Net Assets	50,062,425	76,897,193	(2,809,226)	22,539,854

Net Assets:
Beginning of Year	430,073,036	353,175,843	156,141,639	133,601,785

End of Year	$480,135,461	$430,073,036	$153,332,413	$156,141,639

Undistributed (Distributions in Excess of) Net Investment Income	$(389,474)	$(368,815)	$5,007,543	$2,892,938

Shares Issued and Redeemed:
Issued	5,780,884	7,686,437	4,201,312	2,547,311
Reinvestment of Dividends	1,896,512	771,206	351,336	575,747
Redeemed	(3,147,631)	(2,031,712)	(694,468)	(962,930)

Net Increase in Shares Outstanding from Share Transactions	4,529,765	6,425,931	3,858,180	2,160,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended October 31,

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Global Public Equity Fund
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$—	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
2014	$12.85	$0.13	$0.85	$0.98	$(0.14)	$(0.53)	$—	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%
2013	$10.22	$0.13	$2.59	$2.72	$(0.05)	$(0.04)	$—	$(0.09)	$12.85	26.84%	$732,239	0.97%	0.98%	1.11%	82%
2012#	$10.00	$0.01	$0.21	$0.22	$—	$—	$—	$—	$10.22	2.20%	$551,126	1.11%	1.11%	0.56%	17%

Income Opportunities Fund
2015	$10.91	$0.42	$(1.71)	$(1.29)	$(0.40)	$—	$—	$(0.40)	$9.22	(12.00)%	$163,365	0.54%	0.54%	4.16%	22%
2014	$10.94	$0.48	$0.34	$0.82	$(0.60)	$(0.20)	$(0.05)	$(0.85)	$10.91	7.73%	$163,177	0.55%	0.55%	4.40%	17%
2013	$10.12	$0.51	$0.82	$1.33	$(0.51)	$— **	$—	$(0.51)	$10.94	13.42%	$144,207	0.50%	0.52%	4.76%	63%
2012#	$10.00	$0.06	$0.08	$0.14	$(0.02)	$—	$—	$(0.02)	$10.12	1.37%	$121,936	0.75%	0.75%	3.44%	0%

Public Alternatives Fund
2015	$10.45	$0.24	$0.29	$0.53	$(0.37)	$(0.10)	$—	$(0.47)	$10.51	5.16%	$480,135	1.78%‡	1.78%	2.33%	117%
2014	$10.17	$0.21	$0.29	$0.50	$(0.22)	$—	$—	$(0.22)	$10.45	4.98%	$430,073	1.03%‡	1.03%	2.10%	153%
2013	$9.97	$0.06	$0.24	$0.30	$(0.10)	$—	$—	$(0.10)	$10.17	3.02%	$353,176	1.05%‡	1.05%	0.60%	109%
2012#	$10.00	$—	$(0.03)	$(0.03)	$—	$—	$—	$—	$9.97	(0.30)%	$312,444	1.38%‡	1.38%	(0.14)%	19%

Real Assets Fund
2015	$9.81	$0.15	$(2.04)	$(1.89)	$(0.05)	$—	$(0.12)	$(0.17)	$7.75	(19.43)%	$153,332	0.73%	0.73%	1.71%	55%
2014	$9.71	$0.20	$0.28	$0.48	$(0.14)	$(0.07)	$(0.17)	$(0.38)	$9.81	4.94%	$156,142	0.74%	0.74%	1.96%	81%
2013	$10.05	$0.17	$(0.32)	$(0.15)	$(0.18)	$(0.01)	$—	$(0.19)	$9.71	(1.45)%	$133,602	0.78%	0.78%	1.78%	50%
2012#	$10.00	$0.04	$0.02	$0.06	$(0.01)	$—	$—	$(0.01)	$10.05	0.63%	$122,492	1.05%	1.05%	2.10%	7%

#	The Funds commenced operations on August 30, 2012. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
‡	Excluding dividend expense, broker fees, and interest on short sales, the ratio of expenses to average net assets would have been 0.96%, 0.63%, 0.67% and 0.84%, respectively.

Amounts designated as (“—”) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 57 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), Cornerstone Advisors Income Opportunities Fund (the Income Opportunities Fund”), Cornerstone Advisors Public Alternatives Fund (the “Public Alternatives Fund”), and Cornerstone Advisors Real Assets Fund (the “Real Assets Fund”) (each a “Fund” and collectively the “Funds”). The Funds commenced operations on August 30, 2012. Each of the Cornerstone Funds is classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Income Opportunities Fund seeks current income. The Public Alternatives Fund seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets. The Real Assets Fund seeks capital appreciation and, as a secondary objective, current income. The assets of each Fund are segregated, and a shareholders interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Equity Linked Notes (“ELN”) are valued daily at the bid price provided by the ELN’s counterparty. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” or threshold which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2015, $27,084 worth of securities held in the Global Public Equity Fund was fair valued by the Committee.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

For the year ended October 31, 2015, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the 3 open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the year ended October 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities.

Equity Linked Notes — The Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. At maturity or the predetermined conversion date, the level of the underlying share price is compared to the predetermined final cap price. If there has been an increase, then the investor receives a return linked to that increase, plus the nominal amount of the note. However, if the share price has remained static or has fallen compared to the predetermined final cap price, then the investor is still guaranteed to receive the nominal amount of the bond, or a converted amount of common stock, but the value may be less than the initial investment, resulting in a loss. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividend or to deliver common stock at maturity.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Futures Contracts — The Income Opportunities Fund, Public Alternatives Fund and Real Assets Fund each utilized futures contracts during the year ended October 31, 2015. To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2015, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Public Alternatives Fund and Real Assets Fund had open option/swaption contracts as of October 31, 2015, as disclosed in the Funds’ Schedule of Investments.

Investments in REITs — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends declared or interest that accrues during the period of the loan. Dividends and interest on securities sold short are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. As of October 31, 2015, the Public Alternatives Fund had open short positions.

In accordance with the terms of its prime brokerage agreement, the Public Alternatives Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Public Alternatives Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Public Alternatives Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty brokers, Goldman Sachs & Co. and Morgan Stanley & Co. LLC, and pledged securities held at the custodian, Brown Brothers & Harriman (“BBH”). The collateral required is determined daily by reference to the market value on short positions.

The Public Alternatives Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statements of Assets and Liabilities.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2015, the Public Alternatives Fund and Real Assets Fund each have entered into swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy. As of October 31, 2015 the Public Alternatives Fund swap agreements were with four counterparty’s and Real Assets Fund swap agreements were with one counterparty.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of October 31, 2015, was as follows:

	Asset Derivatives			Liability Derivatives
	Year Ended October 31, 2015			Year Ended October 31, 2015
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Public Alternatives Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$10,379	*	Net Assets — Unrealized depreciation on futures contracts	$204,822	*
	Net Assets — Unrealized appreciation on swap contracts	5,426,976	†	Net Assets — Unrealized depreciation on swap contracts	4,180,191	†
	Purchased options/swaptions contracts, at Value	345,420		Written options/swaptions contracts, at Value	2,995,660
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	19,586	*

Total Derivatives not accounted for as hedging instruments		$5,782,775			$7,400,259

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

	Asset Derivatives			Liability Derivatives
	Year Ended October 31, 2015			Year Ended October 31, 2015
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Real Asset Fund
Foreign exchange contracts	Unrealized appeciation on forward foreign currency contracts	$168,525		Unrealized depreciation on forward foreign currency contracts	$111,166
	Purchased options/swaptions contracts, at Value	65,593		Written options/swaptions contracts, at Value	88,460
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	9,103	*	Net Assets — Unrealized depreciation on futures contracts	81,618	*
	Net Assets — Unrealized appreciation on swap contracts	5,943	†	Net Assets — Unrealized depreciation on swap contracts	42,109	†
	Purchased options/swaptions contracts, at Value	6,750		Written options/swaptions contracts, at Value	2,531

Total Derivatives not accounted for as hedging instruments		$255,914			$325,884

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments. Market value is reported within the Statement of Assets and Liabilities for swap contracts that have paid premiums and variation margin for centrally cleared swaps.

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2015, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$(314,963)	$—	$1,046,773	$(406,748)	$2,373,079	$2,698,141
Interest rate contracts	50,337	—	—	—	—	50,337
Total	$(264,626)	$—	$1,046,773	$(406,748)	$2,373,079	$2,748,478

Real Assets Fund
Foreign exchange contracts	$—	$36,094	$—	$(125,288)	$107,875	$18,681
Interest rate contracts	(293,228)	—	(23,606)	(233,264)	11,300	(538,798)
Total	$(293,228)	$36,094	$(23,606)	$(358,552)	$119,175	$(520,117)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options/ Swaptions	Written Options/ Swaptions	Total
Public Alternatives Fund
Equity contracts	$(143,194)	$—	$534,292	$(529,890)	$827,835	$689,043
Interest rate contracts	(27,324)	—	—	—	—	(27,324)
Total	$(170,518)	$—	$534,292	$(529,890)	$827,835	$661,719
Real Assets Fund
Foreign exchange contracts	$—	$9,769	$—	$(53,351)	$16,070	$(27,512)
Interest rate contracts	14,040	—	(18,958)	(10,984)	19,044	3,142
Total	$14,040	$9,769	$(18,958)	$(64,335)	$35,114	$(24,370)

Written option and swaption transactions entered into during the year ended October 31, 2015 are summarized as follows:

Fund	Written Options		Swaptions

Public Alternatives Fund	Number of Contracts	Premium
Balance as of October 31, 2014	540	$2,834,838
Written	6,841	28,518,221
Closing buys	(6,775)	(28,849,126)
Balance as of October 31, 2015	606	$2,503,933

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Fund	Written Options		Swaptions
Real Assets Fund	Number of Contracts	Premium	Notional Amount	Premium
Balance as of October 31, 2014	104	$19,797	$2,195,000	$35,014
Written	220	77,387	32,600,625	282,211
Expired	(173)	(45,800)	(9,350,625)	(50,954)
Closing buys	(128)	(36,734)	(18,790,000)	(150,871)
Balance as of October 31, 2015	23	$14,650	$6,655,000	$115,400

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Public Alternatives Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount‡
Total return swaps**	$5,426,976	$(4,180,191)	$1,246,785	$(1,246,785)	$—
	$5,426,976	$(4,180,191)	$1,246,785	$(1,246,785)	$—
Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged†	Net Amount
Total return swaps**	$4,180,191	$(4,180,191)	$—	$—	$—
Short sales	91,193,694	—	91,193,694	(91,193,694)	—
	$95,373,885	$(4,180,191)	$91,193,694	$(91,193,694)	$—
Real Assets Fund
Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Interest rate swaps**	$5,943	$(5,943)	$—	$—	$—
	$5,943	$(5,943)	$—	$—	$—

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount‡
Interest rate swaps**	$42,109	$(5,943)	$36,166	$(36,166)	$—
	$42,109	$(5,943)	$36,166	$(36,166)	$—

**	Amounts presented represent net unrealized appreciation/(depreciation) on total return swap in the capital section of the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums paid on fully funded total return swap contracts.
†	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
‡	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2015, the Funds paid $562,028 in the Global Public Equity Fund, $111,203 in the Income Opportunities Fund, $310,401 in the Public Alternatives Fund and $104,616 in the Real Assets Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund and the Income Opportunities Fund had expenses reduced by $25,383 and $4, respectively, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statement of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Fund’s average daily net assets. The funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the year ended October 31, 2015, the Funds earned credits of $1 each, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

BBH acts as custodian (the “Custodian”) for the Funds. Prior to April 6, 2015, Citibank, N.A. was the custodian. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of October 31, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund
Acadian Asset Management LLC
Allianz Global Investors Capital LLC
Chautauqua Capital Management, LLC
ClariVest Asset Management LLC
Cramer Rosenthal McGlynn LLC
Driehaus Capital Management LLC — Emerging Markets Growth
Driehaus Capital Management LLC — International Small Cap Growth
Fairpointe Capital LLC
Harris Associates LP
LSV Asset Management — Global Concentrated
LSV Asset Management — Micro Cap
Marsico Capital Management LLC
Numeric Investors LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

Income Opportunities Fund
OFI SteelPath, Inc.
Strategic Income Management LLC

Public Alternatives Fund
AJO, LP
AJO Global Market Neutral
ClariVest Asset Management LLC
Numeric Investors LLC
Wells Fargo Portfolio Risk Advisors

Real Assets Fund
BlackRock Financial Management LLC
Kayne Anderson Capital Advisors LP

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, short sales and purchases to cover for the year ended October 31, 2015, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$650,558,084	$597,353,785	$—	$—
Income Opportunities Fund	64,445,043	34,517,398	—	—
Public Alternatives Fund	408,274,845	368,822,269	75,792,580	72,401,757
Real Assets Fund	75,620,351	48,046,034	33,295,316	33,882,884

The cost of short sales and purchases to cover for the year ended October 31, 2015, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Public Alternatives Fund	$218,111,928	$192,641,670	$—	$—

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

The following permanent differences primarily attributable to the tax treatment of PFIC’s, MLP basis adjustments, foreign currency gain (loss), real estate investment trust adjustments, return of capital distributions, swap activity reclasses, distributions reclasses and IRC 263(h) adjustments have been reclassified to/from the following accounts during the year ended October 31, 2015:

	Increase in Undistributed Net Investment Income	Increase (Decrease) in Accumulated Realized Gain	Increase (Decrease) in Paid-in Capital
Global Public Equity Fund	$2,405,327	$(2,405,327)	$—
Income Opportunities Fund	2,532,646	(2,532,646)	—
Public Alternatives Fund	4,670,828	(4,670,220)	(608)
Real Assets Fund	277,569	(278,372)	803

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2015 and October 2014, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2015	$17,766,015	$48,893,876	—	$66,659,891
2014	29,735,214	8,080,966	—	37,816,180
Income Opportunities Fund
2015	$4,444,148	2,072,954	$—	$6,517,102
2014	8,610,068	2,624,584	670,102	11,904,754
Public Alternatives Fund
2015	$15,413,990	$4,112,032	—	$19,526,022
2014	7,855,349	—	—	7,855,349
Real Assets Fund
2015	$808,988	—	$2,151,671	$2,960,659
2014	2,583,574	632,367	2,549,086	5,765,027

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$12,338,550	$47,721,712	$—	$65,761,893	$(65,703)	$125,756,452
Income Opportunities Fund	—	2,518,822	—	(17,867,936)	(9,928)	(15,359,042)
Public Alternatives Fund	13,741,437	4,275,544	—	1,405,280	333,303	19,755,564
Real Assets Fund	—	—	(11,939,936)	(22,011,550)	(103,280)	(34,054,766)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Real Assets Fund has $4,534,465 of short-term capital losses and $7,405,471 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Funds at October 31, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$762,821,894	$118,644,819	$(52,848,627)	$65,796,192
Income Opportunities Fund	176,954,804	9,742,053	(27,654,146)	(17,912,093)
Public Alternatives Fund	426,163,323	17,359,971	(26,974,854)	(9,614,883)
Real Assets Fund	165,039,873	4,642,643	(26,574,465)	(21,931,822)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

The Federal tax cost and aggregate unrealized appreciation and depreciation on securities sold short held by the Funds at October 31, 2015, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Public Alternatives Fund	$101,513,893	$13,607,682	$(3,287,483)	$10,320,199

9. Concentration of Risk:

In the normal course of business, the Global Public Equity Fund, the Income Opportunities Fund, the Public Alternatives Fund, and the Real Assets Fund, invest substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Prospectus provides a description of concentration and risk associated with the different investments in the underlying funds.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of:

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund (collectively, the “Funds”), each a portfolio of The Advisors’ Inner Circle Fund, as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 30, 2015

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be interested persons of the Trust are referred to as Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-762-1442. The following chart lists Trustees and Officers as of October 31, 2015.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]

ROBERT A. NESHER 69 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of SEI Alpha Strategy Portfolio to 2013.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 75 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Dirctorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 57 funds in The Advisors’ Inner Circle Fund.
5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4]

JOHN K. DARR 71 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
JOSEPH T. GRAUSE JR. 63 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Curernt Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
MITCHELL A. JOHNSON 73 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Porfolios, LP to 2013.

BETTY L. KRIKORIAN 72 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 57 funds in The Advisors’ Inner Circle Fund.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[5]
INDEPENDENT BOARD MEMBERS[3,4]

BRUCE R. SPECA 59 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
GEORGE J. SULLIVAN, JR. 72 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Porfolios, LP to 2013.

OFFICERS

MICHAEL BEATTIE 50 yrs. old	President (Since 2011)	Managing Director at SEI since 2011. Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
STEPHEN CONNORS 31 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since December 2015. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.
3	Board Members oversee 57 funds in The Advisors’ Inner Circle Fund.
4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)

RUSSELL EMERY 52 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III, O’Connor EQUUS and Winton Series Trust since 2014 and Winton Diversified Opportunities Fund since 2015.	None.
DIANNE M. DESCOTEAUX 38 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None
BRIDGETT E. SUDALL 35 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.	None.
LISA WHITTAKER 37 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).	None.
JOHN Y. KIM 34 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).	None.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$951.80	0.95%	$4.67
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Income Opportunities Fund

Actual Fund Return	$1,000.00	$893.50	0.53%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.53	0.53%	$2.70
Public Alternatives Fund (1)

Actual Fund Return	$1,000.00	$999.00	1.87%	$9.42
Hypothetical 5% Return	$1,000.00	$1,020.27	1.87%	$9.50
Real Assets Fund

Actual Fund Return	$1,000.00	$852.50	0.72%	$3.36

Hypothetical 5% Return	$1,000.00	$1,021.58	0.72%	$3.67

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales(1)), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the commencement of operations period shown.)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory and sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on May 19, 2015 and August 25, 2015 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Cornerstone Advisors, Inc. (the “Adviser”) and the Trust, on behalf of the Funds; and

•	the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund
Acadian Asset Management LLC	Cornerstone Advisors Global Public Equity Fund
Allianz Global Investors U.S. LLC	Cornerstone Advisors Global Public Equity Fund
BlackRock Financial Management, LLC	Cornerstone Advisors Real Assets Fund
ClariVest Asset Management LLC	Cornerstone Advisors Public Alternatives Fund
Cramer Rosenthal McGlynn LLC	Cornerstone Advisors Global Public Equity Fund
Driehaus Capital Management LLC	Cornerstone Advisors Global Public Equity Fund
Fairpointe Capital LLC	Cornerstone Advisors Global Public Equity Fund
Harris Associates L.P.	Cornerstone Advisors Global Public Equity Fund
Kayne Anderson Capital Advisors, L.P.	Cornerstone Advisors Real Assets Fund
LSV Asset Management	Cornerstone Advisors Global Public Equity Fund
Marsico Capital Management, LLC	Cornerstone Advisors Global Public Equity Fund
OFI SteelPath, Inc.	Cornerstone Advisors Income Opportunities Fund
Parametric Portfolio Associates LLC	Cornerstone Advisors Global Public Equity Fund
Phocas Financial Corporation	Cornerstone Advisors Global Public Equity Fund
Thornburg Investment Management Inc.	Cornerstone Advisors Global Public Equity Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Advisers.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were provided to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

BOARD CONSIDERATIONS IN APPROVING THE CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND SUB-ADVISORY AGREEMENT WITH STRATEGIC INCOME MANAGEMENT LLC (unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the sub-advisory agreements of the Cornerstone Advisors Income Opportunities Fund (the “Fund”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On September 1, 2015, Strategic Income Management, LLC (the “Sub-Adviser”) owners Mr. Gary Pokrzywinski, Mr. Brian Placzek and Mr. Tim Black purchased the Sub-Adviser ownership interests held by Mr. Randall Yoakum and Ms. Nicolé Verbrugghe (the “Transaction”). Prior to the Transaction, Messrs. Yoakum and Pokrzywinski each owned over 25% of the Sub-Adviser ownership interests. Following the Transaction, Messrs. Pokrzywinski and Placzek each owned over 25% of the Sub-Adviser ownership interests. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to control such company. Accordingly, the Transaction may have been considered to have resulted in a change in control of the Sub-Adviser under the 1940 Act, resulting in the assignment, and automatic termination, of the prior sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Prior Sub-Advisory Agreement”). Accordingly, in anticipation of the Transaction, a Board meeting was held on August 25, 2015 (the “August 2015 Meeting”) to decide whether to approve a new sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “New Sub-Advisory Agreement”).

At the August 2015 Meeting, in connection with its approval of the New Sub-Advisory Agreement, the Board considered materials provided by the Adviser and the Sub-Adviser and reviewed by the Board in advance of the August 2015 Meeting that detailed, among other things, the terms, conditions and expected timing of the Transaction, the reasons that the Sub-Adviser was undergoing the Transaction, the implications of the Transaction on the Sub-Adviser’s business and the pre- and post-Transaction structure of the Sub-Adviser. In recognition of the fact that the Transaction had not been consummated at the time of the August 2015 Meeting and that the Board was being asked to approve the Sub-Adviser as it was expected to exist after the consummation of the Transaction as the investment sub-adviser to the Fund, the materials provided by the Sub-Adviser addressed both the Sub-Adviser as it existed at the time of the August 2015 Meeting and the Sub-Adviser as it was expected to exist after the consummation of the Transaction. Representatives of the Adviser, attending the August 2015 Meeting telephonically, provided further detail on the matters discussed in such materials and participated in a question and answer session. The Board, in considering the New Sub-Advisory Agreement in the context of the Transaction, relied upon representations from the Sub-Adviser that: (i) the Transaction was not expected to result in any material changes to the nature, quality and extent of services provided to the Fund by the Sub-Adviser that are discussed below; (ii) the Sub-Adviser did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (iii) the portfolio managers for the Fund were not expected to change in connection with the Transaction.

At the August 2015 Meeting, the Board also considered the terms of the New Sub-Advisory Agreement and noted that the terms of the New Sub-Advisory Agreement were identical to those of the Prior Sub-Advisory Agreement except for the date. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the renewal of the Prior Sub-Advisory Agreement, which occurred at a Board meeting held on May 19, 2015 (the “May 2015 Meeting”), as part of its considerations to approve the New Sub-Advisory Agreement.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Sub-Advisory Agreement at the May 2015 Meeting, and the conclusions made by the Board when determining to renew the Prior Sub-Advisory Agreement for an additional one-year term.

In preparation for the May 2015 Meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Prior Sub-Advisory Agreement. Prior to the May 2015 Meeting, the Independent Trustees met to review and discuss the information provided. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the May 2015 Meeting and other meetings held during the prior year, to help them decide whether to renew the Prior Sub-Advisory Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Adviser’s services; (ii) the Sub-Adviser’s investment management personnel; (iii) the Sub-Adviser’s operations and financial condition; (iv) the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Sub-Adviser and overall fees and operating

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (vii) the Sub-Adviser’s potential economies of scale; (viii) the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Adviser and overall performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the May 2015 Meeting to help the Trustees evaluate the Sub-Adviser’s services, fee and other aspects of the Prior Sub-Advisory Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the May 2015 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Prior Sub-Advisory Agreement. In considering the renewal of the Prior Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Adviser; (ii) the investment performance of the Fund and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Sub-Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Sub-Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Sub-Adviser, the Board reviewed the portfolio management services provided by the Sub-Adviser to the Fund, including the quality and continuity of the Sub-Adviser’s portfolio management personnel, the resources of the Sub-Adviser, and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Sub-Advisory Agreement. The Trustees also reviewed the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration form (“Form ADV”) for the Sub-Adviser was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Adviser were sufficient to support renewal of the Prior Sub-Advisory Agreement.

Investment Performance of the Fund and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Adviser’s contribution thereto, over various time periods, including since inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Adviser provided information regarding and led discussions of factors impacting the Sub-Adviser’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Sub-Adviser’s performance was satisfactory, or, where the Sub-Adviser’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Adviser in an effort to improve performance. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Prior Sub-Advisory Agreement.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Adviser and its affiliates. The Trustees considered how the Sub-Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Sub-Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Sub-Adviser’s commitment to managing the Fund.

The Trustees considered the Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Sub-Adviser with respect to economies of scale.

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fees payable thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
October 31, 2015

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2015 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2015, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short- Term Capital Gain (5)
Global Public Equity Fund	0.00%	73.35%	26.65%	100.00%	30.50%	81.86%	0.00%	0.00%	100.00%
Income Opportunities Fund	0.00%	0.00%	100.00%	100.00%	46.92%	45.15%	0.00%	32.59%	100.00%
Public Alternatives Fund	0.00%	21.06%	78.94%	100.00%	0.30%	11.51%	2.23%	1.07%	100.00%
Real Assets Fund	72.68%	0.00%	27.32%	100.00%	100.00%	100.00%	3.30%	1.36%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2015. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$116,100	$0	$0	$112,800	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$25,000	$0	$0	$25,000	$0	$0
(d)	All Other Fees	$0	$0	$4,000	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$723,360	N/A	N/A	$595,010	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$130,000	N/A	N/A	$120,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$72,450	N/A	N/A	$34,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$110,000	N/A	N/A	$110,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2015	2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $29,000 and $25,000 for 2015 and 2014, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $55,300 and $79,100 for 2015 and 2014, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $72,450 and $34,500 for 2015 and 2014, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2015 and 2014, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2016

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: January 8, 2016

*	Print the name and title of each signing officer under his or her signature.